UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06456
                                                     ---------------------

                   Nuveen Premier Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                SEMIANNUAL REPORT April 30, 2007
                                                --------------------------------

                                     Nuveen Investments
                                     Municipal Closed-End Funds

            NUVEEN INVESTMENT
            QUALITY MUNICIPAL
                   FUND, INC.
                          NQM

                NUVEEN SELECT
            QUALITY MUNICIPAL
                   FUND, INC.
                          NQS

               NUVEEN QUALITY
             INCOME MUNICIPAL                   Photo of: Older Couple
                   FUND, INC.
                          NQU

               NUVEEN PREMIER
             MUNICIPAL INCOME
                   FUND, INC.
                          NPF

             NUVEEN MUNICIPAL
                  HIGH INCOME
             OPPORTUNITY FUND
                          NMZ

                                                            Photo of: Young Girl

                                     DEPENDABLE,
                                     TAX-FREE INCOME BECAUSE
                                     IT'S NOT WHAT YOU EARN,
                                     IT'S WHAT YOU KEEP.(R)


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                                                                 NUVEEN
                                                                     INVESTMENTS

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                                                                 NUVEEN
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


      Chairman's
            LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


      Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

      For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

      We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

      Sincerely,

      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      CHAIRMAN OF THE BOARD

      June 15, 2007

Nuveen Investments Municipal Closed-End Funds
NQM, NQS, NQU, NPF, NMZ

Portfolio Managers'
         COMMENTS

PORTFOLIO MANAGERS PAUL BRENNAN, TOM SPALDING, AND JOHN MILLER REVIEW KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE FIVE NATIONAL FUNDS. WITH OVER 17 YEARS OF INVESTMENT EXPERIENCE, PAUL ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NQM AND NPF IN JULY 2006. A 30-YEAR VETERAN OF NUVEEN, TOM HAS MANAGED NQS AND NQU SINCE 2003. JOHN, WHO HAS 14 YEARS OF MUNICIPAL MARKET EXPERIENCE, HAS MANAGED NMZ SINCE ITS INCEPTION IN 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2007?

During this six-month period, we continued to see a further flattening of the yield curve. In this environment, where the slope of the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration 1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with longer maturities: 20 years and longer in NQS and NQU, 25 years and longer in NQM and NPF, and 25 to 30 years in NMZ. We believed that bonds in this range of the curve generally offered more attractive yields, better value, and reward opportunities more commensurate with their risk levels.

Our duration management strategies during this period also included the use of inverse floating rate trusts, 2 a type of derivative financial instrument, in all five of these Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we discussed the use of forward interest rate swaps and futures contracts (additional types of derivative instruments) as duration management tools.

We also continued to put emphasis on individual credit selection, using a long-term relative value approach. During this period, the municipal market saw steady new money issuance as well as a number of major advance refundings 3 and debt restructurings, which provided us with an increased number of bonds from which to choose. For the six months ended April 30, 2007, municipal issuance nationwide totaled $223.7 billion, up 32% compared with the six-month period ended April 30, 2006. During the first four months of 2007, supply increased 37% over that of the first four months of 2006--to $135.4 billion--primarily due to a 71% increase in refundings during this period.

1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate trust is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the six-month period, are further defined within the "Notes to Financial Statements" and "Glossary of Terms Used in This Report" sections of this shareholder report.

3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Much of the new supply was highly rated and/or insured, and this factor, combined with enhanced credit quality resulting from a number of advance refundings, meant that the Funds' allocations of credits rated AAA generally increased over this period. In NQM, NQS, NQU, and NPF, we also continued to work to maintain our weightings of lower credit quality bonds because of their strong performance and support for the Funds' income streams. In NQM and NQU, this included participating in the new offerings of California and New Jersey tobacco bonds that were issued as part of the advance refunding of older tobacco bonds in these two states. However, as credit spreads continued to tighten, these four Funds generally found fewer attractively structured lower-rated credit opportunities in the market.

In NQS and NQU, most of the cash we redeployed during this period came from called holdings, which we used to enhance the Funds' diversification by investing in a variety of essential services sectors such as water and sewer and utilities. We also continued to keep these Funds well diversified geographically, looking to states with stronger issuance, including California, Texas, New York, Florida, and Illinois, for many of the additions to the portfolios.

In NQM and NPF, in addition to reinvesting a few bond call proceeds, we selectively sold some of the Funds' holdings that were nearing redemption in order to generate cash for purchases. We also took advantage of opportunities to sell bonds that were purchased when yields were lower and replace them with newer credits that yielded comparatively more. We continued to redeploy proceeds to bonds that could help us increase income-generating potential, such as credits with unusual types of coupons, including zero coupon and discount bonds.

In NMZ, which was established as a high-yield Fund that can invest up to 50% of its portfolio in subinvestment-grade quality municipal credits, our focus was primarily on credit-specific analysis and selection, which we believe are critical in this segment of the market. Fund holdings were analyzed on the basis of credit quality, credit spreads, and relative value and sold to generate cash if we determined that we could purchase other bonds that were more attractive in these areas. During this period, many of these sales involved higher-quality bonds and pre-refunded bonds with shorter durations. Proceeds were then reinvested in longer, high-yield bonds that would help to keep NMZ's 50% investment-grade/50% subinvestment-grade mix in balance.

While each of NMZ's purchases was based on the credit's individual merits, three additions to our portfolio during this period involved lower-rated bonds issued for convention center hotels in St. Louis, Austin and the Chicago suburbs. In each case, we believed these bonds offered the potential for future credit quality improvement.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE

For periods ended 4/30/07

                     CUMULATIVE                   ANNUALIZED
                  --------------    ------------------------------------------
                      6-MONTH        1-YEAR         5-YEAR             10-YEAR
------------------------------------------------------------------------------
NQM                    1.25%         7.31%          6.90%              6.60%
------------------------------------------------------------------------------
NQS                    1.50%         6.66%          7.30%              6.85%
------------------------------------------------------------------------------
NQU                    1.24%         6.45%          6.86%              6.48%
------------------------------------------------------------------------------
NPF                    1.41%         7.87%          6.94%              6.48%
------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index 4           1.59%         5.78%          5.16%              5.81%
------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average 5        1.66%         7.42%          7.34%              6.60%
------------------------------------------------------------------------------
NMZ                    3.24%         10.41%         NA                 NA
------------------------------------------------------------------------------
Lehman Brothers
High-Yield Municipal
Bond Index 4           3.41%         9.93%          --                 --
------------------------------------------------------------------------------
Lipper High-Yield
Municipal Debt
Funds Average 5        2.77%         8.70%          --                 --
------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2007, the cumulative returns on NAV for NPF, NQM and NQU trailed the Lehman Brothers Municipal Bond Index while NQS performed inline. These four funds lagged the Lipper peer group average. NMZ's 6-month return trailed the Lehman Brothers High-Yield Municipal Bond Index but outperformed the Lipper High-Yield peer group for the period. It is important to note that the Lehman High-Yield Municipal Bond Index is composed of 100% high-yield bonds, while NMZ comprises a maximum of 50% subinvestment-grade bonds offering high yields, with the remainder invested in investment-grade credits. This difference can play an important role in NMZ's performance

4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The Lehman Brothers High-Yield Municipal Bond Index is an unleveraged, unmanaged national index comprising municipal bonds rated below investment grade (i.e., below Baa by Moody's Investors Service and below BBB by Standard & Poor's or Fitch Ratings). Results for the Lehman Brothers Indexes do not reflect any expenses.

5 The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. Fund and Lipper returns assume reinvestment of dividends. The Lipper High-Yield Municipal Debt Funds Average is calculated using the returns of all 15 closed-end funds in this category for the six-month and one-year periods. Fund and Lipper returns assume reinvestment of dividends.

relative to the index, especially during periods when the high-yield market outperforms the municipal market as a whole, as was the case during the six months ended April 30, 2007.

Factors that influenced the Funds' returns during this period included duration, individual security selection, exposure to lower-rated credits, sector allocations, and advance refunding activity.

As the yield curve continued to flatten over the course of this period, municipal bonds with maturities of 20 years and longer, as measured by the Lehman Brothers Municipal Bond Index, performed best, generally outpacing municipal bonds with shorter maturities. As mentioned earlier, one of our strategies during this period focused on adding longer bonds to our portfolios. This purchase activity and our duration management strategies helped to extend the Funds' durations and bring them closer in line with our preferred strategic range, which was generally beneficial. Overall, however, NQM was not as well positioned in terms of duration as the other Funds in this report, which detracted from its performance.

During this period, we continued to employ strategies that we believed could help strengthen the future income streams of our portfolios. In addition to income potential, the Funds' holdings of zero coupon bonds, which we continued to build, also provided a positive impact on performance for this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of these Funds also benefited from their weightings in lower-quality credits. The outperformance of these credit sectors was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. Overall, NQU had heavier exposure to lower-rated and non-rated credits than NQM, NQS and NPF, which helped its return. In addition to its holdings of approximately 9% in bonds rated BBB, NMZ held 20% in bonds rated BB or lower (subinvestment-grade) and 35% in non-rated bonds, some of which Nuveen has determined to be of investment-grade quality. Overall, conditions in the high-yield market remained positive during this period due to narrowing credit spreads, low default rates, and strong demand for high-yield paper. This benefited the performance NMZ's holdings of high-yield credits during this period.

Among the lower-rated holdings making positive contributions to the Funds' returns for this period were industrial development revenue (IDR) bonds and healthcare (including hospitals) credits. One of NMZ's higher-yielding hospital holdings that appreciated significantly during this period was a non-rated bond Hills and Dales General Hospital in Michigan. Lower-rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 4% of the portfolios of NQM, NQS, NQU, and NPF as of April 30, 2007, also performed well. As the result of advance refundings, NMZ's allocation of BBB-rated tobacco bonds fell to about 1% over this period, although we continued to hold the pre-refunded tobacco bonds, which were upgraded to AAA. While NMZ did not participate in the new offerings of California or New Jersey tobacco bonds, we continued to monitor the secondary market in these names to watch for opportunities to increase the Fund's lower-rated tobacco exposure.

We continued to see positive contributions from increased advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. As previously mentioned, two of the more significant advance refundings during this period involved BBB rated tobacco bonds issued by California's Golden State Tobacco Securitization Corporation (held by NPF and
NMZ) and by New Jersey's Tobacco Settlement Financing Corporation (held by NQM, NQS, NQU, and NMZ). In addition to these tobacco bonds, NMZ also benefited from advance refundings of casino bonds issued by the Lac Courte Oreilles Band of Lake Superior Chippewa Indians in Wisconsin and IDR credits issued for the Rockbridge County Horse Center in Virginia.

At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, particularly those with effective maturities between 5 and 10 years. NMZ also held two non-rated credits that experienced some financial stress during this period, which resulted in small declines in valuation: Heritage Christian School of Northern Colorado and the Pickwick Apartments, a multifamily housing project in Kansas City, Missouri.

Dividend and Share Price
         INFORMATION

These five Funds use leverage to potentially enhance opportunities for additional income for common shareholders. Although the extent of this benefit was reduced during this period due to high short-term interest rates that, in turn, kept the Funds' borrowing costs high, the Funds' use of leverage continued to provide incremental income. Consequently, the dividends of NQM, NQS, NQU, and NMZ remained stable throughout the six-month reporting period ended April 30, 2007. In NPF, our income strategies, including an increased position in inverse floaters and the use of forward interest rate swaps, resulted in a dividend increase effective at the beginning of this period (November 2006).

Due to normal portfolio activity, common shareholders of NMZ also received a capital gains distribution of $0.0045 per share and a net ordinary income distribution of $0.0002 per share at the end of December 2006.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, NQM, NQS, NQU and NMZ had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while NPF had a positive UNII balance, based on our best estimates, for tax purposes and a negative UNII balance for financial statement purposes.

As of April 30, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             4/30/07                            6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                           PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NQM                           +1.23%                                     -0.20%
--------------------------------------------------------------------------------
NQS                           +6.22%                                     +3.42%
--------------------------------------------------------------------------------
NQU                           +1.50%                                     -2.45%
--------------------------------------------------------------------------------
NPF                           -7.53%                                     -8.67%
--------------------------------------------------------------------------------
NMZ                          +13.42%                                     +9.48%
--------------------------------------------------------------------------------

Nuveen Investment Quality Municipal Fund, Inc.

NQM

Performance
       OVERVIEW  As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $     15.69
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $     15.50
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.23%
--------------------------------------------------------------------------------
Market Yield                                                               5.16%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.17%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $   554,654
--------------------------------------------------------------------------------
Average Effective Maturity on
Securities (Years)                                                         15.23
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 10.38
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/21/90)
-------------------------------------
             ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)       3.21%        1.25%
-------------------------------------
1-Year            12.47%        7.31%
-------------------------------------
5-Year             8.52%        6.90%
-------------------------------------
10-Year            7.26%        6.60%
-------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 14.2%
--------------------------------------------------------------------------------
New York                                                                   11.4%
--------------------------------------------------------------------------------
Texas                                                                       9.2%
--------------------------------------------------------------------------------
Illinois                                                                    7.4%
--------------------------------------------------------------------------------
Washington                                                                  5.4%
--------------------------------------------------------------------------------
Minnesota                                                                   4.7%
--------------------------------------------------------------------------------
District of Columbia                                                        4.1%
--------------------------------------------------------------------------------
Rhode Island                                                                3.5%
--------------------------------------------------------------------------------
Colorado                                                                    3.2%
--------------------------------------------------------------------------------
Nevada                                                                      3.1%
--------------------------------------------------------------------------------
Georgia                                                                     2.8%
--------------------------------------------------------------------------------
Michigan                                                                    2.3%
--------------------------------------------------------------------------------
Massachusetts                                                               2.2%
--------------------------------------------------------------------------------
Louisiana                                                                   2.1%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.1%
--------------------------------------------------------------------------------
Indiana                                                                     2.0%
--------------------------------------------------------------------------------
Florida                                                                     1.9%
--------------------------------------------------------------------------------
Pennsylvania                                                                1.7%
--------------------------------------------------------------------------------
South Carolina                                                              1.6%
--------------------------------------------------------------------------------
Arkansas                                                                    1.5%
--------------------------------------------------------------------------------
Other                                                                      13.6%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            28.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.2%
--------------------------------------------------------------------------------
Health Care                                                                12.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     12.0%
--------------------------------------------------------------------------------
Transportation                                                              9.8%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.2%
--------------------------------------------------------------------------------
Consumer Staples                                                            4.0%
--------------------------------------------------------------------------------
Other                                                                      13.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          70%
AA                                                                            8%
A                                                                             9%
BBB                                                                          10%
BB or Lower                                                                   1%
N/R                                                                           2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0700  $0.0675  $0.0675  $0.0675  $0.0675 $0.0675  $0.0675  $0.0675  $0.0675  $0.0675  $0.0675  $0.0675
---------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep     Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                            5/01/06       $14.73
                                          $14.73
                                          $14.72
                                          $14.67
                                          $14.64
                                          $14.73
                                          $14.77
                                          $14.80
                                          $14.68
                                          $14.68
                                          $14.69
                                          $14.72
                                          $14.66
                                          $14.64
                                          $14.63
                                          $14.63
                                          $14.60
                                          $14.62
                                          $14.56
                                          $14.66
                                          $14.63
                                          $14.65
                                          $14.80
                                          $14.79
                                          $14.70
                                          $14.65
                                          $14.68
                                          $14.69
                                          $14.64
                                          $14.58
                                          $14.44
                                          $14.32
                                          $14.25
                                          $14.31
                                          $14.25
                                          $14.10
                                          $14.11
                                          $14.05
                                          $14.02
                                          $14.04
                                          $14.13
                                          $14.07
                                          $14.08
                                          $14.15
                                          $14.25
                                          $14.27
                                          $14.23
                                          $14.30
                                          $14.28
                                          $14.29
                                          $14.30
                                          $14.30
                                          $14.30
                                          $14.30
                                          $14.27
                                          $14.37
                                          $14.38
                                          $14.48
                                          $14.56
                                          $14.63
                                          $14.57
                                          $14.60
                                          $14.80
                                          $14.98
                                          $14.99
                                          $14.94
                                          $14.91
                                          $14.99
                                          $14.92
                                          $14.93
                                          $14.96
                                          $14.98
                                          $14.86
                                          $14.86
                                          $14.89
                                          $14.91
                                          $14.92
                                          $14.92
                                          $14.93
                                          $14.95
                                          $14.92
                                          $15.05
                                          $15.07
                                          $15.06
                                          $15.07
                                          $15.09
                                          $15.10
                                          $15.08
                                          $15.07
                                          $15.05
                                          $15.02
                                          $15.07
                                          $15.04
                                          $15.00
                                          $15.04
                                          $15.05
                                          $15.12
                                          $15.05
                                          $15.08
                                          $15.05
                                          $15.04
                                          $15.06
                                          $15.17
                                          $15.24
                                          $15.29
                                          $15.26
                                          $15.35
                                          $15.35
                                          $15.34
                                          $15.38
                                          $15.46
                                          $15.37
                                          $15.36
                                          $15.38
                                          $15.51
                                          $15.36
                                          $15.48
                                          $15.38
                                          $15.37
                                          $15.37
                                          $15.55
                                          $15.55
                                          $15.49
                                          $15.54
                                          $15.58
                                          $15.55
                                          $15.60
                                          $15.59
                                          $15.59
                                          $15.60
                                          $15.60
                                          $15.59
                                          $15.51
                                          $15.53
                                          $15.48
                                          $15.45
                                          $15.41
                                          $15.38
                                          $15.25
                                          $15.45
                                          $15.40
                                          $15.27
                                          $15.39
                                          $15.39
                                          $15.27
                                          $15.28
                                          $15.31
                                          $15.24
                                          $15.28
                                          $15.34
                                          $15.40
                                          $15.62
                                          $15.63
                                          $15.77
                                          $15.70
                                          $15.80
                                          $15.73
                                          $15.80
                                          $15.82
                                          $15.79
                                          $15.71
                                          $15.58
                                          $15.59
                                          $15.45
                                          $15.39
                                          $15.40
                                          $15.44
                                          $15.48
                                          $15.50
                                          $15.48
                                          $15.47
                                          $15.47
                                          $15.60
                                          $15.58
                                          $15.56
                                          $15.55
                                          $15.68
                                          $15.44
                                          $15.46
                                          $15.53
                                          $15.50
                                          $15.48
                                          $15.45
                                          $15.42
                                          $15.48
                                          $15.60
                                          $15.58
                                          $15.42
                                          $15.55
                                          $15.47
                                          $15.47
                                          $15.60
                                          $15.67
                                          $15.68
                                          $15.80
                                          $15.71
                                          $15.64
                                          $15.63
                                          $15.50
                                          $15.55
                                          $15.49
                                          $15.45
                                          $15.48
                                          $15.51
                                          $15.59
                                          $15.56
                                          $15.52
                                          $15.51
                                          $15.73
                                          $15.71
                                          $15.74
                                          $15.80
                                          $15.73
                                          $15.72
                                          $15.66
                                          $15.80
                                          $15.85
                                          $15.76
                                          $15.85
                                          $15.70
                                          $15.61
                                          $15.55
                                          $15.62
                                          $15.66
                                          $15.59
                                          $15.56
                                          $15.65
                                          $15.68
                                          $15.63
                                          $15.64
                                          $15.65
                                          $15.59
                                          $15.62
                                          $15.62
                                          $15.72
                                          $15.67
                                          $15.67
                                          $15.63
                                          $15.60
                                          $15.59
                                          $15.60
                                          $15.60
                                          $15.55
                                          $15.54
                                          $15.53
                                          $15.52
                                          $15.56
                                          $15.56
                                          $15.62
                                          $15.65
                                          $15.69
                                          $15.73
                                          $15.73
                            4/30/07       $15.69

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Select Quality Municipal Fund, Inc.

NQS

Performance
      OVERVIEW  As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]
AAA/U.S. Guaranteed                                                          76%
AA                                                                            4%
A                                                                             5%
BBB                                                                          12%
BB or Lower                                                                   2%
N/R                                                                           1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0730  $0.0705  $0.0705  $0.0705  $0.0705 $0.0705  $0.0705  $0.0705  $0.0705  $0.0705  $0.0705  $0.0705
---------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep     Oct      Nov      Dec      Jan      Feb     Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                            5/01/06      $15.05
                                         $15.16
                                         $15.04
                                         $15.06
                                         $14.99
                                         $15.03
                                         $15.02
                                         $14.96
                                         $14.85
                                         $14.91
                                         $15.07
                                         $15.07
                                         $15.03
                                         $15.09
                                         $15.05
                                         $14.90
                                         $14.75
                                         $14.84
                                         $14.82
                                         $14.95
                                         $14.90
                                         $14.88
                                         $15.03
                                         $15.14
                                         $15.46
                                         $15.08
                                         $15.09
                                         $14.95
                                         $15.01
                                         $15.00
                                         $14.91
                                         $14.98
                                         $14.96
                                         $14.95
                                         $14.97
                                         $15.01
                                         $14.81
                                         $14.74
                                         $14.79
                                         $14.76
                                         $14.72
                                         $14.69
                                         $14.80
                                         $14.95
                                         $15.05
                                         $15.10
                                         $14.95
                                         $15.05
                                         $15.02
                                         $15.00
                                         $14.90
                                         $14.89
                                         $14.86
                                         $14.90
                                         $14.81
                                         $14.85
                                         $14.90
                                         $14.92
                                         $15.12
                                         $15.03
                                         $15.15
                                         $15.27
                                         $15.29
                                         $15.30
                                         $15.23
                                         $15.23
                                         $15.26
                                         $15.38
                                         $15.34
                                         $15.37
                                         $15.33
                                         $15.58
                                         $15.41
                                         $15.36
                                         $15.37
                                         $15.32
                                         $15.35
                                         $15.34
                                         $15.37
                                         $15.36
                                         $15.28
                                         $15.38
                                         $15.38
                                         $15.38
                                         $15.45
                                         $15.50
                                         $15.54
                                         $15.66
                                         $15.65
                                         $15.60
                                         $15.54
                                         $15.68
                                         $15.63
                                         $15.66
                                         $15.58
                                         $15.45
                                         $15.58
                                         $15.43
                                         $15.41
                                         $15.42
                                         $15.44
                                         $15.63
                                         $15.60
                                         $15.65
                                         $15.74
                                         $15.74
                                         $15.69
                                         $15.69
                                         $15.76
                                         $15.83
                                         $15.75
                                         $15.77
                                         $15.86
                                         $15.82
                                         $15.69
                                         $15.58
                                         $15.55
                                         $15.36
                                         $15.28
                                         $15.25
                                         $15.25
                                         $15.32
                                         $15.33
                                         $15.31
                                         $15.37
                                         $15.39
                                         $15.43
                                         $15.51
                                         $15.54
                                         $15.47
                                         $15.50
                                         $15.59
                                         $15.70
                                         $15.79
                                         $15.68
                                         $15.70
                                         $15.80
                                         $15.87
                                         $15.87
                                         $15.89
                                         $15.82
                                         $15.79
                                         $15.81
                                         $15.86
                                         $15.89
                                         $15.96
                                         $16.00
                                         $15.96
                                         $15.92
                                         $16.02
                                         $16.13
                                         $16.24
                                         $16.30
                                         $16.30
                                         $16.34
                                         $16.35
                                         $16.33
                                         $16.49
                                         $16.35
                                         $16.20
                                         $16.17
                                         $16.11
                                         $16.04
                                         $15.96
                                         $16.01
                                         $15.96
                                         $15.90
                                         $15.99
                                         $16.06
                                         $16.04
                                         $16.20
                                         $16.20
                                         $16.39
                                         $16.28
                                         $16.25
                                         $16.21
                                         $16.27
                                         $16.05
                                         $16.10
                                         $16.08
                                         $16.02
                                         $16.02
                                         $16.00
                                         $16.00
                                         $15.95
                                         $15.92
                                         $15.91
                                         $15.87
                                         $15.94
                                         $15.96
                                         $15.95
                                         $15.96
                                         $15.92
                                         $15.94
                                         $15.99
                                         $15.95
                                         $16.18
                                         $16.13
                                         $16.07
                                         $16.15
                                         $16.12
                                         $16.19
                                         $16.21
                                         $16.20
                                         $16.17
                                         $16.22
                                         $16.21
                                         $16.25
                                         $16.22
                                         $16.19
                                         $16.16
                                         $16.13
                                         $16.21
                                         $16.18
                                         $16.14
                                         $16.21
                                         $16.19
                                         $16.21
                                         $16.25
                                         $16.12
                                         $16.00
                                         $15.92
                                         $15.93
                                         $15.91
                                         $15.87
                                         $15.92
                                         $15.91
                                         $15.88
                                         $15.87
                                         $15.86
                                         $15.75
                                         $15.65
                                         $15.81
                                         $15.81
                                         $15.94
                                         $15.94
                                         $16.05
                                         $16.16
                                         $16.15
                                         $16.24
                                         $16.16
                                         $16.11
                                         $16.19
                                         $16.19
                                         $16.24
                                         $16.25
                                         $16.38
                                         $16.45
                                         $16.43
                                         $16.39
                                         $16.41
                                         $16.37
                                         $16.31
                            4/30/07      $16.39

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $     16.39
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $     15.43
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  6.22%
--------------------------------------------------------------------------------
Market Yield                                                               5.16%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.17%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $   524,497
--------------------------------------------------------------------------------
Average Effective Maturity on
Securities (Years)                                                         13.71
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                  7.08
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
Cumulative       8.79%         1.50%
------------------------------------
1-Year          14.95%         6.66%
------------------------------------
5-Year           9.56%         7.30%
------------------------------------
10-Year          7.57%         6.85%
------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   11.2%
--------------------------------------------------------------------------------
Texas                                                                      10.1%
--------------------------------------------------------------------------------
New York                                                                    8.9%
--------------------------------------------------------------------------------
Colorado                                                                    6.9%
--------------------------------------------------------------------------------
South Carolina                                                              6.3%
--------------------------------------------------------------------------------
Nevada                                                                      5.5%
--------------------------------------------------------------------------------
Michigan                                                                    5.2%
--------------------------------------------------------------------------------
New Jersey                                                                  4.7%
--------------------------------------------------------------------------------
Tennessee                                                                   4.4%
--------------------------------------------------------------------------------
California                                                                  3.0%
--------------------------------------------------------------------------------
New Mexico                                                                  3.0%
--------------------------------------------------------------------------------
Alabama                                                                     2.5%
--------------------------------------------------------------------------------
Utah                                                                        2.5%
--------------------------------------------------------------------------------
North Carolina                                                              2.3%
--------------------------------------------------------------------------------
Washington                                                                  2.1%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.1%
--------------------------------------------------------------------------------
District of Columbia                                                        2.1%
--------------------------------------------------------------------------------
Oklahoma                                                                    1.6%
--------------------------------------------------------------------------------
Ohio                                                                        1.4%
--------------------------------------------------------------------------------
South Dakota                                                                1.4%
--------------------------------------------------------------------------------
Other                                                                      12.8%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            33.6%
--------------------------------------------------------------------------------
Utilities                                                                  14.4%
--------------------------------------------------------------------------------
Transportation                                                             13.1%
--------------------------------------------------------------------------------
Health Care                                                                11.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      5.7%
--------------------------------------------------------------------------------
Other                                                                      12.7%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Quality Income Municipal Fund, Inc.

NQU

Performance
      OVERVIEW  As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $     15.53
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $     15.30
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.50%
--------------------------------------------------------------------------------
Market Yield                                                               4.91%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.82%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $   829,083
--------------------------------------------------------------------------------
Average Effective Maturity on
Securities (Years)                                                         12.91
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                  8.30
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/91)
-----------------------------------
           ON SHARE PRICE    ON NAV
-----------------------------------
6-Month
(Cumulative)    8.11%         1.24%
-----------------------------------
1-Year          8.83%         6.45%
-----------------------------------
5-Year          8.60%         6.86%
-----------------------------------
10-Year         6.84%         6.48%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
New York                                                                   11.9%
--------------------------------------------------------------------------------
Texas                                                                      11.0%
--------------------------------------------------------------------------------
Illinois                                                                   10.0%
--------------------------------------------------------------------------------
California                                                                  7.4%
--------------------------------------------------------------------------------
Washington                                                                  6.4%
--------------------------------------------------------------------------------
South Carolina                                                              5.8%
--------------------------------------------------------------------------------
Massachusetts                                                               5.1%
--------------------------------------------------------------------------------
Nevada                                                                      4.5%
--------------------------------------------------------------------------------
Oklahoma                                                                    4.4%
--------------------------------------------------------------------------------
New Jersey                                                                  3.3%
--------------------------------------------------------------------------------
Colorado                                                                    3.2%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.4%
--------------------------------------------------------------------------------
Ohio                                                                        2.1%
--------------------------------------------------------------------------------
Alabama                                                                     2.0%
--------------------------------------------------------------------------------
North Carolina                                                              1.9%
--------------------------------------------------------------------------------
Louisiana                                                                   1.5%
--------------------------------------------------------------------------------
Virginia                                                                    1.3%
--------------------------------------------------------------------------------
Michigan                                                                    1.3%
--------------------------------------------------------------------------------
Other                                                                      14.5%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            38.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.8%
--------------------------------------------------------------------------------
Transportation                                                             14.7%
--------------------------------------------------------------------------------
Utilities                                                                   9.5%
--------------------------------------------------------------------------------
Health Care                                                                 7.2%
--------------------------------------------------------------------------------
Consumer Staples                                                            3.8%
--------------------------------------------------------------------------------
Other                                                                      11.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          80%
AA                                                                            6%
A                                                                             4%
BBB                                                                           6%
BB or Lower                                                                   3%
N/R                                                                           1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0700  $0.0665  $0.0665  $0.0665  $0.0635  $0.0635  $0.0635  $0.0635  $0.0635  $0.0635  $0.0635  $0.0635
----------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $15.00
                                         $14.96
                                         $14.76
                                         $14.63
                                         $14.68
                                         $14.70
                                         $14.72
                                         $14.73
                                         $14.60
                                         $14.56
                                         $14.56
                                         $14.64
                                         $14.60
                                         $14.54
                                         $14.55
                                         $14.55
                                         $14.48
                                         $14.50
                                         $14.50
                                         $14.65
                                         $14.59
                                         $14.62
                                         $14.72
                                         $14.72
                                         $14.60
                                         $14.48
                                         $14.54
                                         $14.48
                                         $14.56
                                         $14.50
                                         $14.39
                                         $14.30
                                         $14.26
                                         $14.21
                                         $14.18
                                         $14.03
                                         $14.02
                                         $13.90
                                         $13.92
                                         $14.01
                                         $13.90
                                         $13.95
                                         $13.95
                                         $14.04
                                         $14.10
                                         $14.01
                                         $14.03
                                         $14.03
                                         $14.08
                                         $14.08
                                         $14.05
                                         $14.07
                                         $14.06
                                         $14.05
                                         $14.04
                                         $14.18
                                         $14.20
                                         $14.27
                                         $14.47
                                         $14.44
                                         $14.42
                                         $14.56
                                         $14.68
                                         $14.78
                                         $14.82
                                         $14.85
                                         $14.87
                                         $14.94
                                         $14.90
                                         $14.90
                                         $14.92
                                         $14.91
                                         $14.71
                                         $14.76
                                         $14.89
                                         $14.93
                                         $14.87
                                         $14.91
                                         $14.95
                                         $14.99
                                         $14.90
                                         $15.00
                                         $14.96
                                         $14.94
                                         $14.95
                                         $14.94
                                         $14.90
                                         $14.99
                                         $14.92
                                         $14.87
                                         $14.87
                                         $14.84
                                         $14.85
                                         $14.86
                                         $14.83
                                         $14.79
                                         $14.81
                                         $14.85
                                         $14.86
                                         $14.83
                                         $14.84
                                         $14.91
                                         $14.95
                                         $14.92
                                         $14.96
                                         $14.94
                                         $14.94
                                         $14.94
                                         $14.98
                                         $15.05
                                         $14.98
                                         $14.94
                                         $14.91
                                         $14.85
                                         $14.84
                                         $14.69
                                         $14.69
                                         $14.50
                                         $14.45
                                         $14.42
                                         $14.40
                                         $14.44
                                         $14.47
                                         $14.46
                                         $14.52
                                         $14.61
                                         $14.61
                                         $14.65
                                         $14.72
                                         $14.73
                                         $14.75
                                         $14.77
                                         $14.70
                                         $14.76
                                         $14.80
                                         $14.86
                                         $14.88
                                         $14.96
                                         $14.91
                                         $14.95
                                         $15.00
                                         $14.95
                                         $14.94
                                         $15.03
                                         $14.95
                                         $14.95
                                         $14.93
                                         $14.89
                                         $14.90
                                         $14.93
                                         $14.96
                                         $15.09
                                         $15.17
                                         $15.12
                                         $15.14
                                         $15.10
                                         $15.02
                                         $15.06
                                         $15.02
                                         $14.94
                                         $14.87
                                         $14.90
                                         $14.95
                                         $14.90
                                         $14.78
                                         $14.82
                                         $14.82
                                         $14.83
                                         $14.86
                                         $14.90
                                         $14.92
                                         $14.92
                                         $15.02
                                         $14.96
                                         $14.97
                                         $14.96
                                         $15.00
                                         $14.82
                                         $14.85
                                         $14.85
                                         $14.92
                                         $14.90
                                         $14.82
                                         $14.87
                                         $14.84
                                         $14.81
                                         $14.88
                                         $14.78
                                         $14.83
                                         $14.88
                                         $14.85
                                         $14.87
                                         $14.87
                                         $14.94
                                         $14.87
                                         $14.90
                                         $14.94
                                         $14.95
                                         $15.00
                                         $14.94
                                         $14.88
                                         $14.97
                                         $15.07
                                         $15.02
                                         $14.99
                                         $15.00
                                         $14.96
                                         $15.02
                                         $15.10
                                         $15.10
                                         $15.11
                                         $15.12
                                         $15.15
                                         $15.14
                                         $15.17
                                         $15.19
                                         $15.22
                                         $15.19
                                         $15.25
                                         $15.15
                                         $15.14
                                         $15.15
                                         $15.10
                                         $15.08
                                         $15.14
                                         $15.15
                                         $15.12
                                         $15.09
                                         $15.08
                                         $15.05
                                         $15.03
                                         $15.09
                                         $15.10
                                         $15.10
                                         $15.16
                                         $15.12
                                         $15.13
                                         $15.10
                                         $15.03
                                         $15.06
                                         $15.10
                                         $15.16
                                         $15.19
                                         $15.24
                                         $15.21
                                         $15.24
                                         $15.27
                                         $15.30
                                         $15.37
                                         $15.39
                                         $15.45
                                         $15.45
                                         $15.52
                           4/30/07       $15.53

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Premier Municipal Income Fund, Inc.

NPF

Performance
      OVERVIEW  As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          64%
AA                                                                           13%
A                                                                            11%
BBB                                                                          11%
N/R                                                                           1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0585  $0.0545  $0.0545  $0.0545  $0.0545  $0.0545  $0.0560  $0.0560  $0.0560  $0.0560  $0.0560  $0.0560
----------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                            5/01/06      $13.27
                                         $13.35
                                         $13.30
                                         $13.20
                                         $13.23
                                         $13.25
                                         $13.29
                                         $13.35
                                         $13.20
                                         $13.22
                                         $13.18
                                         $13.22
                                         $13.18
                                         $13.30
                                         $13.25
                                         $13.29
                                         $13.24
                                         $13.19
                                         $13.18
                                         $13.33
                                         $13.30
                                         $13.30
                                         $13.45
                                         $13.49
                                         $13.49
                                         $13.37
                                         $13.22
                                         $13.17
                                         $13.21
                                         $13.14
                                         $13.12
                                         $13.06
                                         $13.05
                                         $13.06
                                         $13.01
                                         $12.92
                                         $12.92
                                         $12.87
                                         $12.86
                                         $12.84
                                         $12.87
                                         $12.83
                                         $12.83
                                         $12.90
                                         $12.99
                                         $12.94
                                         $12.96
                                         $12.94
                                         $12.99
                                         $13.10
                                         $13.09
                                         $13.08
                                         $12.95
                                         $12.99
                                         $12.96
                                         $13.05
                                         $12.98
                                         $13.00
                                         $13.09
                                         $13.10
                                         $13.08
                                         $13.09
                                         $13.11
                                         $13.17
                                         $13.21
                                         $13.29
                                         $13.25
                                         $13.32
                                         $13.35
                                         $13.35
                                         $13.33
                                         $13.33
                                         $13.31
                                         $13.28
                                         $13.44
                                         $13.40
                                         $13.39
                                         $13.43
                                         $13.42
                                         $13.49
                                         $13.50
                                         $13.48
                                         $13.48
                                         $13.56
                                         $13.50
                                         $13.58
                                         $13.60
                                         $13.64
                                         $13.55
                                         $13.49
                                         $13.47
                                         $13.57
                                         $13.59
                                         $13.63
                                         $13.55
                                         $13.53
                                         $13.48
                                         $13.48
                                         $13.47
                                         $13.49
                                         $13.55
                                         $13.65
                                         $13.63
                                         $13.67
                                         $13.61
                                         $13.60
                                         $13.66
                                         $13.66
                                         $13.66
                                         $13.71
                                         $13.74
                                         $13.72
                                         $13.67
                                         $13.66
                                         $13.52
                                         $13.48
                                         $13.50
                                         $13.50
                                         $13.50
                                         $13.39
                                         $13.44
                                         $13.44
                                         $13.45
                                         $13.49
                                         $13.54
                                         $13.63
                                         $13.61
                                         $13.65
                                         $13.69
                                         $13.65
                                         $13.68
                                         $13.74
                                         $13.75
                                         $13.86
                                         $13.86
                                         $13.84
                                         $13.87
                                         $13.85
                                         $13.82
                                         $13.86
                                         $13.84
                                         $13.85
                                         $13.87
                                         $13.84
                                         $13.88
                                         $13.86
                                         $13.87
                                         $13.80
                                         $13.83
                                         $13.85
                                         $13.99
                                         $14.02
                                         $14.02
                                         $14.03
                                         $14.09
                                         $14.09
                                         $14.06
                                         $14.02
                                         $13.98
                                         $13.80
                                         $13.80
                                         $13.80
                                         $13.85
                                         $13.77
                                         $13.80
                                         $13.75
                                         $13.73
                                         $13.78
                                         $13.74
                                         $13.84
                                         $13.85
                                         $13.85
                                         $13.87
                                         $13.82
                                         $13.85
                                         $13.85
                                         $13.85
                                         $13.81
                                         $13.75
                                         $13.82
                                         $13.88
                                         $13.90
                                         $13.86
                                         $13.94
                                         $13.95
                                         $13.96
                                         $14.00
                                         $13.89
                                         $13.87
                                         $13.90
                                         $13.94
                                         $13.89
                                         $13.93
                                         $13.95
                                         $13.96
                                         $13.99
                                         $14.02
                                         $14.01
                                         $14.01
                                         $14.05
                                         $14.04
                                         $14.09
                                         $14.10
                                         $14.16
                                         $14.18
                                         $14.19
                                         $14.11
                                         $14.14
                                         $14.19
                                         $14.24
                                         $14.27
                                         $14.19
                                         $14.27
                                         $14.30
                                         $14.33
                                         $14.31
                                         $14.24
                                         $14.33
                                         $14.35
                                         $14.26
                                         $14.24
                                         $14.18
                                         $14.21
                                         $14.22
                                         $14.20
                                         $14.20
                                         $14.21
                                         $14.15
                                         $14.20
                                         $14.12
                                         $14.15
                                         $14.10
                                         $14.12
                                         $14.12
                                         $14.20
                                         $14.22
                                         $14.19
                                         $14.20
                                         $14.23
                                         $14.26
                                         $14.23
                                         $14.24
                                         $14.23
                                         $14.18
                                         $14.12
                                         $14.07
                                         $14.15
                                         $14.17
                                         $14.16
                                         $14.12
                                         $14.14
                                         $14.11
                                         $14.13
                            4/30/07      $14.12

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $     14.12
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $     15.27
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -7.53%
--------------------------------------------------------------------------------
Market Yield                                                               4.76%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.61%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $   306,724
--------------------------------------------------------------------------------
Average Effective Maturity on
Securities (Years)                                                         15.42
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                  9.97
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/91)
-----------------------------------
           ON SHARE PRICE    ON NAV
-----------------------------------
6-Month
(Cumulative)    5.94%         1.41%
-----------------------------------
1-Year         11.19%         7.87%
-----------------------------------
5-Year          6.41%         6.94%
-----------------------------------
10-Year         5.63%         6.48%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
New York                                                                   14.8%
--------------------------------------------------------------------------------
California                                                                 13.8%
--------------------------------------------------------------------------------
Illinois                                                                    8.6%
--------------------------------------------------------------------------------
Washington                                                                  5.1%
--------------------------------------------------------------------------------
South Carolina                                                              4.6%
--------------------------------------------------------------------------------
Colorado                                                                    4.1%
--------------------------------------------------------------------------------
New Jersey                                                                  4.0%
--------------------------------------------------------------------------------
Wisconsin                                                                   3.4%
--------------------------------------------------------------------------------
Texas                                                                       3.3%
--------------------------------------------------------------------------------
Louisiana                                                                   3.2%
--------------------------------------------------------------------------------
Minnesota                                                                   2.9%
--------------------------------------------------------------------------------
Arizona                                                                     2.8%
--------------------------------------------------------------------------------
Georgia                                                                     2.5%
--------------------------------------------------------------------------------
North Carolina                                                              2.4%
--------------------------------------------------------------------------------
Indiana                                                                     2.2%
--------------------------------------------------------------------------------
Michigan                                                                    2.2%
--------------------------------------------------------------------------------
Nebraska                                                                    1.7%
--------------------------------------------------------------------------------
Florida                                                                     1.6%
--------------------------------------------------------------------------------
Rhode Island                                                                1.6%
--------------------------------------------------------------------------------
Alaska                                                                      1.3%
--------------------------------------------------------------------------------
Other                                                                      13.9%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            16.1%
--------------------------------------------------------------------------------
Utilities                                                                  13.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     12.9%
--------------------------------------------------------------------------------
Health Care                                                                10.8%
--------------------------------------------------------------------------------
Transportation                                                              8.5%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.6%
--------------------------------------------------------------------------------
Consumer Staples                                                            3.8%
--------------------------------------------------------------------------------
Other                                                                      11.6%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Municipal High Income Opportunity Fund

NMZ

Performance
      OVERVIEW  As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $     18.17
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $     16.02
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 13.42%
--------------------------------------------------------------------------------
Market Yield                                                               5.38%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.47%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $   373,630
--------------------------------------------------------------------------------
Average Effective Maturity on
Securities (Years)                                                         18.59
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                  7.99
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/03)
-----------------------------------
           ON SHARE PRICE    ON NAV
-----------------------------------
6-Month
Cumulative      8.37%         3.24%
-----------------------------------
1-Year         14.23%        10.41%
-----------------------------------
Since
Inception      12.80%        10.50%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 11.5%
--------------------------------------------------------------------------------
Texas                                                                       6.8%
--------------------------------------------------------------------------------
Indiana                                                                     6.7%
--------------------------------------------------------------------------------
Colorado                                                                    6.0%
--------------------------------------------------------------------------------
Florida                                                                     5.6%
--------------------------------------------------------------------------------
Illinois                                                                    4.9%
--------------------------------------------------------------------------------
Louisiana                                                                   4.8%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.0%
--------------------------------------------------------------------------------
Arizona                                                                     3.7%
--------------------------------------------------------------------------------
Oklahoma                                                                    3.4%
--------------------------------------------------------------------------------
New Jersey                                                                  3.3%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.3%
--------------------------------------------------------------------------------
Michigan                                                                    3.2%
--------------------------------------------------------------------------------
Virginia                                                                    3.0%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
Nebraska                                                                    2.5%
--------------------------------------------------------------------------------
Washington                                                                  2.4%
--------------------------------------------------------------------------------
Maryland                                                                    2.3%
--------------------------------------------------------------------------------
Nevada                                                                      2.3%
--------------------------------------------------------------------------------
Virgin Islands                                                              2.3%
--------------------------------------------------------------------------------
Minnesota                                                                   2.0%
--------------------------------------------------------------------------------
Other                                                                      13.2%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            18.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.1%
--------------------------------------------------------------------------------
Health Care                                                                15.5%
--------------------------------------------------------------------------------
Housing/Multifamily                                                        10.5%
--------------------------------------------------------------------------------
Utilities                                                                   7.8%
--------------------------------------------------------------------------------
Transportation                                                              7.0%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           4.8%
--------------------------------------------------------------------------------
Other                                                                      14.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          25%
AA                                                                            1%
A                                                                            10%
BBB                                                                           9%
BB or Lower                                                                  20%
N/R                                                                          35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2

                                   [BAR CHART]


$0.0890  $0.0850  $0.0850  $0.0850  $0.0815  $0.0815  $0.0815  $0.0815  $0.0815  $0.0815  $0.0815  $0.0815
----------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                            5/01/06      $16.92
                                         $17.05
                                         $16.92
                                         $16.92
                                         $17.04
                                         $17.06
                                         $17.15
                                         $17.16
                                         $16.98
                                         $16.89
                                         $16.82
                                         $17.00
                                         $16.97
                                         $17.09
                                         $17.03
                                         $17.00
                                         $16.97
                                         $17.10
                                         $17.05
                                         $17.13
                                         $17.04
                                         $17.12
                                         $17.19
                                         $17.25
                                         $17.19
                                         $17.01
                                         $17.04
                                         $16.97
                                         $17.12
                                         $16.96
                                         $16.82
                                         $16.76
                                         $16.88
                                         $16.88
                                         $16.76
                                         $16.60
                                         $16.64
                                         $16.53
                                         $16.44
                                         $16.37
                                         $16.33
                                         $16.28
                                         $16.30
                                         $16.36
                                         $16.51
                                         $16.61
                                         $16.49
                                         $16.58
                                         $16.55
                                         $16.49
                                         $16.34
                                         $16.40
                                         $16.50
                                         $16.53
                                         $16.53
                                         $16.46
                                         $16.44
                                         $16.54
                                         $16.65
                                         $16.75
                                         $16.68
                                         $16.70
                                         $16.75
                                         $16.73
                                         $16.79
                                         $16.99
                                         $16.99
                                         $17.04
                                         $17.07
                                         $17.12
                                         $17.11
                                         $17.14
                                         $17.03
                                         $17.04
                                         $17.01
                                         $16.97
                                         $17.08
                                         $17.07
                                         $17.09
                                         $17.19
                                         $17.09
                                         $17.08
                                         $17.09
                                         $17.11
                                         $17.14
                                         $17.05
                                         $17.09
                                         $17.13
                                         $17.10
                                         $17.01
                                         $16.86
                                         $16.82
                                         $16.81
                                         $16.93
                                         $16.79
                                         $16.72
                                         $16.67
                                         $16.60
                                         $16.63
                                         $16.60
                                         $16.69
                                         $16.73
                                         $16.78
                                         $16.76
                                         $16.92
                                         $16.88
                                         $16.83
                                         $16.83
                                         $16.99
                                         $16.93
                                         $17.07
                                         $17.01
                                         $17.08
                                         $17.12
                                         $17.15
                                         $17.10
                                         $17.17
                                         $17.00
                                         $17.10
                                         $17.14
                                         $17.12
                                         $17.23
                                         $17.19
                                         $17.25
                                         $17.16
                                         $17.20
                                         $17.20
                                         $17.20
                                         $17.14
                                         $17.25
                                         $17.23
                                         $17.21
                                         $17.15
                                         $17.26
                                         $17.17
                                         $17.21
                                         $17.25
                                         $17.25
                                         $17.12
                                         $17.18
                                         $17.18
                                         $17.15
                                         $17.10
                                         $17.07
                                         $17.08
                                         $17.10
                                         $17.19
                                         $17.07
                                         $17.05
                                         $16.93
                                         $17.00
                                         $16.93
                                         $16.96
                                         $17.22
                                         $17.28
                                         $17.32
                                         $17.30
                                         $17.30
                                         $17.41
                                         $17.31
                                         $17.16
                                         $17.30
                                         $17.29
                                         $17.38
                                         $17.45
                                         $17.64
                                         $17.71
                                         $17.75
                                         $17.77
                                         $17.78
                                         $17.71
                                         $17.71
                                         $17.39
                                         $17.59
                                         $17.49
                                         $17.50
                                         $17.70
                                         $17.56
                                         $17.58
                                         $17.49
                                         $17.53
                                         $17.50
                                         $17.53
                                         $17.51
                                         $17.60
                                         $17.62
                                         $17.60
                                         $17.51
                                         $17.64
                                         $17.56
                                         $17.55
                                         $17.53
                                         $17.48
                                         $17.55
                                         $17.52
                                         $17.63
                                         $17.65
                                         $17.55
                                         $17.62
                                         $17.68
                                         $17.67
                                         $17.58
                                         $17.58
                                         $17.70
                                         $17.58
                                         $17.60
                                         $17.61
                                         $17.66
                                         $17.75
                                         $17.78
                                         $17.86
                                         $17.82
                                         $17.89
                                         $17.79
                                         $17.89
                                         $17.83
                                         $17.83
                                         $17.82
                                         $17.91
                                         $17.75
                                         $17.82
                                         $17.71
                                         $17.72
                                         $17.81
                                         $17.65
                                         $17.65
                                         $17.69
                                         $17.68
                                         $17.73
                                         $17.64
                                         $17.69
                                         $17.72
                                         $17.75
                                         $17.75
                                         $17.75
                                         $17.74
                                         $17.69
                                         $17.67
                                         $17.81
                                         $17.90
                                         $17.79
                                         $17.92
                                         $18.05
                                         $17.91
                                         $17.91
                                         $17.90
                                         $17.97
                                         $18.06
                                         $18.10
                                         $18.21
                                         $18.12
                                         $18.14
                                         $18.20
                            4/30/07      $18.17

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0047 per share.

              Nuveen Investment Quality Municipal Fund, Inc. (NQM)

              Portfolio of
                      INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 0.6% (0.4% OF TOTAL INVESTMENTS)

               Birmingham Special Care Facilities Financing Authority, Alabama,
               Revenue Bonds, Baptist Health System Inc., Series 2005A:
$      1,200     5.250%, 11/15/20                                                    11/15 at 100.00          Baa1    $   1,257,576
         800     5.000%, 11/15/30                                                    11/15 at 100.00          Baa1          816,424

       1,250   Courtland Industrial Development Board, Alabama, Pollution             6/15 at 100.00           BBB        1,283,825
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
       3,250   Total Alabama                                                                                              3,357,825
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 2.3% (1.4% OF TOTAL INVESTMENTS)

       4,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/10 at 100.00           AAA        4,319,400
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31
                 (Pre-refunded 6/01/10)

               Northern Tobacco Securitization Corporation, Alaska, Tobacco
               Settlement Asset-Backed Bonds, Series 2006A:
       7,000     5.000%, 6/01/32                                                      6/14 at 100.00          Baa3        6,945,330
       1,500     5.000%, 6/01/46                                                      6/14 at 100.00          Baa3        1,475,880
------------------------------------------------------------------------------------------------------------------------------------
      12,500   Total Alaska                                                                                              12,740,610
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 0.1% (0.1% OF TOTAL INVESTMENTS)

               Glendale Industrial Development Authority, Arizona, Revenue
               Bonds, John C. Lincoln Health Network, Series 2005B:
         200     5.250%, 12/01/24                                                    12/15 at 100.00           BBB          209,056
         265     5.250%, 12/01/25                                                    12/15 at 100.00           BBB          276,999
------------------------------------------------------------------------------------------------------------------------------------
         465   Total Arizona                                                                                                486,055
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 2.3% (1.5% OF TOTAL INVESTMENTS)

       1,445   Arkansas Development Finance Authority, Home Mortgage Revenue          7/08 at 101.50           AAA        1,457,326
                 Bonds, FNMA/GNMA Mortgage-Backed Securities Program,
                 Series 1998A, 5.150%, 7/01/17

               University of Arkansas, Pine Bluff Campus, Revenue Bonds,
               Series 2005A:
       3,290     5.000%, 12/01/30 - AMBAC Insured                                    12/15 at 100.00           Aaa        3,488,913
       2,000     5.000%, 12/01/35 - AMBAC Insured                                    12/15 at 100.00           Aaa        2,115,000

               Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding
               and Construction Bonds, Series 2000:
       1,055     5.600%, 12/01/25 - AMBAC Insured                                    12/10 at 100.00           Aaa        1,115,525
       3,600     5.650%, 12/01/31 - AMBAC Insured                                    12/10 at 100.00           Aaa        3,813,984

       1,000   Washington County, Arkansas, Hospital Revenue Bonds, Washington        2/15 at 100.00           BBB        1,021,510
                 Regional Medical Center, Series 2005B, 5.000%, 2/01/30
------------------------------------------------------------------------------------------------------------------------------------
      12,390   Total Arkansas                                                                                            13,012,258
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 22.6% (14.2% OF TOTAL INVESTMENTS)

       3,000   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00           AA+        3,106,200
                 University of Southern California, Series 2005, 4.750%,
                 10/01/28

       1,000   California Educational Facilities Authority, Revenue Bonds,           11/15 at 100.00            A2        1,046,870
                 University of the Pacific, Series 2006, 5.000%, 11/01/30

       2,500   California Health Facilities Financing Authority, Revenue Bonds,      11/15 at 100.00            A2        2,582,400
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

       4,285   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00            A+        4,404,337
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

       5,500   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00           AA-        5,687,605
                 Sutter Health, Series 2007A, 5.000%, 11/15/42
                 (WI/DD, Settling 5/01/07)


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      5,925   California State Public Works Board, Lease Revenue Refunding           6/07 at 100.00       Aa2 (4)    $   5,934,125
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21 (Pre-refunded 6/01/07)

               California Statewide Community Development Authority, Revenue
               Bonds, Daughters of Charity Health System, Series 2005A:
       1,000     5.250%, 7/01/30                                                      7/15 at 100.00          BBB+        1,039,980
       1,000     5.000%, 7/01/39                                                      7/15 at 100.00          BBB+        1,013,660

      10,000   California, General Obligation Bonds, Series 2003, 5.250%,             8/13 at 100.00            A+       10,693,400
                 2/01/25

       1,900   Chula Vista, California, Industrial Development Revenue Bonds,         6/14 at 102.00            A2        2,056,693
                 San Diego Gas and Electric Company, Series 1996A, 5.300%,
                 7/01/21

       2,675   Commerce Joint Power Financing Authority, California,                    No Opt. Call            AA        2,763,944
                 Tax Allocation Refunding Bonds, Redevelopment Projects 2 and 3,
                 Series 2003A, 5.000%, 8/01/28 - RAAI Insured

         610   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          611,879
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       9,740   Huntington Park Redevelopment Agency, California, Single Family          No Opt. Call           AAA       13,651,876
                 Residential Mortgage Revenue Refunding Bonds, Series 1986A,
                 8.000%, 12/01/19 (ETM)

       5,730   Los Angeles Unified School District, California, General               7/12 at 100.00           AAA        6,139,924
                 Obligation Bonds, Series 2002E, 5.125%, 7/01/22
                 (Pre-refunded 7/01/12) - MBIA Insured

       1,030   Natomas Union School District, Sacramento County, California,            No Opt. Call           AAA        1,214,772
                 General Obligation Refunding Bonds, Series 1999, 5.950%,
                 9/01/21 - MBIA Insured

      15,770   Ontario Redevelopment Financing Authority, San Bernardino County,        No Opt. Call           AAA       21,507,124
                 California, Revenue Refunding Bonds, Redevelopment Project 1,
                 Series 1995, 7.400%, 8/01/25 - MBIA Insured

      13,145   Perris, California, GNMA Mortgage-Backed Securities Program              No Opt. Call           AAA       18,725,578
                 Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%,
                 9/01/23 (Alternative Minimum Tax) (ETM)

       3,415   Rancho Mirage Joint Powers Financing Authority, California,            7/14 at 100.00            A3        3,746,904
                 Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%,
                 7/01/26

       5,000   Riverside Unified School District, Riverside County, California,       2/12 at 101.00           AAA        5,217,800
                 General Obligation Bonds, Series 2002A, 5.000%, 2/01/27 -
                 FGIC Insured

               San Diego County, California, Certificates of Participation,
               Burnham Institute, Series 2006:
         250     5.000%, 9/01/21                                                      9/15 at 102.00          Baa3          261,068
         275     5.000%, 9/01/23                                                      9/15 at 102.00          Baa3          286,943

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
       6,175     0.000%, 1/15/28 - MBIA Insured                                         No Opt. Call           AAA        2,497,170
       8,135     0.000%, 1/15/34 - MBIA Insured                                         No Opt. Call           AAA        2,517,538
      17,195     0.000%, 1/15/35 - MBIA Insured                                         No Opt. Call           AAA        5,106,571

       3,185   University of California, General Revenue Bonds, Series 2005G,         5/13 at 101.00           AAA        3,274,148
                 4.750%, 5/15/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     128,440   Total California                                                                                         125,088,509
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 5.0% (3.2% OF TOTAL INVESTMENTS)

       1,000   Colorado Health Facilities Authority, Revenue Bonds, Evangelical       6/16 at 100.00            A-        1,026,030
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29

         400   Colorado Health Facilities Authority, Revenue Bonds, Poudre            3/15 at 100.00          BBB+          408,948
                 Valley Health Care, Series 2005F, 5.000%, 3/01/25

          35   Colorado Housing Finance Authority, Single Family Program Senior       5/07 at 105.00           Aa2           35,528
                 Bonds, Series 1996B, 7.450%, 11/01/27

      12,450   Denver City and County, Colorado, Airport System Revenue              11/10 at 100.00           AAA       13,258,130
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/19 - AMBAC Insured
                 (Alternative Minimum Tax)

       3,200   Denver City and County, Colorado, Special Facilities Airport          10/07 at 100.00           N/R        3,246,400
                 Revenue Bonds, United Air Lines Corporation, Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)

       7,865   El Paso County School District 11, Colorado Springs, Colorado,        12/07 at 125.00       AA- (4)        9,942,854
                 General Obligation Improvement Bonds, Series 1996, 7.125%,
                 12/01/21 (Pre-refunded 12/01/07)
------------------------------------------------------------------------------------------------------------------------------------
      24,950   Total Colorado                                                                                            27,917,890
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 6.5% (4.1% OF TOTAL INVESTMENTS)

$     23,745   District of Columbia Water and Sewerage Authority, Public Utility      4/09 at 160.00           AAA    $  27,263,295
                 Revenue Bonds, Series 1998, 5.500%, 10/01/23 - FSA Insured

       3,000   District of Columbia, General Obligation Bonds, Series 1998B,            No Opt. Call           AAA        3,477,240
                 6.000%, 6/01/16 - MBIA Insured

      15,950   District of Columbia, Revenue Bonds, Georgetown University,             4/11 at 31.03           AAA        4,258,331
                 Series 2001A, 0.000%, 4/01/31 (Pre-refunded 4/01/11) - MBIA
                 Insured

         900   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          882,522
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      43,595   Total District of Columbia                                                                                35,881,388
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 3.0% (1.9% OF TOTAL INVESTMENTS)

       1,000   Board of Regents, Florida State University, Housing Facility           5/15 at 101.00           AAA        1,061,380
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/27 - MBIA Insured

       4,230   Brevard County Health Facilities Authority, Florida, Revenue           4/16 at 100.00             A        4,374,412
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

       1,570   Escambia County Health Facilities Authority, Florida, Health          10/08 at 101.00          BBB+        1,598,354
                 Facility Revenue Refunding Bonds, Baptist Hospital and Baptist
                 Manor, Series 1998, 5.125%, 10/01/19

       3,200   Hillsborough County Industrial Development Authority, Florida,         4/10 at 101.00           N/R        3,471,360
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

       5,895   South Miami Florida Health Facilities Authority, Hospital              8/17 at 100.00           AA-        6,054,519
                 Revenue, Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)
------------------------------------------------------------------------------------------------------------------------------------
      15,895   Total Florida                                                                                             16,560,025
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 4.5% (2.8% OF TOTAL INVESTMENTS)

      10,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,             1/10 at 101.00           AAA       10,578,000
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) - FGIC
                 Insured

       2,710   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series          11/14 at 100.00           AAA        2,867,045
                 2004, 5.000%, 11/01/23 - FSA Insured

       2,000   Dalton Development Authority, Georgia, Revenue Certificates,             No Opt. Call           AAA        2,331,100
                  Hamilton Health Care System Inc., Series 1996, 5.500%, 8/15/26
                 - MBIA Insured

       5,980   Fulton County Development Authority, Georgia, Revenue Bonds,           9/11 at 102.00           AAA        6,451,643
                 Georgia State University - TUFF/Atlanta Housing LLC, Series
                 2001A, 5.500%, 9/01/22 - AMBAC Insured

       2,250   Georgia Municipal Electric Authority, Project One Special                No Opt. Call            A+        2,652,075
                 Obligation Bonds, Fourth Crossover Series 1997E, 6.500%,
                 1/01/20
------------------------------------------------------------------------------------------------------------------------------------
      22,940   Total Georgia                                                                                             24,879,863
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 1.0% (0.6% OF TOTAL INVESTMENTS)

       4,810   Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%,     12/11 at 100.00           Aaa        5,101,005
                 12/01/31 - MBIA Insured

         500   Madison County, Idaho, Hospital Revenue Certificates of                9/16 at 100.00          BBB-          517,310
                 Participation, Madison Memorial Hospital, Series 2006, 5.250%,
                 9/01/26
------------------------------------------------------------------------------------------------------------------------------------
       5,310   Total Idaho                                                                                                5,618,315
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 11.7% (7.4% OF TOTAL INVESTMENTS)

       4,705   Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University,      3/10 at 101.00            AA        5,020,753
                  Series 2000, 6.250%, 3/01/20 - RAAI Insured

      14,600   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00           AAA       15,990,066
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

       4,775   Chicago Public Building Commission, Illinois, General Obligation       3/13 at 100.00           AAA        5,156,141
                 Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%,
                 3/01/23 (Pre-refunded 3/01/13) - AMBAC Insured

       2,110   Illinois Development Finance Authority, Local Government Program       1/11 at 100.00           Aaa        2,276,099
                 Revenue Bonds, DuPage and Cook Counties Community Unit School
                 District 205 - Elmhurst, Series 2000, 6.000%, 1/01/19
                 (Pre-refunded 1/01/11) - FSA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

               Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
               Series 2004:
$      2,500     5.250%, 11/15/21                                                     5/14 at 100.00             A    $   2,612,025
       1,000     5.250%, 11/15/22                                                     5/14 at 100.00             A        1,043,590

         395   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,           1/16 at 100.00          BBB-          404,132
                 Series 2006, 5.125%, 1/01/25

       2,600   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00          Baa2        2,707,146
                 Medical Center, Series 2002, 5.500%, 5/15/32

      12,725   Kane, Cook and DuPage Counties School District 46, Elgin,                No Opt. Call           Aaa       14,886,087
                 Illinois, General Obligation School Bonds, Series 1997, 7.800%,
                 1/01/12 - FSA Insured

       6,300   Madison County Community Unit School District 7, Edwardsville,           No Opt. Call           AAA        6,880,356
                 Illinois, School Building Bonds, Series 1994, 5.850%,
                 2/01/13 - FGIC Insured (ETM)

       6,015   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        3,237,875
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1996A, 0.000%, 12/15/21 - MBIA Insured

               Will County High School District 204, Joliet, Illinois,
               General Obligation Bonds, Series 2001:
       1,145     8.700%, 12/01/13 - FSA Insured                                         No Opt. Call           AAA        1,467,982
       1,300     8.700%, 12/01/14 - FSA Insured                                         No Opt. Call           AAA        1,712,009

       1,180   Will County School District 17, Channahon, Illinois, General             No Opt. Call           Aaa        1,492,405
                 Obligation School Building Bonds, Series 2001, 8.400%,
                 12/01/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      61,350   Total Illinois                                                                                            64,886,666
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.2% (2.0% OF TOTAL INVESTMENTS)

       5,530   Allen County Jail Building Corporation, Indiana, First Mortgage        4/11 at 101.00       Aa3 (4)        5,995,184
                 Bonds, Series 2000, 5.750%, 4/01/20 (Pre-refunded 4/01/11)

       1,880   Indianapolis, Indiana, GNMA Collateralized Multifamily Housing         7/10 at 102.00           Aaa        1,980,749
                 Mortgage Revenue Bonds, Cloverleaf Apartments Project Phase I,
                 Series 2000, 6.000%, 1/20/31

       2,495   Shelbyville, Indiana, GNMA Collateralized Multifamily Housing          7/10 at 102.00           Aaa        2,627,784
                 Revenue Bonds, Blueridge Terrace Project, Series 2000, 6.050%,
                 1/20/36

               St. Joseph County Hospital Authority, Indiana, Revenue Bonds,
               Madison Center Inc., Series 2005:
       1,550     5.250%, 2/15/23                                                      2/15 at 100.00           BBB        1,593,261
       2,500     5.375%, 2/15/34                                                      2/15 at 100.00           BBB        2,585,775

       2,765   Wayne County Jail Holding Corporation, Indiana, First Mortgage         1/13 at 101.00           AAA        3,059,085
                 Bonds, Series 2001, 5.750%, 7/15/14 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      16,720   Total Indiana                                                                                             17,841,838
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 1.5% (0.9% OF TOTAL INVESTMENTS)

       8,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00           BBB        8,312,080
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.1% (0.7% OF TOTAL INVESTMENTS)

       1,000   Kansas Development Finance Authority, Health Facilities Revenue       11/15 at 100.00            A2        1,032,960
                 Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/22

         670   Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed              No Opt. Call           Aaa          699,962
                 Securities Program Single Family Revenue Bonds, Series 1997A-1,
                 6.950%, 6/01/29 (Alternative Minimum Tax)

       3,630   Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel      8/16 at 100.00           AAA        4,599,972
                 Corporation, Series 1988, 9.500%, 10/01/16
                 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       5,300   Total Kansas                                                                                               6,332,894
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,000   Jefferson County, Kentucky, Health Facilities Revenue Refunding        7/07 at 102.00           AAA        2,042,680
                 Bonds, Jewish Hospital HealthCare Services Inc., Series 1996,
                 5.700%, 1/01/21 - AMBAC Insured

         510   Louisville and Jefferson County Metropolitan Government,              10/16 at 100.00           N/R          522,102
                 Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy
                 of the Americas, Series 2006, 5.000%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------
       2,510   Total Kentucky                                                                                             2,564,782
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 3.4% (2.1% OF TOTAL INVESTMENTS)

$        945   East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA     10/07 at 102.00           Aaa    $     952,664
                 Mortgage-Backed Securities Program Family Mortgage Revenue
                 Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
                 Minimum Tax)

               Jefferson Parish Home Mortgage Authority, Louisiana, Single
               Family Mortgage Revenue Bonds, Series 2000G-2:
         730     5.550%, 6/01/32 (Alternative Minimum Tax)                           12/10 at 102.00           Aaa          732,219
       1,105     6.300%, 6/01/32 (Alternative Minimum Tax)                           12/10 at 102.00           Aaa        1,151,918

         475   Jefferson Parish Home Mortgage Authority, Louisiana, Single           12/09 at 103.00           Aaa          496,855
                 Family Mortgage Revenue Refunding Bonds, Series 2000A-2,
                 7.500%, 12/01/30 (Alternative Minimum Tax)

       3,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,         8/15 at 100.00            A+        3,153,000
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

      11,545   Orleans Parish School Board, Louisiana, General Obligation               No Opt. Call           AAA       12,563,846
                 Refunding Bonds, Series 1987, 9.000%, 2/01/09 - MBIA
                 Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      17,800   Total Louisiana                                                                                           19,050,502
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,500   Maryland Health and Higher Educational Facilities Authority,           8/14 at 100.00            A3        2,640,875
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 3.5% (2.2% OF TOTAL INVESTMENTS)

       5,010   Massachusetts Development Financing Authority, Assisted Living        12/09 at 102.00           N/R        5,177,585
                 Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%,
                 12/01/31

       1,105   Massachusetts Health and Educational Facilities Authority,             1/09 at 101.00           BBB        1,135,233
                 Revenue Bonds, Caritas Christi Obligated Group, Series 1999A,
                 5.625%, 7/01/20

       1,875   Massachusetts Health and Educational Facilities Authority,             7/11 at 100.00           BBB        2,034,881
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.500%, 7/01/21

       1,325   Massachusetts Health and Educational Facilities Authority,             7/15 at 100.00           BBB        1,345,776
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

       2,000   Massachusetts Industrial Finance Agency, Resource Recovery            12/08 at 102.00           BBB        2,073,260
                 Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A,
                 5.600%, 12/01/19 (Alternative Minimum Tax)

       5,100   Massachusetts School Building Authority, Dedicated Sales Tax           8/15 at 100.00           AAA        5,428,797
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - FSA Insured

       1,000   Massachusetts Water Resources Authority, General Revenue Bonds,        8/17 at 100.00           AAA        1,101,130
                 Series 2005A, 5.250%, 8/01/26 - MBIA Insured

         900   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          856,791
                 Series 2007, Residual Trust 7039, 5.140%, 8/01/46 - FSA
                 Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      18,315   Total Massachusetts                                                                                       19,153,453
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 3.7% (2.3% OF TOTAL INVESTMENTS)

       4,250   Detroit City School District, Wayne County, Michigan, Unlimited        5/12 at 100.00           AAA        4,601,518
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 5.500%, 5/01/20 (Pre-refunded 5/01/12) - FSA Insured

      10,215   Detroit, Michigan, Water Supply System Revenue Refunding Bonds,          No Opt. Call           AAA       11,961,969
                 Series 1993, 6.500%, 7/01/15 - FGIC Insured

       1,800   Kent Hospital Finance Authority, Michigan, Revenue Bonds,              7/15 at 100.00           BBB        1,984,032
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

       1,350   Michigan State Building Authority, Revenue Bonds, Facilities          10/15 at 100.00           AAA        1,442,151
                 Program, Series 2005II, 5.000%, 10/15/22 - AMBAC Insured

         340   Monroe County Hospital Finance Authority, Michigan, Mercy              6/16 at 100.00          BBB-          359,628
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35
------------------------------------------------------------------------------------------------------------------------------------
      17,955   Total Michigan                                                                                            20,349,298
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 7.4% (4.7% OF TOTAL INVESTMENTS)

$      8,250   Cohasset, Minnesota, Pollution Control Revenue Bonds,                  7/14 at 100.00            A-    $   8,466,728
                 Allete Inc., Series 2004, 4.950%, 7/01/22

       5,000   Dakota and Washington Counties Housing and Redevelopment                 No Opt. Call           AAA        7,096,200
                 Authority, Minnesota, GNMA Mortgage-Backed Securities Program
                 Single Family Residential Mortgage Revenue Bonds, Series
                 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)

         620   Minnesota Agricultural and Economic Development Board, Healthcare     11/10 at 101.00             A          668,329
                 System Revenue Bonds, Fairview Hospital and Healthcare
                 Services, Series 2000A, 6.375%, 11/15/29

      19,380   Minnesota Agricultural and Economic Development Board,                11/10 at 101.00         A (4)       21,232,145
                  Healthcare System Revenue Bonds, Fairview Hospital and
                  Healthcare Services, Series 2000A, 6.375%, 11/15/29
                 (Pre-refunded 11/15/10)

         700   Minnesota Higher Education Facilities Authority, St. John's           10/15 at 100.00            A2          741,125
                 University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/22

       1,665   Rochester, Minnesota, Health Care Facilities Revenue Bonds,            5/16 at 100.00            AA        1,739,459
                 Series 2006, 5.000%, 11/15/36

       1,000   St. Paul Housing and Redevelopment Authority, Minnesota,              11/15 at 100.00          Baa3        1,106,500
                 Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------
      36,615   Total Minnesota                                                                                           41,050,486
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.2% (0.1% OF TOTAL INVESTMENTS)

       1,275   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00           N/R        1,316,795
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                 9/01/24
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.0% (1.2% OF TOTAL INVESTMENTS)

         200   Hannibal Industrial Development Authority, Missouri, Health            3/16 at 100.00          BBB+          205,670
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

       1,000   Jackson County Reorganized School District R-7, Lees Summit,           3/16 at 100.00           Aaa        1,090,270
                 Missouri, General Obligation Bonds, Series 2006, 5.250%,
                 3/01/26 - MBIA Insured

       7,260   Kansas City Industrial Development Authority, Missouri, FNMA           6/07 at 102.00           AAA        7,413,912
                 Multifamily Housing Revenue Bonds, Royal Woods Apartments
                 Project, Series 1997, 5.600%, 1/01/30 (Mandatory put 1/01/10)
                 (Alternative Minimum Tax)

               Missouri Development Finance Board, Infrastructure Facilities
               Revenue Bonds, Branson Landing Project, Series 2005A:
         780     6.000%, 6/01/20                                                        No Opt. Call          BBB+          897,070
       1,225     5.000%, 6/01/35                                                      6/15 at 100.00          BBB+        1,266,087

          10   Missouri Housing Development Commission, GNMA/FNMA Single              9/07 at 105.00           AAA           10,146
                 Family Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,475   Total Missouri                                                                                            10,883,155
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 0.6% (0.3% OF TOTAL INVESTMENTS)

       3,000   Montana Board of Housing, Single Family Program Bonds,                 6/14 at 100.00           AA+        3,038,610
                 Series 2005-RA-1, 4.750%, 6/01/44
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,270   NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program,           9/07 at 100.50           AAA         2,285,436
                 Series 1993B, 5.875%, 6/01/14 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 4.9% (3.1% OF TOTAL INVESTMENTS)

      11,000   Clark County School District, Nevada, General Obligation Bonds,        6/12 at 100.00           AAA        11,924,110
                 Series 2002C, 5.500%, 6/15/19 (Pre-refunded 6/15/12) - MBIA
                 Insured

      14,530   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           AAA        15,409,356
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.625%, 1/01/34 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      25,530   Total Nevada                                                                                              27,333,466
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 2.3% (1.5% OF TOTAL INVESTMENTS)

               New Jersey Economic Development Authority, School Facilities
               Construction Bonds, Series 2005P:
       1,325     5.250%, 9/01/24                                                      9/15 at 100.00           AA-        1,435,002
       1,000     5.250%, 9/01/26                                                      9/15 at 100.00           AA-        1,080,820



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)

$      1,080   New Jersey Educational Facilities Authority, Revenue Bonds,            7/17 at 100.00           AAA    $   1,054,415
                 Rowan College, Series 2007B, 4.250%, 7/01/34 - FGIC Insured

       3,425   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        3,827,198
                 System Bonds, Series 2006A, 5.250%, 12/15/20

       1,645   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA        1,758,670
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                 (Pre-refunded 6/01/12)

       4,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        3,806,760
                 Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
      12,475   Total New Jersey                                                                                          12,962,865
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.4% (0.3% OF TOTAL INVESTMENTS)

               Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional
               Medical Center Inc., Series 2004A:
         880     5.125%, 6/01/17                                                      6/14 at 100.00            A3          917,629
       1,295     5.125%, 6/01/19                                                      6/14 at 100.00            A3        1,343,990
------------------------------------------------------------------------------------------------------------------------------------
       2,175   Total New Mexico                                                                                           2,261,619
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 18.0% (11.4% OF TOTAL INVESTMENTS)

       1,665   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00           AAA        1,766,632
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 - AMBAC
                 Insured

               Dormitory Authority of the State of New York, State Personal
               Income Tax Revenue Bonds, Education, Series 2006C:
       1,450     5.000%, 12/15/31 (UB)                                               12/16 at 100.00           AAA        1,546,324
       6,090     5.000%, 12/15/35 (UB)                                               12/16 at 100.00           AAA        6,479,638

          25   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA           23,970
                 Driver Trust 1649, 2006, 5.313%, 2/15/47 - MBIA Insured (IF)

       3,980   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        3,925,275
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       3,000   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        2,905,860
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

       2,250   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00           AAA        2,388,825
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/30 - AMBAC Insured

       3,200   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00             A        3,366,848
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

       7,800   New York City Municipal Water Finance Authority, New York,            12/14 at 100.00           AAA        8,252,712
                 Water and Sewerage System Revenue Bonds, Fiscal Series 2005B,
                 5.000%, 6/15/28 - AMBAC Insured

       5,570   New York City Transitional Finance Authority, New York, Future         2/14 at 100.00           AAA        5,909,993
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22

       3,360   New York City, New York, General Obligation Bonds, Fiscal Series       6/13 at 100.00           AA-        3,639,182
                 2003J, 5.500%, 6/01/20

       1,640   New York City, New York, General Obligation Bonds, Fiscal Series       6/13 at 100.00        A1 (4)        1,803,721
                 2003J, 5.500%, 6/01/20 (Pre-refunded 6/01/13)

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       8/14 at 100.00           AA-        5,373,600
                 2004C, 5.250%, 8/15/20

       4,200   New York City, New York, General Obligation Bonds, Fiscal Series       3/15 at 100.00           AA-        4,417,854
                 2005J, 5.000%, 3/01/25

       7,000   New York City, New York, General Obligation Bonds, Fiscal Series       4/15 at 100.00           AA-        7,376,110
                 2005M, 5.000%, 4/01/24

       5,000   New York State Municipal Bond Bank Agency, Special School Purpose      6/13 at 100.00            A+        5,369,400
                 Revenue Bonds, Series 2003C, 5.250%, 12/01/19

       3,000   New York State Thruway Authority, General Revenue Bonds, Series        7/15 at 100.00           AAA        3,101,400
                 2005G, 4.750%, 1/01/29 - FSA Insured

       2,030   New York State Thruway Authority, Highway and Bridge Trust            10/15 at 100.00           AAA        2,171,735
                 Fund Bonds, Second Generation, Series 2005B, 5.000%, 4/01/21 -
                 AMBAC Insured

       5,400   New York State Tobacco Settlement Financing Corporation, Tobacco       6/10 at 100.00           AA-        5,662,332
                 Settlement Asset-Backed and State Contingency Contract-Backed
                 Bonds, Series 2003A-1, 5.500%, 6/01/16


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      4,205   New York State Urban Development Corporation, State Personal           3/14 at 100.00           AAA    $   4,433,416
                 Income Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/23 -
                 FGIC Insured

      16,445   Port Authority of New York and New Jersey, Special Project Bonds,        No Opt. Call           AAA       18,929,346
                 JFK International Air Terminal LLC, Sixth Series 1997, 7.000%,
                 12/01/12 - MBIA Insured (Alternative Minimum Tax)

       1,000   Rensselaer County Industrial Development Agency, New York, Civic       3/16 at 100.00             A        1,059,630
                 Facility Revenue Bonds,Rensselaer Polytechnic Institute,
                 Series 2006, 5.000%, 3/01/26
------------------------------------------------------------------------------------------------------------------------------------
      93,310   Total New York                                                                                            99,903,803
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.5% (0.9% OF TOTAL INVESTMENTS)

         280   Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds,        11/07 at 100.00           AAA          279,500
                 Double Oaks Apartments, Series 1992, 7.350%, 5/15/26

       7,420   North Carolina Medical Care Commission, Health System Revenue         10/11 at 101.00        AA (4)        7,943,110
                 Bonds, Mission St. Joseph's Health System, Series 2001, 5.250%,
                 10/01/26 (Pre-refunded 10/01/11)
------------------------------------------------------------------------------------------------------------------------------------
       7,700   Total North Carolina                                                                                       8,222,610
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 1.7% (1.1% OF TOTAL INVESTMENTS)

       8,650   Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds,         2/09 at 101.00        A- (4)        9,096,859
                 MetroHealth System, Series 1999, 6.150%, 2/15/29
                 (Pre-refunded 2/15/09)

         250   Port of Greater Cincinnati Development Authority, Ohio, Economic      10/16 at 100.00           N/R          257,275
                 Development Revenue Bonds, Sisters of Mercy of the Americas,
                 Series 2006, 5.000%, 10/01/25
------------------------------------------------------------------------------------------------------------------------------------
       8,900   Total Ohio                                                                                                 9,354,134
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.8% (0.5% OF TOTAL INVESTMENTS)

               Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
               Bonds, Series 2005:
         500     5.375%, 9/01/29                                                      9/16 at 100.00          BBB-          527,750
         750     5.375%, 9/01/36                                                      9/16 at 100.00          BBB-          787,853

       3,300   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B        3,364,416
                 American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       4,550   Total Oklahoma                                                                                             4,680,019
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 2.7% (1.7% OF TOTAL INVESTMENTS)

         500   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00           BBB          503,655
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

       3,000   Commonwealth Financing Authority, Pennsylvania, State                  6/16 at 100.00           AAA        3,201,810
                 Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26 - FSA
                 Insured

       5,130   Pennsylvania Public School Building Authority, Lease Revenue          12/16 at 100.00           AAA        5,110,711
                 Bonds, School District of Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       5,000   Philadelphia, Pennsylvania, General Obligation Bonds,                  3/11 at 100.00           AAA        5,257,800
                 Series 2001, 5.250%, 9/15/18 - FSA Insured

       1,000   St. Mary Hospital Authority, Pennsylvania, Health System Revenue      11/14 at 100.00        A1 (4)        1,110,410
                 Bonds, Catholic Health East, Series 2004B, 5.500%, 11/15/24
                 (Pre-refunded 11/15/14)
------------------------------------------------------------------------------------------------------------------------------------
      14,630   Total Pennsylvania                                                                                        15,184,386
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.7% (0.5% OF TOTAL INVESTMENTS)

       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,             7/15 at 100.00           AAA        1,058,680
                 Series 2005RR, 5.000%, 7/01/30 - XLCA Insured

       1,500   Puerto Rico Infrastructure Financing Authority, Special               10/10 at 101.00           AAA        1,602,900
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

       1,225   Pureto Rico Municipal Finance Agency, Series 2005C, 5.250%,              No Opt. Call           AAA        1,385,046
                 8/01/21 - CIFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       3,725   Total Puerto Rico                                                                                          4,046,626
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 5.5% (3.5% OF TOTAL INVESTMENTS)

$      2,410   Rhode Island Health and Educational Building Corporation,              5/07 at 102.00           AAA    $   2,461,646
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.750%, 5/15/23 - MBIA Insured

      21,590   Rhode Island Health and Educational Building Corporation,              5/07 at 102.00           AAA       22,038,422
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.750%, 5/15/23 (Pre-refunded 5/15/07) - MBIA
                 Insured

       5,610   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB        5,979,867
                 Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
      29,610   Total Rhode Island                                                                                        30,479,935
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 2.5% (1.6% OF TOTAL INVESTMENTS)

       2,000   Berkeley County School District, South Carolina, Installment          12/13 at 100.00            A-        2,105,560
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/24

       4,405   Dorchester County School District 2, South Carolina, Installment      12/14 at 100.00             A        4,682,075
                 Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/23

       6,500   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00            A-        6,884,410
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30
------------------------------------------------------------------------------------------------------------------------------------
      12,905   Total South Carolina                                                                                      13,672,045
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,750   South Dakota Health and Educational Facilities Authority,             11/14 at 100.00           AA-        1,888,110
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%,
                 11/01/31
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.2% (0.7% OF TOTAL INVESTMENTS)

       3,200   Johnson City Health and Educational Facilities Board, Tennessee,       7/16 at 100.00          BBB+        3,409,568
                 Revenue Bonds, Mountain States Health Alliance, Series 2006A,
                 5.500%, 7/01/36

       3,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        3,097,110
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of
                 East Tennessee Inc., Series 2002, 6.500%, 4/15/31
------------------------------------------------------------------------------------------------------------------------------------
       6,200   Total Tennessee                                                                                            6,506,678
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 14.6% (9.2% OF TOTAL INVESTMENTS)

       3,135   Austin Housing Finance Corporation, Texas, GNMA Collateralized        12/10 at 105.00           Aaa        3,443,265
                 Mortgage Loan Multifamily Housing Revenue Bonds, Santa Maria
                 Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative
                 Minimum Tax)

       5,000   Board of Regents, University of Texas System, Financing System         2/17 at 100.00           AAA        4,825,050
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

         635   Clear Creek Independent School District, Galveston and Harris          2/10 at 100.00           AAA          662,616
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                 Series 2000, 5.500%, 2/15/22

      18,075   Clear Creek Independent School District, Galveston and Harris          2/10 at 100.00           AAA       18,931,753
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                 Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)

       3,865   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA        4,094,001
                 Series 1990, 7.400%, 2/15/10 - AMBAC Insured

       1,310   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA        1,374,347
                 Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       5,000   Harris County Hospital District, Texas, Revenue Refunding Bonds,       8/10 at 100.00           AAA        5,314,700
                 Series 2000, 6.000%, 2/15/14 - MBIA Insured

       2,256   Heart of Texas Housing Finance Corporation, GNMA Collateralized        6/10 at 105.00           Aaa        2,457,190
                 Mortgage Loan Revenue Bonds, Robinson Garden Project,
                 Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

      11,950   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA        6,147,917
                 Refunding Bonds, Series 1998A, 0.000%, 12/01/22 - FSA Insured
                 (ETM)

       4,680   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA        2,396,722
                 Refunding Bonds, Series 1998A, 0.000%, 12/01/22 - FSA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

               Kerrville Health Facilities Development Corporation, Texas,
               Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
               2005:
$        800     5.250%, 8/15/21                                                        No Opt. Call          BBB-    $     833,968
       1,000     5.125%, 8/15/26                                                        No Opt. Call          BBB-        1,029,160

       1,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,       11/15 at 100.00          Baa2        1,016,140
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

       3,960   Stafford Economic Development Corporation, Texas, Sales Tax            9/15 at 100.00           AAA        4,375,840
                 Revenue Bonds, Series 2000, 5.500%, 9/01/30 - FGIC Insured

       5,300   Tarrant County Health Facilities Development Corporation, Texas,      12/10 at 105.00           Aaa        5,940,611
                 GNMA Collateralized Mortgage Loan Revenue Bonds, Eastview
                 Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
                 Center, Lynnhaven Nursing Center and Mission Oaks Manor,
                 2000A-1, 7.500%, 12/20/22

               Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas
               Turnpike System, Series 2002A:
      10,000     0.000%, 8/15/21 - AMBAC Insured                                        No Opt. Call           AAA        5,451,900
      12,000     0.000%, 8/15/23 - AMBAC Insured                                        No Opt. Call           AAA        5,952,480

       2,500   Tomball Hospital Authority, Texas, Hospital Revenue Bonds,             7/15 at 100.00          Baa3        2,529,075
                 Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20

       3,965   Tyler Health Facilities Development Corporation, Texas, Hospital      11/07 at 102.00           AAA        4,074,831
                 Revenue Bonds, East Texas Medical Center Regional Healthcare
                 Center, Series 1997C, 5.600%, 11/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      96,431   Total Texas                                                                                               80,851,566
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       1,000   Amherst Industrial Development Authority, Virginia, Revenue            9/16 at 100.00           BBB        1,051,730
                 Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26

       1,920   Virginia Beach Development Authority, Virginia, Multifamily           10/14 at 102.00           N/R        2,176,282
                 Residential Rental Housing Revenue Bonds, Hamptons and Hampton
                 Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       2,920   Total Virginia                                                                                             3,228,012
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 8.6% (5.4% OF TOTAL INVESTMENTS)

      11,345   Chelan County Public Utility District 1, Washington, Columbia            No Opt. Call           AAA        6,800,193
                 River-Rock Island Hydro-Electric System Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 6/01/19 - MBIA Insured

      17,075   Port of Seattle, Washington, Limited Tax General Obligation           12/10 at 100.00           AAA       18,031,200
                 Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)

      16,750   Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%,      8/10 at 100.00           AAA       17,710,110
                 2/01/30 (Pre-refunded 8/01/10) - MBIA Insured

       5,000   Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%,     10/11 at 100.00           AAA        5,318,700
                  4/01/17 - FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      50,170   Total Washington                                                                                          47,860,203
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        5,260,550
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 3.3% (2.1% OF TOTAL INVESTMENTS)

       7,160   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00           BBB        7,675,950
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                 6/01/27

         315   Wisconsin Health and Educational Facilities Authority,                 5/16 at 100.00           BBB          320,831
                 Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%,
                 5/01/32



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (continued)

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, Eagle River Memorial Hospital Inc., Series 2000:
$      1,000     5.750%, 8/15/20 - RAAI Insured                                       8/10 at 101.00            AA    $   1,059,800
       3,000     5.875%, 8/15/30 - RAAI Insured                                       8/10 at 101.00            AA        3,190,830

       1,150   Wisconsin Health and Educational Facilities Authority,                 5/14 at 100.00          BBB+        1,246,658
                 Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%,
                 5/01/24

       4,600   Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%,       5/16 at 100.00           AAA        4,779,308
                 5/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,225   Total Wisconsin                                                                                           18,273,377
------------------------------------------------------------------------------------------------------------------------------------

               WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,500   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds,       12/15 at 100.00          BBB-        2,656,450
                 FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$    871,526   Total Investments (cost $823,704,473) - 158.6%                                                           879,876,062
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (4.7)%                                                                       (26,135,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.4%                                                                       1,912,950
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.3)%                                                        (301,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 554,654,012
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R   Not rated.

WI/DD   Purchased on a when-issued or delayed delivery basis.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                Nuveen Select Quality Municipal Fund, Inc. (NQS)

                Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 3.9% (2.5% OF TOTAL INVESTMENTS)

$      4,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00           AAA    $   4,153,080
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded 2/01/09)
                 - FGIC Insured

      10,000   Lauderdale County and Florence Health Authority, Alabama,              7/10 at 102.00           AAA       10,793,600
                 Revenue Bonds, Coffee Health Group, Series 2000A, 6.000%,
                 7/01/29 - MBIA Insured

       5,155   Phenix City Industrial Development Board, Alabama, Environmental       5/12 at 100.00           BBB        5,533,222
                 Improvement Revenue Bonds, MeadWestvaco Corporation,
                 Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      19,155   Total Alabama                                                                                             20,479,902
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

       2,000   Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai          8/13 at 100.00           Aaa        2,103,900
                 Peninsula Hospital Service Area, Series 2003, 5.000%, 8/01/23 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       3,750   Salt River Project Agricultural Improvement and Power District,       12/13 at 100.00           AAA        3,968,663
                 Arizona, Electric System Revenue Bonds, Series 2003, 5.000%,
                 12/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 1.0% (0.7% OF TOTAL INVESTMENTS)

       4,500   Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax           No Opt. Call            A3        5,224,230
                 Refunding Bonds, Series 1993, 7.375%, 8/01/15
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 4.6% (3.0% OF TOTAL INVESTMENTS)

               Calexico Unified School District, Imperial County, California,
               General Obligation Bonds, Series 2005B:
       3,685     0.000%, 8/01/31 - FGIC Insured                                         No Opt. Call           AAA        1,255,295
       4,505     0.000%, 8/01/33 - FGIC Insured                                         No Opt. Call           AAA        1,400,605

         550   California Pollution Control Financing Authority, Remarketed           4/11 at 102.00           AAA          587,021
                 Revenue Bonds, Pacific Gas and Electric Company, Series 1996A,
                 5.350%, 12/01/16 - MBIA Insured (Alternative Minimum Tax)

       1,000   Coachella Valley Unified School District, Riverside County,              No Opt. Call           AAA          356,930
                 California, General Obligation Bonds, Series 2005A, 0.000%,
                 8/01/30 - FGIC Insured

               Colton Joint Unified School District, San Bernardino County,
               California, General Obligation Bonds, Series 2006C:
       3,200     0.000%, 2/01/30 - FGIC Insured                                        2/15 at 45.69           AAA        1,024,640
       6,800     0.000%, 2/01/35 - FGIC Insured                                        2/15 at 34.85           AAA        1,650,768

               Cupertino Union School District, Santa Clara County, California,
               General Obligation Bonds, Series 2003B:
       8,100     0.000%, 8/01/24 - FGIC Insured                                        8/13 at 58.68           AAA        3,602,880
      11,430     0.000%, 8/01/27 - FGIC Insured                                        8/13 at 49.98           AAA        4,314,939

       1,045   Lake Tahoe Unified School District, El Dorado County, California,        No Opt. Call           Aaa          366,262
                 General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - MBIA
                 Insured

       6,000   Placentia-Yorba Linda Unified School District, Orange County,            No Opt. Call           AAA        1,771,020
                 California, Certificates of Participation, Series 2006, 0.000%,
                 10/01/34 - FGIC Insured

       5,000   Riverside County Asset Leasing Corporation, California, Leasehold        No Opt. Call           AAA        2,239,700
                 Revenue Bonds, Riverside County Hospital Project, Series 1997,
                 0.000%, 6/01/25 - MBIA Insured

      12,615   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        3,746,403
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       5,000   Santa Monica Community College District, Los Angeles County,             No Opt. Call           AAA        2,010,000
                 California, General Obligation Bonds, Series 2005C, 0.000%,
                 8/01/26 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      68,930   Total California                                                                                          24,326,463
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 10.6% (6.9% OF TOTAL INVESTMENTS)

$     11,000   Colorado Department of Transportation, Revenue Anticipation            6/10 at 100.50           AAA    $  11,793,760
                 Bonds, Series 2000, 6.000%, 6/15/15 (Pre-refunded 6/15/10) -
                 AMBAC Insured

       9,250   Colorado Health Facilities Authority, Remarketed Revenue Bonds,        7/07 at 101.50           AAA        9,446,470
                 Kaiser Permanente System, Series 1994A, 5.350%, 11/01/16 (ETM)

      16,995   Denver City and County, Colorado, Airport System Revenue              11/10 at 100.00           AAA       17,849,508
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23 - AMBAC Insured
                 (Alternative Minimum Tax)

       1,500   Denver Convention Center Hotel Authority, Colorado, Senior            11/16 at 100.00           AAA        1,511,475
                 Revenue Bonds, Convention Center Hotel, Series 2006, 4.625%,
                 12/01/30 - XLCA Insured

               E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
               Series 1997B:
       1,420     0.000%, 9/01/23 - MBIA Insured                                         No Opt. Call           AAA          701,920
       8,515     0.000%, 9/01/25 - MBIA Insured                                         No Opt. Call           AAA        3,826,641

       7,500   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        2,812,350
                 Series 2000B, 0.000%, 9/01/29 - MBIA Insured

      13,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/20 at 45.40           AAA        3,205,800
                 Series 2004B, 0.000%, 9/01/34 - MBIA Insured

      12,355   Northwest Parkway Public Highway Authority, Colorado, Senior Lien       6/11 at 40.52           AAA        4,180,191
                 Revenue Bonds, Series 2001B, 0.000%, 6/15/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      81,535   Total Colorado                                                                                            55,328,115
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 1.8% (1.1% OF TOTAL INVESTMENTS)

       9,285   Connecticut Development Authority, Health Facilities Revenue           8/07 at 100.00           N/R        9,320,097
                 Refunding Bonds, Alzheimer's Resource Center of Connecticut
                 Inc., Series 1994A, 7.250%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 3.1% (2.1% OF TOTAL INVESTMENTS)

       2,865   District of Columbia Tobacco Settlement Corporation, Tobacco           5/11 at 101.00           BBB        3,074,460
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

               District of Columbia, General Obligation Bonds, Series 1998B:
       5,000     6.000%, 6/01/19 - MBIA Insured                                         No Opt. Call           AAA        5,921,750
       7,265     5.250%, 6/01/26 - FSA Insured                                        6/08 at 101.00           AAA        7,432,240
------------------------------------------------------------------------------------------------------------------------------------
      15,130   Total District of Columbia                                                                                16,428,450
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 1.6% (1.1% OF TOTAL INVESTMENTS)

               Lee County, Florida, Airport Revenue Bonds, Series 2000A:
       3,075     5.875%, 10/01/18 - FSA Insured (Alternative Minimum Tax)            10/10 at 101.00           AAA        3,286,837
       4,860     5.875%, 10/01/19 - FSA Insured (Alternative Minimum Tax)            10/10 at 101.00           AAA        5,194,805
------------------------------------------------------------------------------------------------------------------------------------
       7,935   Total Florida                                                                                              8,481,642
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       3,750   Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,         1/10 at 101.00           AAA        3,926,138
                 5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 17.0% (11.2% OF TOTAL INVESTMENTS)

       7,555   Chicago Board of Education, Illinois, Unlimited Tax General           12/07 at 102.00           AAA        7,756,492
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%,
                 12/01/27 - AMBAC Insured

               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Tax Revenues, Series 1997:
       4,000     5.750%, 12/01/20 (Pre-refunded 12/01/07) - AMBAC Insured            12/07 at 102.00           AAA        4,125,200
       9,230     5.750%, 12/01/27 (Pre-refunded 12/01/07) - AMBAC Insured            12/07 at 102.00           AAA        9,518,899
       1,070     5.750%, 12/01/27 (Pre-refunded 12/01/07) - AMBAC Insured            12/07 at 102.00           AAA        1,103,491

               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
       3,665     0.000%, 12/01/25 - FGIC Insured                                        No Opt. Call           AAA        1,641,077
       2,925     0.000%, 12/01/31 - FGIC Insured                                        No Opt. Call           AAA          993,623

       5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods             7/10 at 101.00           AAA        6,404,639
                 Alive 21 Program, Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded 7/01/10) - FGIC Insured


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$        570   Chicago, Illinois, General Obligation Refunding Bonds,                 7/07 at 101.00           AAA    $     574,315
                 Series 1996B, 5.125%, 1/01/25 - FGIC Insured

      15,000   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00           AAA       15,694,799
                 Bonds, O'Hare International Airport, Series 2001A, 5.375%,
                 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

               Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
               Bonds, O'Hare International Airport, Series 2001C:
       3,770     5.100%, 1/01/26 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        3,877,671
       5,460     5.250%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        5,667,644

      10,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00          Baa2       10,560,300
                 Medical Center, Series 2002, 5.750%, 5/15/22

       2,000   Illinois Health Facilities Authority, Revenue Bonds, Midwest Care      2/11 at 102.00           Aaa        2,149,020
                 Center I Inc., Series 2001, 5.950%, 2/20/36

       8,945   Lake and McHenry Counties Community Unit School District 118,           1/15 at 74.44           Aaa        4,744,070
                 Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                 0.000%, 1/01/21 - FSA Insured

       9,000   McHenry County Community Unit School District 200, Woodstock,            No Opt. Call           Aaa        4,570,830
                 Illinois, General Obligation Bonds, Series 2006B, 0.000%,
                 1/15/23 - FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Bonds, McCormick Place Expansion Project, Series 2002A:
       6,700     0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call           AAA        3,286,819
       2,920     5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00           AAA        3,050,495
       1,100     0.000%, 12/15/35 - MBIA Insured                                        No Opt. Call           AAA          311,190

       7,500   Valley View Public Schools, Community Unit School District               No Opt. Call           AAA        3,358,275
                 365U of Will County, Illinois, General Obligation Bonds,
                 Series 2005, 0.000%, 11/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     107,275   Total Illinois                                                                                            89,388,849
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 1.7% (1.1% OF TOTAL INVESTMENTS)

         765   Indiana Housing Finance Authority, Single Family Mortgage Revenue      1/10 at 100.00           Aaa          779,061
                 Bonds, Series 2000D-3, 5.950%, 7/01/26
                 (Alternative Minimum Tax)

       7,660   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/11 at 100.00           AAA        8,173,909
                 Memorial Health System, Series 2000, 5.625%, 8/15/33
                 (Pre-refunded 2/15/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,425   Total Indiana                                                                                              8,952,970
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,500   Burlington, Kansas, Environmental Improvement Revenue Bonds,             No Opt. Call            A3        3,511,165
                 Kansas City Power and Light Company Project, Series 1998A,
                 4.750%, 9/01/15

       3,790   Kansas Department of Transportation, Highway Revenue Bonds,              No Opt. Call           AAA        4,004,097
                 Series 2004A, 5.000%, 3/01/23
------------------------------------------------------------------------------------------------------------------------------------
       7,290   Total Kansas                                                                                               7,515,262
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 1.5% (1.0% OF TOTAL INVESTMENTS)

       7,500   Maryland Health and Higher Educational Facilities Authority,           7/09 at 101.00        AA (4)        7,942,200
                 Revenue Bonds, Johns Hopkins University, Series 1999, 6.000%,
                 7/01/39 (Pre-refunded 7/01/09)
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

       1,005   Massachusetts Educational Finance Authority, Student Loan Revenue     12/09 at 101.00           AAA        1,026,236
                 Refunding Bonds, Series 2000G, 5.700%, 12/01/11 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 7.9% (5.2% OF TOTAL INVESTMENTS)

      10,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series      1/10 at 101.00           AAA       10,613,200
                 1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) - FGIC Insured

       6,475   Michigan State Hospital Finance Authority, Hospital Revenue           11/09 at 101.00           AAA        6,855,471
                 Bonds, Ascension Health Credit Group, Series 1999A, 5.750%,
                 11/15/16 (Pre-refunded 11/15/09) - MBIA Insured

       3,275   Michigan State Hospital Finance Authority, Revenue Refunding           8/07 at 100.00           BB-        3,277,489
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (continued)

$      6,000   Michigan Strategic Fund, Collateralized Limited Obligation             9/11 at 100.00            A3    $   6,328,080
                 Pollution Control Revenue Refunding Bonds, Fixed Rate
                 Conversion, Detroit Edison Company, Series 1999C, 5.650%,
                 9/01/29 (Alternative Minimum Tax)

       7,500   Michigan Strategic Fund, Limited Obligation Revenue Refunding         12/12 at 100.00           AAA        7,973,100
                 Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 -
                 XLCA Insured (Alternative Minimum Tax)

       5,900   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue      11/11 at 100.00           AAA        6,147,446
                 Bonds, William Beaumont Hospital, Series 2001M, 5.250%, 11/15/35
                 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,150   Total Michigan                                                                                            41,194,786
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 1.9% (1.3% OF TOTAL INVESTMENTS)

       7,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA        7,372,400
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32
                 (Pre-refunded 1/01/11) - FGIC Insured

       2,720   Minnesota Housing Finance Agency, Single Family Mortgage Revenue       7/09 at 100.00           AA+        2,812,888
                 Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,720   Total Minnesota                                                                                           10,185,288
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,475   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00           N/R        2,556,131
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                 9/01/24
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 0.7% (0.4% OF TOTAL INVESTMENTS)

       5,000   Kansas City Municipal Assistance Corporation, Missouri, Leasehold        No Opt. Call           AAA        2,008,250
                 Revenue Bonds, Series 2004B-1, 0.000%, 4/15/28 - AMBAC Insured

       1,500   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00           AAA        1,572,015
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B, 5.000%, 10/01/32
                 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,500   Total Missouri                                                                                             3,580,265
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 8.3% (5.5% OF TOTAL INVESTMENTS)

       4,885   Clark County, Nevada, Limited Tax General Obligation Bank Bonds,       7/10 at 100.00       AA+ (4)        5,147,666
                 Series 2000, 5.500%, 7/01/18 (Pre-refunded 7/01/10)

       7,500   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/10 at 101.00           AAA        8,081,250
                 Series 1999A, 6.000%, 7/01/29 (Pre-refunded 7/01/10) - MBIA
                 Insured

       1,950   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           AAA        2,068,014
                 Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                 2000, 5.625%, 1/01/32 - AMBAC Insured

      10,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare     7/17 at 100.00             A       10,547,500
                 West, Series 2007A, 5.250%, 7/01/31 (UB)

      10,750   Truckee Meadows Water Authority, Nevada, Water Revenue Bonds,          7/11 at 100.00           AAA       11,394,140
                 Series 2001A, 5.250%, 7/01/34 (Pre-refunded 7/01/11) - FSA
                 Insured

       6,000   Washoe County, Nevada, Reno-Sparks Convention and Visitors             1/10 at 100.00           AAA        6,406,380
                 Authority, Limited Tax General Obligation Bonds, Series 1999A,
                 6.375%, 7/01/23 (Pre-refunded 1/01/10) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,085   Total Nevada                                                                                              43,644,950
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 7.2% (4.7% OF TOTAL INVESTMENTS)

       2,400   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 101.00          BBB-        2,642,688
                 Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%,
                 7/01/30

      14,865   New Jersey Housing and Mortgage Finance Agency, Home Buyer Program    10/10 at 100.00           AAA       15,411,436
                 Revenue Bonds, Series 2000CC, 5.850%, 10/01/25 - MBIA Insured
                 (Alternative Minimum Tax)

       3,000   New Jersey Housing and Mortgage Finance Agency, Multifamily           11/07 at 101.50           AAA        3,067,980
                 Housing Revenue Bonds, Series 1997A, 5.550%, 5/01/27 - AMBAC
                 Insured (Alternative Minimum Tax)

      20,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        6,228,400
                 System Bonds, Series 2006C, 0.000%, 12/15/33 - FSA Insured

       7,690   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA        8,221,379
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                 (Pre-refunded 6/01/12)


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)

$      2,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB    $   1,972,200
                 Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41
------------------------------------------------------------------------------------------------------------------------------------
      49,955   Total New Jersey                                                                                          37,544,083
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 4.5% (3.0% OF TOTAL INVESTMENTS)

       8,500   Farmington, New Mexico, Pollution Control Revenue Refunding Bonds,    10/07 at 100.50           BBB        8,583,045
                 Public Service Company of New Mexico - San Juan Project, Series
                 1997B, 5.800%, 4/01/22

               New Mexico Hospital Equipment Loan Council, Hospital Revenue
               Bonds, Presbyterian Healthcare Services, Series 2001A:
       8,000     5.500%, 8/01/25 (Pre-refunded 8/01/11)                               8/11 at 101.00       AA- (4)        8,605,280
       6,200     5.500%, 8/01/30 (Pre-refunded 8/01/11)                               8/11 at 101.00       AA- (4)        6,669,092
------------------------------------------------------------------------------------------------------------------------------------
      22,700   Total New Mexico                                                                                          23,857,417
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 13.5% (8.9% OF TOTAL INVESTMENTS)

       5,650   Dormitory Authority of the State of New York, Improvement Revenue      8/09 at 101.00           AAA        5,889,786
                 Bonds, Mental Health Services Facilities, Series 1999D, 5.250%,
                 8/15/24 - FSA Insured

      10,000   Dormitory Authority of the State of New York, New York City, Lease     5/10 at 101.00        A+ (4)       10,770,600
                 Revenue Bonds, Court Facilities, Series 1999, 6.000%, 5/15/39
                 (Pre-refunded 5/15/10)

       7,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00           AA-        7,320,810
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

       5,000   New York City Municipal Water Finance Authority, New York, Water       6/09 at 101.00           AAA        5,146,750
                 and Sewerage System Revenue Bonds, Fiscal Series 1999B, 5.000%,
                 6/15/29 - FSA Insured

       6,000   New York City Municipal Water Finance Authority, New York, Water       6/09 at 101.00           AAA        6,287,220
                 and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.500%,
                 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured

       2,255   New York City Transit Authority, New York, Metropolitan                1/10 at 101.00           AAA        2,396,840
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A, 5.750%,
                 1/01/20 (Pre-refunded 1/01/10) - AMBAC Insured

       9,750   New York City Transitional Finance Authority, New York, Future Tax     5/10 at 101.00           AAA       10,498,410
                 Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                 (Pre-refunded 5/15/10)

       9,290   New York City, New York, General Obligation Bonds, Fiscal Series      10/07 at 101.00           Aaa        9,478,030
                 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

       5,400   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,      3/09 at 101.00           Aa1        5,563,674
                 Series 79, 5.300%, 4/01/29 (Alternative Minimum Tax)

       3,055   New York State Urban Development Corporation, Subordinate Lien         7/08 at 100.00           AAA        3,113,320
                 Corporate Purpose Refunding Bonds, Series 1996, 5.500%, 7/01/26

       4,490   New York State Urban Development Corporation, Subordinate Lien         7/08 at 100.00           Aaa        4,586,849
                 Corporate Purpose Refunding Bonds, Series 1996, 5.500%, 7/01/26
                 (Pre-refunded 7/01/08)
------------------------------------------------------------------------------------------------------------------------------------
      67,890   Total New York                                                                                            71,052,289
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 3.6% (2.3% OF TOTAL INVESTMENTS)

      18,555   North Carolina Eastern Municipal Power Agency, Power System            7/07 at 100.00           AAA       18,578,748
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 2.0% (1.3% OF TOTAL INVESTMENTS)

      10,490   Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora            12/07 at 100.00           AAA       10,613,153
                 Project, Series 1997A, 5.625%, 12/15/29 (Pre-refunded 12/15/07)
                 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 2.1% (1.4% OF TOTAL INVESTMENTS)

               Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
               Kettering Medical Center, Series 1999:
       5,000     6.750%, 4/01/18 (Pre-refunded 4/01/10)                               4/10 at 101.00         A (4)        5,458,000
       5,000     6.750%, 4/01/22 (Pre-refunded 4/01/10)                               4/10 at 101.00         A (4)        5,458,000

         275   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           8/10 at 100.00           Aaa          277,338
                 Program Residential Mortgage Revenue Bonds, Series 2000C,
                 6.050%, 3/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,275   Total Ohio                                                                                                11,193,338
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 2.4% (1.6% OF TOTAL INVESTMENTS)

$      2,235   Oklahoma Development Finance Authority, Revenue Bonds, St. John        2/14 at 100.00           AA-    $   2,332,848
                 Health System, Series 2004, 5.000%, 2/15/24

      10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B       10,104,600
                 American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      12,235   Total Oklahoma                                                                                            12,437,448
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 0.0% (0.0% OF TOTAL INVESTMENTS)

          95   Delaware River Port Authority, New Jersey and Pennsylvania,            1/10 at 100.00           AAA           99,828
                 Revenue Bonds, Series 1999, 5.750%, 1/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

       3,000   Puerto Rico Public Buildings Authority, Guaranteed Government          7/17 at 100.00           AAA        2,593,980
                 Facilities Revenue Refunding Bonds, Series 2002D, 0.000%,
                 7/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 9.6% (6.3% OF TOTAL INVESTMENTS)

               Greenville County School District, South Carolina, Installment
               Purchase Revenue Bonds, Series 2002:
       5,500     6.000%, 12/01/21 (Pre-refunded 12/01/12)                            12/12 at 101.00       AA- (4)        6,170,340
       4,500     6.000%, 12/01/21 (Pre-refunded 12/01/12)                            12/12 at 101.00       AA- (4)        5,048,460

       3,750   Greenwood County, South Carolina, Hospital Revenue Bonds, Self        10/11 at 100.00             A        3,925,388
                 Memorial Hospital, Series 2001, 5.500%, 10/01/31

       2,500   Lexington County Health Service District, South Carolina, Hospital    11/13 at 100.00            A+        2,699,325
                 Revenue Refunding and Improvement Bonds, Series 2003, 5.750%,
                 11/01/28

       2,825   Medical University Hospital Authority, South Carolina, FHA-Insured     8/14 at 100.00           AAA        3,023,202
                 Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/22 - MBIA
                 Insured

      21,565   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        7,933,764
                 Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured

       1,250   South Carolina Housing Finance and Development Authority, Mortgage     6/10 at 100.00           Aaa        1,265,750
                 Revenue Bonds, Series 2000A-2, 6.000%, 7/01/20 - FSA Insured
                 (Alternative Minimum Tax)

               Tobacco Settlement Revenue Management Authority, South Carolina,
               Tobacco Settlement Asset-Backed Bonds, Series 2001B:
      11,530     6.000%, 5/15/22                                                      5/11 at 101.00           BBB       12,263,077
       4,000     6.375%, 5/15/28                                                      5/11 at 101.00           BBB        4,321,200
       3,000     6.375%, 5/15/30                                                        No Opt. Call           BBB        3,497,760
------------------------------------------------------------------------------------------------------------------------------------
      60,420   Total South Carolina                                                                                      50,148,266
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH DAKOTA - 2.1% (1.4% OF TOTAL INVESTMENTS)

       5,550   Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds,        10/14 at 100.00           AAA        6,704,900
                 Great Plains Hotel Corporation, Series 1989, 8.500%, 11/01/16
                 (Pre-refunded 10/15/14) (Alternative Minimum Tax)

       2,410   South Dakota Education Loans Inc., Revenue Bonds, Subordinate          6/08 at 102.00            A2        2,488,349
                 Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)

       1,750   South Dakota Health and Educational Facilities Authority, Revenue     11/14 at 100.00           AA-        1,888,110
                 Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
       9,710   Total South Dakota                                                                                        11,081,359
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 6.7% (4.4% OF TOTAL INVESTMENTS)

       5,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        5,161,850
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of East
                 Tennessee Inc., Series 2002, 6.500%, 4/15/31

      20,060   Knox County Health, Educational and Housing Facilities Board,           1/13 at 80.49           AAA       12,735,292
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2002A, 0.000%, 1/01/17 - FSA Insured

      12,500   Metropolitan Government of Nashville-Davidson County Health and       11/09 at 101.00           AAA       13,262,750
                 Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded 11/15/09) - AMBAC Insured


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (continued)

               Tennessee Housing Development Agency, Homeownership Program Bonds,
               Series 2000-1:
$      1,785     5.750%, 7/01/10 (Alternative Minimum Tax)                              No Opt. Call            AA    $   1,810,026
       2,145     6.000%, 7/01/13 - MBIA Insured (Alternative Minimum Tax)             7/10 at 101.00           AAA        2,175,438
------------------------------------------------------------------------------------------------------------------------------------
      41,490   Total Tennessee                                                                                           35,145,356
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 15.3% (10.1% OF TOTAL INVESTMENTS)

       5,110   Brazos River Authority, Texas, Pollution Control Revenue Refunding     4/13 at 101.00          Baa2        5,841,650
                 Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32
                 (Alternative Minimum Tax)

       7,925   Brazos River Authority, Texas, Pollution Control Revenue Refunding       No Opt. Call          Baa2        8,168,456
                 Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36
                 (Mandatory put 11/01/11) (Alternative Minimum Tax)

       4,500   Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc.,    12/08 at 102.00          BBB-        4,722,210
                 Series 1999B, 7.750%, 12/01/18

       4,080   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00           AAA        4,257,888
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/35
                 - FGIC Insured

       5,500   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue       12/11 at 100.00           AAA        5,797,715
                 Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) -
                 AMBAC Insured

       2,000   Ennis Independent School District, Ellis County, Texas, General         8/16 at 54.64           Aaa          707,180
                 Obligation Bonds, Series 2006, 0.000%, 8/15/28

       1,550   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue     4/11 at 101.00           BBB        1,672,202
                 Bonds, Valero Energy Corporation, Series 2001, 6.650%, 4/01/32
                 (Alternative Minimum Tax)

       5,000   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        5,213,900
                 Bonds, Series 2003, 5.000%, 2/15/26 - AMBAC Insured

       4,590   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA        4,806,189
                 Series 2000A, 5.625%, 7/01/30 - FSA Insured (Alternative Minimum
                 Tax)

       5,000   Katy Independent School District, Harris, Fort Bend and Waller         2/12 at 100.00           AAA        5,279,350
                 Counties, Texas, General Obligation Bonds, Series 2002A, 5.000%,
                 2/15/27 (Pre-refunded 2/15/12)

       9,000   Matagorda County Navigation District 1, Texas, Collateralized            No Opt. Call           AAA        9,868,230
                 Revenue Refunding Bonds, Houston Light and Power Company, Series
                 1997, 5.125%, 11/01/28 - AMBAC Insured (Alternative Minimum Tax)

         775   Panhandle Regional Housing Finance Corporation, Texas, GNMA            5/07 at 100.00           AAA          785,633
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative
                 Minimum Tax)

       4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply System        10/12 at 100.00          Baa2        4,981,060
                 Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

       5,500   Spring Independent School District, Harris County, Texas,              8/11 at 100.00           AAA        5,676,275
                 Unlimited Tax Schoolhouse Bonds, Series 2001, 5.000%, 8/15/26

       4,520   Texas, General Obligation Bonds, Water Financial Assistance, State     8/09 at 100.00           Aa1        4,675,217
                 Participation Program, Series 1999C, 5.500%, 8/01/35

               White Settlement Independent School District, Tarrant County,
               Texas, General Obligation Bonds, Series 2006:
       9,110     0.000%, 8/15/36                                                       8/15 at 33.75           AAA        2,096,667
       9,110     0.000%, 8/15/41                                                       8/15 at 25.73           AAA        1,595,799
       7,110     0.000%, 8/15/45                                                       8/15 at 20.76           AAA        1,001,728

       2,375   Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA           10/07 at 100.00           AAA        2,403,073
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
                 Minimum Tax)

       2,000   Wylie Independent School District, Taylor County, Texas, General        8/15 at 57.10           AAA          783,200
                 Obligation Bonds, Series 2005, 0.000%, 8/15/26
------------------------------------------------------------------------------------------------------------------------------------
      99,455   Total Texas                                                                                               80,333,622
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 3.8% (2.5% OF TOTAL INVESTMENTS)

       3,565   Utah Associated Municipal Power Systems, Revenue Bonds, Payson         4/13 at 100.00           AAA        3,737,724
                 Power Project, Series 2003A, 5.000%, 4/01/24 - FSA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH (continued)

$     16,050   Utah County, Utah, Hospital Revenue Bonds, IHC Health Services         8/07 at 101.00           AAA    $  16,279,193
                 Inc., Series 1997, 5.250%, 8/15/26 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      19,615   Total Utah                                                                                                20,016,917
------------------------------------------------------------------------------------------------------------------------------------

               VERMONT - 1.9% (1.3% OF TOTAL INVESTMENTS)

               Vermont Educational and Health Buildings Financing Agency, Revenue
               Bonds, Fletcher Allen Health Care Inc., Series 2000A:
       3,720     6.125%, 12/01/15 - AMBAC Insured                                    12/10 at 101.00           AAA        4,048,922
       4,265     6.250%, 12/01/16 - AMBAC Insured                                    12/10 at 101.00           AAA        4,635,842

       1,395   Vermont Housing Finance Agency, Single Family Housing Bonds,          11/09 at 100.00           AAA        1,395,865
                 Series 2000-13A, 5.950%, 11/01/25 - FSA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,380   Total Vermont                                                                                             10,080,629
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 3.3% (2.1% OF TOTAL INVESTMENTS)

       8,810   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA        9,391,548
                 Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36
                 - MBIA Insured (Alternative Minimum Tax)

       7,225   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA        7,665,942
                 Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      16,035   Total Washington                                                                                          17,057,490
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        5,260,550
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 3.2% (2.1% OF TOTAL INVESTMENTS)

       8,400   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00           BBB        9,005,304
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                 6/01/27

       5,000   Madison, Wisconsin, Industrial Development Revenue Refunding           4/12 at 100.00           AA-        5,370,400
                 Bonds, Madison Gas and Electric Company Projects, Series 2002A,
                 5.875%, 10/01/34 (Alternative Minimum Tax)

       2,100   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        2,148,552
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
      15,500   Total Wisconsin                                                                                           16,524,256
------------------------------------------------------------------------------------------------------------------------------------
$    918,195   Total Investments (cost $746,403,293) - 152.4%                                                           799,193,266
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (1.3)%                                                                        (6,665,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.1%                                                                      10,968,378
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (53.2)%                                                        (279,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 524,496,644
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R   Not rated.

(ETM)   Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                Nuveen Quality Income Municipal Fund, Inc. (NQU)

                Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 3.1% (2.0% OF TOTAL INVESTMENTS)

$      3,500   Bessemer Governmental Utility Services Corporation, Alabama, Water     6/08 at 102.00           AAA    $   3,615,675
                 Supply Revenue Bonds, Series 1998, 5.200%, 6/01/24 - MBIA
                 Insured

               Jefferson County, Alabama, Sewer Revenue Capitol Improvement
               Warrants, Series 2001A:
       7,475     5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                2/11 at 101.00           AAA        8,011,182
       6,340     5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                2/11 at 101.00           AAA        6,794,768
       6,970     5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                2/11 at 101.00           AAA        7,469,958
------------------------------------------------------------------------------------------------------------------------------------
      24,285   Total Alabama                                                                                             25,891,583
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.9% (0.6% OF TOTAL INVESTMENTS)

       6,110   Alaska Housing Finance Corporation, General Housing Purpose Bonds,    12/14 at 100.00           AAA        6,406,335
                 Series 2005A, 5.000%, 12/01/27 - FGIC Insured

       1,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3        1,475,880
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       7,610   Total Alaska                                                                                               7,882,215
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.8% (1.2% OF TOTAL INVESTMENTS)

       5,350   Arizona Tourism and Sports Authority, Tax Revenue Bonds,               7/13 at 100.00           Aaa        5,587,594
                 Multipurpose Stadium Facility Project, Series 2003A, 5.000%,
                 7/01/28 - MBIA Insured

       1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds, Series            No Opt. Call           AAA        1,115,050
                 2002, 5.250%, 7/01/17 - FGIC Insured

       8,010   Salt River Project Agricultural Improvement and Power District,        1/12 at 101.00           Aa1        8,412,903
                 Arizona, Electric System Revenue Refunding Bonds, Series 2002A,
                 5.125%, 1/01/27
------------------------------------------------------------------------------------------------------------------------------------
      14,360   Total Arizona                                                                                             15,115,547
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 1.0% (0.6% OF TOTAL INVESTMENTS)

               Arkansas Development Finance Authority, Tobacco Settlement Revenue
               Bonds, Arkansas Cancer Research Center Project, Series 2006:
       2,500     0.000%, 7/01/36 - AMBAC Insured                                        No Opt. Call           Aaa          657,800
      19,800     0.000%, 7/01/46 - AMBAC Insured                                        No Opt. Call           Aaa        3,150,774

       4,000   University of Arkansas, Fayetteville, Revenue Bonds, Medical          11/14 at 100.00           Aaa        4,208,080
                 Sciences Campus, Series 2004B, 5.000%, 11/01/34 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      26,300   Total Arkansas                                                                                             8,016,654
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 11.7% (7.4% OF TOTAL INVESTMENTS)

       1,000   California Department of Water Resources, Power Supply Revenue         5/12 at 101.00           Aaa        1,106,240
                 Bonds, Series 2002A, 5.750%, 5/01/17 (Pre-refunded 5/01/12)

       6,000   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A        6,112,020
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

       3,450   California Infrastructure Economic Development Bank, Revenue          10/11 at 101.00            A-        3,606,837
                 Bonds, J. David Gladstone Institutes, Series 2001, 5.250%,
                 10/01/34

       1,360   California Statewide Community Development Authority, Revenue          7/15 at 100.00          BBB+        1,414,373
                 Bonds, Daughters of Charity Health System, Series 2005A, 5.250%,
                 7/01/30

      14,600   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28     8/13 at 100.00            A+       15,595,720

      25,000   California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35     3/16 at 100.00           AAA       25,735,000
                 - MBIA Insured (UB)

      10,000   California, Various Purpose General Obligation Bonds, Series 1999,     4/09 at 101.00           AAA       10,123,300
                 4.750%, 4/01/29 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      8,500   Foothill/Eastern Transportation Corridor Agency, California, Toll      1/10 at 100.00           AAA    $   8,719,215
                 Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 - MBIA Insured

               Golden State Tobacco Securitization Corporation, California,
               Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
      10,000     5.000%, 6/01/33                                                      6/17 at 100.00           BBB        9,977,900
       1,500     5.125%, 6/01/47                                                      6/17 at 100.00           BBB        1,504,620

      30,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        8,909,400
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       1,500   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/10 at 101.00           AAA        1,579,320
                 Merged Area Redevelopment Project, Series 2002, 5.000%, 8/01/32
                 (Pre-refunded 8/01/10) - MBIA Insured

       3,000   San Mateo County Community College District, California, General         No Opt. Call           AAA        1,071,720
                 Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - MBIA Insured

       1,500   Tobacco Securitization Authority of Northern California, Tobacco       6/15 at 100.00           BBB        1,547,400
                 Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45
------------------------------------------------------------------------------------------------------------------------------------
     117,410   Total California                                                                                          97,003,065
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 5.1% (3.2% OF TOTAL INVESTMENTS)

      10,000   Denver City and County, Colorado, Airport System Revenue Refunding    11/10 at 100.00           AAA       10,502,800
                 Bonds, Series 2000A, 5.625%, 11/15/23 - AMBAC Insured
                 (Alternative Minimum Tax)

      12,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/07 at 101.00           AAA       12,140,880
                 Series 1997A, 4.750%, 9/01/23 - MBIA Insured

       5,385   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        2,308,011
                 Series 1997B, 0.000%, 9/01/26 - MBIA Insured

      14,400   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 65.63           AAA        8,332,272
                 Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) - MBIA
                 Insured

       8,740   Larimer County School District R1, Poudre, Colorado, General          12/10 at 100.00           AAA        9,163,016
                 Obligation Bonds, Series 2000, 5.125%, 12/15/19 (Pre-refunded
                 12/15/10) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      50,525   Total Colorado                                                                                            42,446,979
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.5% (0.4% OF TOTAL INVESTMENTS)

       4,395   Bridgeport, Connecticut, General Obligation Bonds, Series 2001C,       8/11 at 100.00           AAA        4,690,696
                 5.375%, 8/15/17 (Pre-refunded 8/15/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       5,000   Washington Convention Center Authority, District of Columbia,         10/08 at 101.00           AAA        5,158,800
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%,
                 10/01/17 (Pre-refunded 10/01/08) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 0.9% (0.6% OF TOTAL INVESTMENTS)

       2,250   Dade County, Florida, Water and Sewerage System Revenue Bonds,        10/07 at 102.00           AAA        2,309,355
                 Series 1997, 5.375%, 10/01/16 - FGIC Insured

       5,000   Orange County Health Facilities Authority, Florida, Hospital          11/10 at 101.00        A+ (4)        5,491,450
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated Group,
                 Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
------------------------------------------------------------------------------------------------------------------------------------
       7,250   Total Florida                                                                                              7,800,805
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 1.3% (0.8% OF TOTAL INVESTMENTS)

      10,000   Hawaii Department of Transportation, Airport System Revenue            7/10 at 101.00           AAA       10,634,400
                 Refunding Bonds, Series 2000B, 5.750%, 7/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 15.8% (10.0% OF TOTAL INVESTMENTS)

               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Revenues, Series 2001C:
       1,000     5.500%, 12/01/18 (Pre-refunded 12/01/11) - FSA Insured              12/11 at 100.00           AAA        1,075,910
       3,690     5.000%, 12/01/19 (Pre-refunded 12/01/11) - FSA Insured              12/11 at 100.00           AAA        3,892,913
       3,000     5.000%, 12/01/20 (Pre-refunded 12/01/11) - FSA Insured              12/11 at 100.00           AAA        3,164,970
       2,000     5.000%, 12/01/21 (Pre-refunded 12/01/11) - FSA Insured              12/11 at 100.00           AAA        2,109,980


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$      9,400     0.000%, 12/01/14 - FGIC Insured                                        No Opt. Call           AAA    $   6,976,116
       4,400     0.000%, 12/01/15 - FGIC Insured                                        No Opt. Call           AAA        3,126,596

      32,670   Chicago, Illinois, General Obligation Bonds, City Colleges,              No Opt. Call           AAA       11,057,488
                 Series 1999, 0.000%, 1/01/32 - FGIC Insured

               Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive
               21 Program, Series 2000A:
         680     6.000%, 1/01/28 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00           AAA          732,489
       4,320     6.000%, 1/01/28 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00           AAA        4,653,461

       6,380   Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%,     7/12 at 100.00           AAA        6,719,097
                 1/01/18 - AMBAC Insured

          70   Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%,     7/12 at 100.00           AAA           74,293
                 1/01/18 (Pre-refunded 7/01/12) - AMBAC Insured

       5,045   Chicago, Illinois, General Obligation Refunding Bonds, Series          1/10 at 101.00           AAA        5,329,891
                 2000D, 5.750%, 1/01/30 - FGIC Insured

      12,935   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A,        1/09 at 101.00           AAA       13,207,799
                 5.125%, 1/01/35 - MBIA Insured (Alternative Minimum Tax)

               Chicago, Illinois, Second Lien Wastewater Transmission Revenue
               Bonds, Series 2000:
       8,000     5.750%, 1/01/25 (Pre-refunded 1/01/10) - MBIA Insured                1/10 at 101.00           AAA        8,488,480
       7,750     6.000%, 1/01/30 (Pre-refunded 1/01/10) - MBIA Insured                1/10 at 101.00           AAA        8,272,040

               Illinois Educational Facilities Authority, Student Housing Revenue
               Bonds, Educational Advancement Foundation Fund, University Center
               Project, Series 2002:
       3,000     6.625%, 5/01/17 (Pre-refunded 5/01/12)                               5/12 at 101.00           Aaa        3,424,590
       1,800     6.000%, 5/01/22 (Pre-refunded 5/01/12)                               5/12 at 101.00           Aaa        2,003,796

       1,050   Illinois Finance Authority, General Obligation Debt Certificates,     12/14 at 100.00           Aaa        1,112,801
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/20 - AMBAC Insured

      15,000   Illinois Finance Authority, Illinois, Northwestern University,         2/15 at 100.00           Aaa       15,697,350
                 Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)

       5,000   Illinois Finance Authority, Revenue Bonds, Northwestern Memorial       8/14 at 100.00           AA+        5,440,300
                 Hospital, Series 2004A, 5.500%, 8/15/43

      10,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa Health       2/10 at 101.00           AAA       10,642,300
                 System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured (ETM)

       2,290   Illinois Housing Development Authority, Section 8 Elderly Housing      6/07 at 100.00             A        2,302,893
                 Revenue Bonds, Garden House of Maywood Development, Series 1992,
                 7.000%, 9/01/18

       5,000   Illinois, General Obligation Bonds, Illinois FIRST Program, Series    12/10 at 100.00           AAA        5,286,150
                 2000, 5.450%, 12/01/21 - MBIA Insured

       2,975   Joliet Regional Port District, Illinois, Airport Facilities            7/07 at 103.00       N/R (4)        3,068,832
                 Revenue Bonds, Lewis University Airport, Series 1997A, 7.250%,
                 7/01/18 (Pre-refunded 7/01/07) (Alternative Minimum Tax)

       2,270   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/12 at 101.00           AAA        2,371,446
                 Bonds, McCormick Place Expansion Project, Series 2002A, 5.000%,
                 12/15/28 - MBIA Insured

       1,000   Montgomery, Illinois, Lakewood Creek Project Special Assessment        3/16 at 100.00            AA        1,002,310
                 Bonds, Series 2007, 4.700%, 3/01/30 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------
     150,725   Total Illinois                                                                                           131,234,291
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 1.8% (1.1% OF TOTAL INVESTMENTS)

       2,000   Indiana Health Facility Financing Authority, Hospital Revenue          3/14 at 100.00           AAA        2,145,020
                 Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 -
                 AMBAC Insured

       3,240   Indiana Health Facility Financing Authority, Hospital Revenue          7/12 at 100.00           AAA        3,480,343
                 Bonds, Marion General Hospital, Series 2002, 5.625%, 7/01/19 -
                 AMBAC Insured

       2,400   Indiana Health Facility Financing Authority, Revenue Bonds,            5/15 at 100.00           AAA        2,510,256
                 Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 -
                 AMBAC Insured

       6,540   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/08 at 101.00           AAA        6,559,947
                 Memorial Health System, Series 1998A, 4.625%, 8/15/28 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,180   Total Indiana                                                                                             14,695,566
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 2.0% (1.2% OF TOTAL INVESTMENTS)

$      8,585   Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa        7/08 at 102.00           AAA    $   8,893,373
                 Health System, Series 1998A, 5.125%, 1/01/28 (Pre-refunded
                 7/01/08) - MBIA Insured

       7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue     6/15 at 100.00           BBB        7,330,890
                 Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
      15,585   Total Iowa                                                                                                16,224,263
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       4,585   Johnson County Unified School District 232, Kansas, General            9/10 at 100.00           Aaa        4,736,764
                 Obligation Bonds, Series 2000, 4.750%, 9/01/19 (Pre-refunded
                 9/01/10) - FSA Insured

       1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and        6/14 at 100.00           AAA        1,875,160
                 Electric Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,335   Total Kansas                                                                                               6,611,924
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 0.3% (0.2% OF TOTAL INVESTMENTS)

       2,500   Kentucky State Property and Buildings Commission, Revenue              2/12 at 100.00           AAA        2,682,525
                 Refunding Bonds, Project 74, Series 2002, 5.375%, 2/01/18
                 (Pre-refunded 2/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 2.4% (1.5% OF TOTAL INVESTMENTS)

      10,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,           No Opt. Call           AAA       11,655,500
                 Franciscan Missionaries of Our Lady Health System, Series 1998A,
                 5.750%, 7/01/25 - FSA Insured

       5,500   Louisiana Public Facilities Authority, Revenue Bonds, Tulane           7/12 at 100.00           AAA        5,677,705
                 University, Series 2002A, 5.000%, 7/01/32 - AMBAC Insured

       2,600   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB        2,776,670
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      18,100   Total Louisiana                                                                                           20,109,875
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 8.0% (5.1% OF TOTAL INVESTMENTS)

       7,405   Massachusetts Health and Educational Facilities Authority,               No Opt. Call           AAA        8,976,415
                 Revenue Bonds, Massachusetts Institute of Technology, Series
                 2002K, 5.500%, 7/01/32

       6,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue    12/08 at 102.00           BBB        6,219,780
                 Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
                 12/01/19 (Alternative Minimum Tax)

      13,500   Massachusetts Turnpike Authority, Metropolitan Highway System          7/07 at 102.00           AAA       13,702,095
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA
                 Insured

      13,500   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 101.00           AAA       13,796,595
                 Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 - AMBAC
                 Insured

       1,375   Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA     8/09 at 101.00           AAA        1,449,649
                 Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
                 (Pre-refunded 8/01/09)

       5,570   Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA     8/09 at 101.00           AAA        5,851,953
                 Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29

      10,000   Massachusetts Water Resources Authority, General Revenue Bonds,        8/10 at 101.00           AAA       10,696,600
                 Series 2000A, 5.750%, 8/01/39 (Pre-refunded 8/01/10) - FGIC
                 Insured

       5,730   University of Massachusetts Building Authority, Senior Lien           11/10 at 100.00           AAA        6,024,064
                 Project Revenue Bonds, Series 2000-2, 5.250%, 11/01/20
                 (Pre-refunded 11/01/10) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      63,080   Total Massachusetts                                                                                       66,717,151
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 2.1% (1.3% OF TOTAL INVESTMENTS)

       5,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue        7/15 at 100.00           AAA        5,254,500
                 Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

       3,790   Michigan Municipal Bond Authority, General Obligation Bonds,           6/15 at 100.00           AAA        4,021,266
                 Detroit City School District, Series 2005, 5.000%, 6/01/20 - FSA
                 Insured

       7,425   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,    11/09 at 101.00        A1 (4)        7,905,917
                 Henry Ford Health System, Series 1999A, 6.000%, 11/15/24
                 (Pre-refunded 11/15/09)
------------------------------------------------------------------------------------------------------------------------------------
      16,215   Total Michigan                                                                                            17,181,683
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 1.6% (1.0% OF TOTAL INVESTMENTS)

               Chaska, Minnesota, Electric Revenue Bonds, Generating Facility
               Project, Series 2000A:
$      1,930     6.000%, 10/01/20 (Pre-refunded 10/01/10)                            10/10 at 100.00        A3 (4)    $   2,072,241
       2,685     6.000%, 10/01/25 (Pre-refunded 10/01/10)                            10/10 at 100.00        A3 (4)        2,882,885

       3,655   Dakota and Washington Counties Housing and Redevelopment                 No Opt. Call           AAA        5,187,322
                 Authority, Minnesota, GNMA Mortgage-Backed Securities Program
                 Single Family Residential Mortgage Revenue Bonds, Series
                 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)

       3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/08 at 101.00           AAA        3,056,190
                 Airport Revenue Bonds, Series 1998A, 5.000%, 1/01/30
                 (Pre-refunded 1/01/08) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,270   Total Minnesota                                                                                           13,198,638
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.5% (0.4% OF TOTAL INVESTMENTS)

       1,875   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00           N/R        1,936,463
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                 9/01/24

       2,500   Mississippi Hospital Equipment and Facilities Authority, Revenue       1/11 at 101.00           Aaa        2,635,575
                 Bonds, Forrest County General Hospital, Series 2000, 5.500%,
                 1/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,375   Total Mississippi                                                                                          4,572,038
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 1.7% (1.0% OF TOTAL INVESTMENTS)

      15,000   Kansas City Municipal Assistance Corporation, Missouri, Leasehold        No Opt. Call           AAA        6,024,750
                 Revenue Bonds, Series 2004B-1, 0.000%, 4/15/28 - AMBAC Insured

       2,400   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00           AAA        2,527,680
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B, 5.000%,
                 10/01/23 - FSA Insured

      15,350   Springfield Public Building Corporation, Missouri, Lease Revenue         No Opt. Call           AAA        5,136,110
                 Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%,
                 6/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      32,750   Total Missouri                                                                                            13,688,540
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 7.2% (4.5% OF TOTAL INVESTMENTS)

               Clark County School District, Nevada, General Obligation Bonds,
               Series 2002C:
      34,470     5.000%, 6/15/20 (Pre-refunded 6/15/12) - MBIA Insured                6/12 at 100.00           AAA       36,567,843
      10,380     5.000%, 6/15/22 (Pre-refunded 6/15/12) - MBIA Insured                6/12 at 100.00           AAA       11,011,727

       1,275   Nevada, General Obligation Refunding Bonds, Municipal Bond Bank        5/08 at 100.00           AAA        1,288,770
                 Projects 65 and R-6, Series 1998, 5.000%, 5/15/22 - MBIA Insured

      10,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare     7/17 at 100.00             A       10,547,500
                 West, Series 2007A, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      56,125   Total Nevada                                                                                              59,415,840
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 5.2% (3.3% OF TOTAL INVESTMENTS)

       1,000   New Jersey Building Authority, State Building Revenue Bonds,          12/12 at 100.00           AAA        1,067,790
                 Series 2002A, 5.000%, 12/15/21 (Pre-refunded 12/15/12) - FSA
                 Insured

       2,150   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 101.00          BBB-        2,367,408
                 Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%,
                 7/01/30

       2,025   New Jersey Transportation Trust Fund Authority, Transportation        12/11 at 100.00           AAA        2,225,293
                 System Bonds, Series 2001B, 6.000%, 12/15/19 (Pre-refunded
                 12/15/11) - MBIA Insured

       3,200   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00           AAA        3,513,888
                 System Bonds, Series 2003C, 5.500%, 6/15/22 (Pre-refunded
                 6/15/13)

               New Jersey Transportation Trust Fund Authority, Transportation
               System Bonds, Series 2006C:
      20,000     0.000%, 12/15/33 - FSA Insured                                         No Opt. Call           AAA        6,228,400
      20,000     0.000%, 12/15/35 - AMBAC Insured                                       No Opt. Call           AAA        5,674,000
      20,000     0.000%, 12/15/36 - AMBAC Insured                                       No Opt. Call           AAA        5,414,000

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2002:
       2,340     5.750%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        2,501,694
       1,000     6.125%, 6/01/42 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        1,111,700



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2003:
$      1,850     6.250%, 6/01/43 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA    $   2,101,138
       9,420     6.750%, 6/01/39 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA       10,953,011
------------------------------------------------------------------------------------------------------------------------------------
      82,985   Total New Jersey                                                                                          43,158,322
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue           8/11 at 101.00       AA- (4)        6,373,286
                 Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%,
                 8/01/21 (Pre-refunded 8/01/11)
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 18.8% (11.9% OF TOTAL INVESTMENTS)

               Dormitory Authority of the State of New York, Improvement Revenue
               Bonds, Mental Health Services Facilities, Series 2000B:
       1,005     6.000%, 2/15/30 (Pre-refunded 2/15/10) - MBIA Insured                2/10 at 100.00           AAA        1,068,044
       8,830     6.000%, 2/15/30 (Pre-refunded 2/15/10) - MBIA Insured                2/10 at 100.00           AAA        9,383,906

         275   Dormitory Authority of the State of New York, Insured Revenue          7/08 at 101.00           AAA          280,943
                 Bonds, Fordham University, Series 1998, 5.000%, 7/01/28 - MBIA
                 Insured

       2,250   Dormitory Authority of the State of New York, Insured Revenue            No Opt. Call           AAA        2,495,475
                 Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%,
                 7/01/24 - MBIA Insured

          20   Dormitory Authority of the State of New York, Revenue Bonds,           5/07 at 102.00           AA-           20,428
                 Mental Health Services Facilities Improvements, Series 1997A,
                 5.750%, 2/15/27

          65   Dormitory Authority of the State of New York, Revenue Bonds,           2/10 at 100.00           AAA           68,767
                 Mental Health Services Facilities Improvements, Series 2000B,
                 6.000%, 2/15/30 - MBIA Insured

         100   Dormitory Authority of the State of New York, Revenue Bonds,           2/10 at 100.00           Aaa          106,273
                 Mental Health Services Facilities Improvements, Series 2000B,
                 6.000%, 2/15/30 (Pre-refunded 2/15/10) - MBIA Insured

      20,000   Erie County Tobacco Asset Securitization Corporation, New York,        7/10 at 101.00           AAA       21,627,799
                 Senior Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.125%, 7/15/30 (Pre-refunded 7/15/10)

       1,320   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        1,301,850
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       1,130   Long Island Power Authority, New York, Electric System General         9/11 at 100.00        A- (4)        1,210,038
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25 (Pre-refunded
                 9/01/11)

      15,000   Metropolitan Transportation Authority, New York, Dedicated Tax         4/10 at 100.00           AAA       15,982,200
                 Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded 4/01/10)
                 - FGIC Insured

          90   Metropolitan Transportation Authority, New York, Transportation          No Opt. Call           Aaa           90,723
                 Revenue Bonds, Series 2006B, Drivers 1662, 5.313%, 11/15/32 -
                 FSA Insured (IF)

      13,335   Metropolitan Transportation Authority, New York, Transportation       11/16 at 100.00           AAA       13,370,738
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/32 - FSA Insured (UB)

      12,500   Nassau County Tobacco Settlement Corporation, New York, Tobacco        7/09 at 101.00           AAA       13,336,125
                 Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33
                 (Pre-refunded 7/15/09)

               New York City Transitional Finance Authority, New York, Future Tax
               Secured Bonds, Fiscal Series 2000B:
       8,035     5.750%, 11/15/19 (Pre-refunded 5/15/10)                              5/10 at 101.00           AAA        8,599,218
       2,065     5.750%, 11/15/19 (Pre-refunded 5/15/10)                              5/10 at 101.00           AAA        2,210,004

         380   New York City, New York, General Obligation Bonds, Fiscal Series       8/07 at 101.00           AA-          385,822
                 1997H, 6.125%, 8/01/25

       5,620   New York City, New York, General Obligation Bonds, Fiscal Series       8/07 at 101.00       AA- (4)        5,708,965
                 1997H, 6.125%, 8/01/25 (Pre-refunded 8/01/07)

       7,600   New York City, New York, General Obligation Bonds, Fiscal Series       6/07 at 101.00           AAA        7,686,792
                 1997M, 5.500%, 6/01/17 - AMBAC Insured

               New York City, New York, General Obligation Bonds, Fiscal Series
               2002G:
         950     5.000%, 8/01/17                                                      8/12 at 100.00           AA-          993,406
       6,555     5.750%, 8/01/18                                                      8/12 at 100.00           AA-        7,106,079

       3,990   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00        A1 (4)        4,391,993
                 2002G, 5.750%, 8/01/18 (Pre-refunded 8/01/12)

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           AA-        5,456,000
                 2003A, 5.750%, 8/01/16


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

               New York State Environmental Facilities Corporation, State Clean
               Water and Drinking Water Revolving Funds Revenue Bonds, New York
               City Municipal Water Finance Authority Projects, Second Resolution
               Bonds, Series 2001C:
$      6,035     5.000%, 6/15/20                                                      6/11 at 100.00           AAA    $   6,340,612
       6,575     5.000%, 6/15/22                                                      6/11 at 100.00           AAA        6,870,809

       2,730   Penfield-Crown Oak Housing Development Corporation, New York,          8/07 at 100.00           AAA        2,752,987
                 FHA-Insured Section 8 Assisted Multifamily Mortgage Revenue
                 Refunding Bonds, Crown Oak Estates, Series 1991A, 7.350%,
                 8/01/23

      13,620   Port Authority of New York and New Jersey, Consolidated Revenue       11/12 at 101.00           AAA       14,566,999
                 Bonds, One Hundred Twenty-Eighth Series 2002, 5.000%, 11/01/20
                 - FSA Insured

       2,250   United Nations Development Corporation, New York, Senior Lien          1/08 at 100.00            A3        2,268,113
                 Revenue Bonds, Series 2004A, 5.250%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
     147,325   Total New York                                                                                           155,681,108
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 3.1% (1.9% OF TOTAL INVESTMENTS)

       4,000   North Carolina Medical Care Commission, Health System Revenue         10/17 at 100.00            AA        3,961,840
                 Bonds, Mission St. Joseph's Health System, Series 2007, 4.500%,
                 10/01/31

         665   North Carolina Medical Care Commission, Hospital Revenue Bonds,       12/08 at 101.00           AAA          673,392
                 Pitt County Memorial Hospital, Series 1998A, 4.750%, 12/01/28 -
                 MBIA Insured

      12,405   North Carolina Medical Care Commission, Hospital Revenue Bonds,       12/08 at 101.00           AAA       12,733,112
                 Pitt County Memorial Hospital, Series 1998A, 4.750%, 12/01/28
                 (Pre-refunded 12/01/08) - MBIA Insured

       7,500   North Carolina Municipal Power Agency 1, Catawba Electric Revenue      1/13 at 100.00           AAA        8,031,825
                 Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,570   Total North Carolina                                                                                      25,400,169
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 3.4% (2.1% OF TOTAL INVESTMENTS)

               Cincinnati City School District, Hamilton County, Ohio, General
               Obligation Bonds, Series 2002:
       2,165     5.250%, 6/01/19 - FSA Insured                                       12/12 at 100.00           AAA        2,323,283
       2,600     5.250%, 6/01/21 - FSA Insured                                       12/12 at 100.00           AAA        2,790,086
       2,000     5.000%, 12/01/22 - FSA Insured                                      12/12 at 100.00           AAA        2,101,220

      10,000   Columbus City School District, Franklin County, Ohio, General         12/16 at 100.00           AAA        9,718,400
                 Obligation Bonds, Series 2006, 4.250%, 12/01/32 - FSA Insured
                 (UB)

      10,750   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/08 at 102.00           N/R       10,929,955
                 Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      27,515   Total Ohio                                                                                                27,862,944
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 6.9% (4.4% OF TOTAL INVESTMENTS)

       2,000   Oklahoma Municipal Power Authority, Power Supply System Revenue        1/17 at 100.00           AAA        1,974,360
                 Bonds, Series 2007, 4.500%, 1/01/47 - FGIC Insured

      17,510   Pottawatomie County Home Finance Authority, Oklahoma, Single             No Opt. Call           AAA       19,992,043
                 Family Mortgage Revenue Bonds, Series 1991A, 8.625%, 7/01/10
                 (ETM)

      11,750   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B       11,979,360
                 American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory
                 put 12/01/08) (Alternative Minimum Tax)

      23,005   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B       23,245,631
                 American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      54,265   Total Oklahoma                                                                                            57,191,394
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 0.4% (0.2% OF TOTAL INVESTMENTS)

       3,000   Deschutes County School District 1, Bend-La Pine, Oregon, General      6/11 at 100.00           Aaa        3,207,660
                 Obligation Bonds, Series 2001A, 5.500%, 6/15/18 (Pre-refunded
                 6/15/11) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.8% (2.4% OF TOTAL INVESTMENTS)

       3,985   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        4,142,368
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (continued)

$      2,175   Falls Township Hospital Authority, Pennsylvania, FHA-Insured           8/07 at 100.00           AAA    $   2,188,398
                 Revenue Refunding Bonds, Delaware Valley Medical Center,
                 Series 1992, 7.000%, 8/01/22

       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage           10/16 at 100.00           AA+        1,485,900
                 Revenue Bonds, Series 96A, 4.650%, 10/01/31 (Alternative Minimum
                 Tax)

       2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series      12/14 at 100.00           AAA        2,865,434
                 2004A, 5.500%, 12/01/31 - AMBAC Insured

       7,800   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General           8/13 at 100.00           AAA        8,111,220
                 Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

               Philadelphia School District, Pennsylvania, General Obligation
               Bonds, Series 2002B:
       6,000     5.625%, 8/01/19 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA        6,550,920
       5,500     5.625%, 8/01/20 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA        6,005,010
------------------------------------------------------------------------------------------------------------------------------------
      29,560   Total Pennsylvania                                                                                        31,349,250
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 1.6% (1.0% OF TOTAL INVESTMENTS)

       5,000   Puerto Rico Infrastructure Financing Authority, Special Tax              No Opt. Call           AAA        1,048,250
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/42 - FGIC Insured

       5,000   Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%,            8/12 at 100.00           AAA        5,210,400
                 8/01/27 - FSA Insured

       1,500   Puerto Rico Public Buildings Authority, Guaranteed Government          7/12 at 100.00           BBB        1,567,680
                 Facilities Revenue Refunding Bonds, Series 2002D, 5.125%,
                 7/01/20

       1,500   Puerto Rico, General Obligation and Public Improvement Bonds,            No Opt. Call           AAA        1,744,875
                 Series 2001A, 5.500%, 7/01/29

       3,870   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             5/12 at 100.00           BBB        4,052,780
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------
      16,870   Total Puerto Rico                                                                                         13,623,985
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 9.1% (5.8% OF TOTAL INVESTMENTS)

      24,725   Greenville County School District, South Carolina, Installment        12/12 at 101.00       AA- (4)       27,120,357
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
                 (Pre-refunded 12/01/12)

               Horry County School District, South Carolina, General Obligation
               Bonds, Series 2001A:
       5,840     5.000%, 3/01/20                                                      3/12 at 100.00           Aa1        6,142,687
       5,140     5.000%, 3/01/21                                                      3/12 at 100.00           Aa1        5,406,406

               Medical University Hospital Authority, South Carolina,
               FHA-Insured Mortgage Revenue Bonds, Series 2004A:
       5,240     5.250%, 8/15/20 - MBIA Insured                                       8/14 at 100.00           AAA        5,624,721
       3,000     5.250%, 2/15/24 - MBIA Insured                                       8/14 at 100.00           AAA        3,204,630

      13,615   South Carolina Transportation Infrastructure Bank, Junior Lien        10/11 at 100.00           Aaa       14,384,656
                 Revenue Bonds, Series 2001B, 5.125%, 10/01/21 (Pre-refunded
                 10/01/11) - AMBAC Insured

      12,600   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB       13,611,780
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%,
                 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
      70,160   Total South Carolina                                                                                      75,495,237
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        3,085,770
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of East
                 Tennessee Inc., Series 2002, 6.375%, 4/15/22

       7,415   Memphis, Tennessee, General Improvement Bonds, Series 2002,           11/10 at 101.00        A1 (4)        7,797,911
                 5.000%, 11/01/20 (Pre-refunded 11/01/10)

         560   Tennessee Housing Development Agency, Homeownership Program Bonds,     7/10 at 100.00            AA          571,502
                 Series 2000-2B, 6.350%, 1/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,975   Total Tennessee                                                                                           11,455,183
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 17.5% (11.0% OF TOTAL INVESTMENTS)

       1,000   Alamo Community College District, Bexar County, Texas, Combined       11/11 at 100.00           AAA        1,067,690
                 Fee Revenue Refunding Bonds, Series 2001, 5.375%, 11/01/16 -
                 FSA Insured

       6,500   Bell County Health Facilities Development Corporation, Texas,         11/08 at 101.00            A-        6,631,885
                 Retirement Facility Revenue Bonds, Buckner Retirement Services
                 Inc. Obligated Group, Series 1998, 5.250%, 11/15/19


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

$     11,255   Brazos River Authority, Texas, Pollution Control Revenue Refunding       No Opt. Call          Baa2    $  11,600,754
                 Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36
                 (Mandatory put 11/01/11) (Alternative Minimum Tax)

       5,500   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00           AAA        5,696,240
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45
                 - FGIC Insured

       5,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00           AAA        5,315,900
                 Refunding and Improvement Bonds, Series 2001A, 5.625%, 11/01/21
                 - FGIC Insured (Alternative Minimum Tax)

       2,500   Harris County Health Facilities Development Corporation, Texas,       11/13 at 100.00           AAA        2,595,200
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

       2,700   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue    11/11 at 100.00           AAA        2,845,719
                 Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured

      22,500   Houston, Texas, Junior Lien Water and Sewerage System Revenue         12/10 at 100.00           AAA       23,625,674
                 Refunding Bonds, Series 2000B, 5.250%, 12/01/30 (Pre-refunded
                 12/01/10) - FGIC Insured

       6,000   Leander Independent School District, Williamson and Travis              8/14 at 33.33           AAA        1,430,160
                 Counties, Texas, General Obligation Bonds, Series 2006, 0.000%,
                 8/15/34

               Lubbock Health Facilities Development Corporation, Texas, Revenue
               Bonds, St. Joseph Health System, Series 1998:
       4,900     5.250%, 7/01/15                                                      7/08 at 101.00           AA-        5,022,010
       8,495     5.250%, 7/01/16                                                      7/08 at 101.00           AA-        8,702,108

      17,655   Matagorda County Navigation District 1, Texas, Revenue Refunding      11/08 at 102.00           AAA       18,264,627
                 Bonds, Houston Industries Inc., Series 1998B, 5.150%, 11/01/29 -
                 MBIA Insured

       7,650   Port of Corpus Christi Authority, Nueces County, Texas, Revenue        5/07 at 100.00           BBB        7,667,136
                 Refunding Bonds, Union Pacific Corporation, Series 1992, 5.350%,
                 11/01/10

       2,000   Sam Rayburn Municipal Power Agency, Texas, Power Supply System        10/12 at 100.00            AA        2,171,480
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 10/01/21 - RAAI
                 Insured

      14,680   San Antonio Independent School District, Bexar County, Texas,          8/09 at 100.00           AAA       15,365,262
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded 8/15/09)

      11,300   San Antonio, Texas, Electric and Gas System Revenue Refunding            No Opt. Call           AAA       12,105,351
                 Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)

       3,750   Spring Branch Independent School District, Harris County, Texas,       2/11 at 100.00           AAA        3,934,763
                 Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                 5.125%, 2/01/23 (Pre-refunded 2/01/11)

               White Settlement Independent School District, Tarrant County,
               Texas, General Obligation Bonds, Series 2006:
       9,110     0.000%, 8/15/38                                                       8/15 at 30.30           AAA        1,880,668
       9,110     0.000%, 8/15/39                                                       8/15 at 28.63           AAA        1,776,268
       6,610     0.000%, 8/15/42                                                       8/15 at 24.42           AAA        1,096,070
       7,110     0.000%, 8/15/43                                                       8/15 at 23.11           AAA        1,115,843

       5,000   Wichita Falls, Wichita County, Texas, Priority Lien Water and          8/11 at 100.00           AAA        5,252,350
                 Sewerage System Revenue Bonds,Series 2001, 5.000%, 8/01/22
                 (Pre-refunded 8/01/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     170,325   Total Texas                                                                                              145,163,158
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 1.6% (1.0% OF TOTAL INVESTMENTS)

       5,800   Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds,     8/07 at 100.00           BB-        5,842,340
                 Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries,
                 Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)

       7,155   Utah Associated Municipal Power Systems, Revenue Bonds, Payson         4/13 at 100.00           AAA        7,501,660
                 Power Project, Series 2003A, 5.000%, 4/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,955   Total Utah                                                                                                13,344,000
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 2.1% (1.3% OF TOTAL INVESTMENTS)

       4,000   Norfolk Airport Authority, Virginia, Airport Revenue Refunding         7/11 at 100.00           AAA        4,118,200
                 Bonds, Series 2001B, 5.125%,7/01/31 - FGIC Insured (Alternative
                 Minimum Tax)

      11,040   Suffolk Redevelopment and Housing Authority, Virginia, FNMA              No Opt. Call           Aaa       11,435,122
                 Multifamily Housing Revenue Refunding Bonds, Windsor at Potomac
                 Vista L.P. Project, Series 2001, 4.850%, 7/01/31 (Mandatory put
                 7/01/11)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA (continued)

$        665   Virginia Housing Development Authority, Rental Housing Bonds,          5/09 at 101.00           AA+    $     680,654
                 Series 1999F, 5.000%, 5/01/15 (Alternative Minimum Tax)

               Virginia Resources Authority, Water System Revenue Refunding
               Bonds, Series 2002:
         500     5.000%, 4/01/18                                                      4/12 at 102.00            AA          534,405
         500     5.000%, 4/01/19                                                      4/12 at 102.00            AA          533,890
------------------------------------------------------------------------------------------------------------------------------------
      16,705   Total Virginia                                                                                            17,302,271
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 10.2% (6.4% OF TOTAL INVESTMENTS)

       6,750   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        7,240,725
                 Columbia Generating Station - Nuclear Project 2, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

       2,500   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        2,729,775
                 Columbia Generating Station - Nuclear Project 2, Series 2002C,
                 5.750%, 7/01/17 - MBIA Insured

       6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%,      8/10 at 100.00           AAA        7,285,407
                 2/01/24 - MBIA Insured (Alternative Minimum Tax)

      13,400   Seattle, Washington, Municipal Light and Power Revenue Bonds,         12/10 at 100.00           Aa3       14,006,752
                 Series 2000, 5.400%, 12/01/25

       9,440   Tacoma, Washington, Electric System Revenue Refunding Bonds,           1/11 at 101.00           AAA       10,185,382
                 Series 2001A, 5.750%, 1/01/18 (Pre-refunded 1/01/11) - FSA
                 Insured

       5,000   Washington State Healthcare Facilities Authority, Revenue Bonds,       0/16 at 100.00           AAA        5,015,000
                 Providence Health Care Services, Series 2006A, 4.625%, 10/01/34
                 - FGIC Insured

       3,365   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB        3,705,740
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

      18,145   Washington, General Obligation Bonds, Series 2001-02A, 5.000%,         7/11 at 100.00           AAA       18,876,969
                 7/01/23 - FSA Insured

               Washington, Motor Vehicle Fuel Tax General Obligation Bonds,
               Series 2002C:
       7,000     5.000%, 1/01/21 - FSA Insured                                        1/12 at 100.00           AAA        7,348,320
       7,960     5.000%, 1/01/22 - FSA Insured                                        1/12 at 100.00           AAA        8,299,016
------------------------------------------------------------------------------------------------------------------------------------
      80,510   Total Washington                                                                                          84,693,086
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 1.4% (0.9% OF TOTAL INVESTMENTS)

         190   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00           BBB          203,691
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                 6/01/27

       7,545   La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds,      12/08 at 102.00           AAA        7,872,151
                 Dairyland Power Cooperative, Series 1997A, 5.450%, 9/01/14 -
                 AMBAC Insured

       3,000   Wisconsin Health and Educational Facilities Authority,                 5/14 at 100.00          BBB+        3,261,570
                 Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%,
                 5/01/29
------------------------------------------------------------------------------------------------------------------------------------
      10,735   Total Wisconsin                                                                                           11,337,412
------------------------------------------------------------------------------------------------------------------------------------
$  1,422,755   Total Investments (cost $1,227,602,797) - 158.4%                                                       1,313,611,543
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.9)%                                                                       (48,875,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.0%                                                                      16,346,855
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.5)%                                                        (452,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 829,083,398
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R   Not rated.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                Nuveen Premier Municipal Income Fund, Inc. (NPF)

                Portfolio of
                        INVESTMENTS April 30, 2007


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 0.9% (0.5% OF TOTAL INVESTMENTS)

               Birmingham Special Care Facilities Financing Authority, Alabama,
               Revenue Bonds, Baptist Health System Inc., Series 2005A:
$      1,200     5.250%, 11/15/20                                                    11/15 at 100.00          Baa1    $   1,257,576
         400     5.000%, 11/15/30                                                    11/15 at 100.00          Baa1          408,212

       1,000   Montgomery BMC Special Care Facilities Financing Authority,           11/14 at 100.00        A3 (4)        1,090,730
                 Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                 5.250%, 11/15/29 (Pre-refunded 11/15/14)
------------------------------------------------------------------------------------------------------------------------------------
       2,600   Total Alabama                                                                                              2,756,518
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 2.1% (1.3% OF TOTAL INVESTMENTS)

       2,000   Alaska Housing Finance Corporation, General Mortgage Revenue           6/09 at 101.00           AAA        2,079,100
                 Bonds, Series 1999A, 6.000%, 6/01/49 - MBIA Insured

       4,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3        4,427,640
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       6,500   Total Alaska                                                                                               6,506,740
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 4.7% (2.8% OF TOTAL INVESTMENTS)

               Glendale Industrial Development Authority, Arizona, Revenue Bonds,
               John C. Lincoln Health Network, Series 2005B:
         100     5.250%, 12/01/24                                                    12/15 at 100.00           BBB          104,528
         135     5.250%, 12/01/25                                                    12/15 at 100.00           BBB          141,113

       7,500   Salt River Project Agricultural Improvement and Power District,        1/13 at 100.00           Aa1        7,857,300
                 Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%,
                 1/01/25

       6,000   Salt River Project Agricultural Improvement and Power District,        1/12 at 101.00           Aa1        6,440,340
                 Arizona, Electric System Revenue Refunding Bonds, Series 2002A,
                 5.250%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
      13,735   Total Arizona                                                                                             14,543,281
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 1.6% (1.0% OF TOTAL INVESTMENTS)

       4,655   Arkansas Development Finance Authority, State Facility Revenue        11/15 at 100.00           AAA        4,934,347
                 Bonds, Department of Correction Special Needs Unit Project,
                 Series 2005B, 5.000%, 11/01/25 - FSA Insured

           4   Drew County Public Facilities Board, Arkansas, FNMA                    8/07 at 100.00           Aaa            3,630
                 Mortgage-Backed Single Family Revenue Refunding Bonds, Series
                 1993A-2, 7.900%, 8/01/11

          24   Stuttgart Public Facilities Board, Arkansas, Single Family             9/07 at 100.00           Aaa           24,059
                 Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 9/01/11
------------------------------------------------------------------------------------------------------------------------------------
       4,683   Total Arkansas                                                                                             4,962,036
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 23.3% (13.8% OF TOTAL INVESTMENTS)

       5,690   California Department of Veterans Affairs, Home Purchase Revenue       6/12 at 101.00           AAA        6,073,449
                 Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured

       1,800   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00           AA+        1,863,720
                 University of Southern California, Series 2005, 4.750%, 10/01/28

       1,975   California Health Facilities Financing Authority, Health Facility        No Opt. Call             A        2,082,025
                 Revenue Bonds, Catholic Healthcare West, Series 2004I, 4.950%,
                 7/01/26 (Mandatory put 7/01/14)

       4,500   California Health Facilities Financing Authority, Revenue Bonds,      11/15 at 100.00            A2        4,648,320
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

       8,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA        8,966,880
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)
$        500   California Statewide Community Development Authority, Revenue          7/15 at 100.00          BBB+    $     506,830
                 Bonds, Daughters of Charity Health System, Series 2005A, 5.000%,
                 7/01/39

       1,600   California Statewide Community Development Authority, Revenue Bonds,   8/16 at 100.00            A+        1,695,488
                 Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31

       1,000   California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%,       No Opt. Call           AA+        1,095,790
                 7/01/14

               California, General Obligation Bonds, Series 2004:
       4,000     5.000%, 2/01/23                                                      2/14 at 100.00            A+        4,223,520
       4,900     5.000%, 6/01/23 - AMBAC Insured                                     12/14 at 100.00           AAA        5,189,786

       1,000   Chula Vista, California, Industrial Development Revenue Bonds, San     6/14 at 102.00            A2        1,082,470
                 Diego Gas and Electric Company, Series 1996A, 5.300%, 7/01/21

      28,000   Foothill/Eastern Transportation Corridor Agency, California, Toll        No Opt. Call           AAA       18,929,397
                 Road Revenue Bonds, Series 1995A, 0.000%, 1/01/17 (ETM)

         450   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA          522,437
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%,
                 6/01/39 (Pre-refunded 6/01/13)

       6,005   Los Angeles Unified School District, California, General Obligation    7/15 at 100.00           AAA        6,422,648
                 Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC Insured

               San Diego County, California, Certificates of Participation,
                 Burnham Institute, Series 2006:
         100     5.000%, 9/01/21                                                      9/15 at 102.00          Baa3          104,427
         110     5.000%, 9/01/23                                                      9/15 at 102.00          Baa3          114,777

       7,500   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/10 at 101.00           Aaa        7,896,600
                 Merged Area Redevelopment Project, Series 2002, 5.000%, 8/01/17
                 (Pre-refunded 8/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      77,130   Total California                                                                                          71,418,564
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 6.9% (4.1% OF TOTAL INVESTMENTS)

       1,000   Colorado Health Facilities Authority, Revenue Bonds, Evangelical       6/16 at 100.00            A-        1,026,030
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29

       1,150   Colorado Health Facilities Authority, Revenue Bonds, Parkview          9/14 at 100.00            A3        1,175,277
                 Medical Center, Series 2004, 5.000%, 9/01/25

         400   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley     3/15 at 100.00          BBB+          408,948
                 Health Care, Series 2005F, 5.000%, 3/01/25

       1,000   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley    12/09 at 101.00           Aaa        1,058,790
                 Healthcare Inc., Series 1999A, 5.750%, 12/01/23 (Pre-refunded
                 12/01/09) - FSA Insured

         750   Colorado Health Facilities Authority, Revenue Bonds, Vail Valley       1/15 at 100.00          BBB+          780,098
                 Medical Center, Series 2004, 5.000%, 1/15/17

               Denver City and County, Colorado, Airport Revenue Bonds, Series
                 2006:
       8,930     5.000%, 11/15/25 - FGIC Insured (UB)                                11/16 at 100.00           AAA        9,504,824
       5,950     6.641%, 11/15/25 - FGIC Insured (IF)                                11/16 at 100.00           AAA        7,098,767
------------------------------------------------------------------------------------------------------------------------------------
      19,180   Total Colorado                                                                                            21,052,734
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.7% (0.4% OF TOTAL INVESTMENTS)

       2,000   Connecticut Development Authority, Pollution Control Revenue          10/08 at 102.00          Baa1        2,090,260
                 Refunding Bonds, Connecticut Light and Power Company, Series
                 1993A, 5.850%, 9/01/28
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 2.8% (1.6% OF TOTAL INVESTMENTS)

       4,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%,   10/07 at 101.00           AAA        4,085,080
                 10/01/18 - MBIA Insured (Alternative Minimum Tax)

       1,700   Hillsborough County Industrial Development Authority, Florida,         4/10 at 101.00           N/R        1,844,160
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

       2,500   Hillsborough County Industrial Development Authority, Florida,        10/12 at 100.00          Baa2        2,609,675
                 Pollution Control Revenue Bonds, Tampa Electric Company Project,
                 Series 2002, 5.100%, 10/01/13
------------------------------------------------------------------------------------------------------------------------------------
       8,200   Total Florida                                                                                              8,538,915
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 4.2% (2.5% OF TOTAL INVESTMENTS)

$      8,000   George L. Smith II World Congress Center Authority, Atlanta,           7/10 at 101.00           AAA    $   8,417,840
                 Georgia, Revenue Refunding Bonds, Domed Stadium Project, Series
                 2000, 5.500%, 7/01/20 - MBIA Insured (Alternative Minimum Tax)

       4,105   Municipal Electric Authority of Georgia, Combustion Turbine Revenue   11/13 at 100.00           AAA        4,396,742
                 Bonds, Series 2003A, 5.125%, 11/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,105   Total Georgia                                                                                             12,814,582
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 0.8% (0.5% OF TOTAL INVESTMENTS)

       2,250   Hawaii Department of Budget and Finance, Special Purpose Revenue       1/09 at 101.00           AAA        2,350,553
                 Bonds, Hawaiian Electric Company Inc., Series 1999D, 6.150%,
                 1/01/20 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.2% (0.1% OF TOTAL INVESTMENTS)

         105   Idaho Housing and Finance Association, Single Family Mortgage Bonds,   7/07 at 101.00           Aa1          107,111
                 Series 1996E, 6.350%, 7/01/14 (Alternative Minimum Tax)

         500   Madison County, Idaho, Hospital Revenue Certificates of                9/16 at 100.00          BBB-          517,310
                 Participation, Madison Memorial Hospital, Series 2006, 5.250%,
                 9/01/26
------------------------------------------------------------------------------------------------------------------------------------
         605   Total Idaho                                                                                                  624,421
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 14.4% (8.6% OF TOTAL INVESTMENTS)

       8,300   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00           AAA        9,090,243
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

         725   Chicago Public Building Commission, Illinois, General Obligation         No Opt. Call           AAA          808,738
                 Lease Certificates, Chicago Board of Education, Series 1990B,
                 7.000%, 1/01/15 - MBIA Insured (ETM)

       8,670   Chicago, Illinois, General Obligation Bonds, City Colleges, Series       No Opt. Call           AAA        4,238,243
                 1999, 0.000%, 1/01/24 - FGIC Insured

       8,500   Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001,         No Opt. Call           AAA       10,405,103
                 5.750%, 11/01/30 - AMBAC Insured

         200   Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series    1/16 at 100.00          BBB-          204,624
                 2006, 5.125%, 1/01/25

       1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00          Baa2        1,041,210
                 Medical Center, Series 2002, 5.500%, 5/15/32

       3,865   Illinois Housing Development Authority, Section 8 Elderly Housing      6/07 at 100.00             A        3,886,760
                 Revenue Bonds, Garden House of Maywood Development, Series 1992,
                 7.000%, 9/01/18

       1,500   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     2/12 at 100.00           AAA        1,607,745
                 2002, 5.500%, 2/01/17 - FGIC Insured

               Lombard Public Facilities Corporation, Illinois, Second Tier
               Conference Center and Hotel Revenue Bonds, Series 2005B:
         850     5.250%, 1/01/25                                                      1/16 at 100.00           AA-          903,134
       1,750     5.250%, 1/01/30                                                      1/16 at 100.00           AA-        1,859,393

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
      10,575     0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call           AAA        5,196,238
      10,775     0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call           AAA        5,055,522
------------------------------------------------------------------------------------------------------------------------------------
      56,710   Total Illinois                                                                                            44,296,953
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.7% (2.2% OF TOTAL INVESTMENTS)

               Anderson School Building Corporation, Madison County, Indiana,
               First Mortgage Bonds, Series 2003:
       1,000     5.500%, 7/15/19 (Pre-refunded 1/15/14) - FSA Insured                 1/14 at 100.00           AAA        1,102,570
       2,275     5.500%, 7/15/23 (Pre-refunded 1/15/14) - FSA Insured                 1/14 at 100.00           AAA        2,508,347

       6,180   Crown Point Multi-School Building Corporation, Indiana, First            No Opt. Call           AAA        3,143,457
                 Mortgage Bonds, Crown Point Community School Corporation,
                 Series 2000, 0.000%, 1/15/23 - MBIA Insured

       1,250   Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23          7/16 at 100.00          BBB+        1,284,263



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA (continued)

$      1,000   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/15 at 100.00           BBB    $   1,025,950
                 Madison Center Inc., Series 2005, 5.250%, 2/15/28

       2,320   St. Joseph County PHM Elementary/Middle School Building                  No Opt. Call             A        2,374,079
                 Corporation, Indiana, First Mortgage Bonds, Series 1994, 6.300%,
                 1/15/09
------------------------------------------------------------------------------------------------------------------------------------
      14,025   Total Indiana                                                                                             11,438,666
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 1.4% (0.8% OF TOTAL INVESTMENTS)

       4,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00           BBB        4,156,040
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 0.2% (0.1% OF TOTAL INVESTMENTS)

         510   Louisville and Jefferson County Metropolitan Government,              10/16 at 100.00           N/R          522,102
                 Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy
                 of the Americas, Series 2006, 5.000%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 5.4% (3.2% OF TOTAL INVESTMENTS)

       1,310   Louisiana Housing Finance Agency, GNMA Collateralized Mortgage         9/07 at 101.00           AAA        1,338,047
                 Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995,
                 6.850%, 9/01/25

         825   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AAA          845,963
                 2006, 4.750%, 5/01/39 - FSA Insured (UB)

       8,895   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AAA        8,750,368
                 2006, 4.500%, 5/01/41 - FGIC Insured (UB)

       3,950   Morehouse Parish, Louisiana, Pollution Control Revenue Bonds,            No Opt. Call           BBB        4,278,048
                 International Paper Company, Series 2002A, 5.700%, 4/01/14

       1,375   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB        1,468,431
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      16,355   Total Louisiana                                                                                           16,680,857
------------------------------------------------------------------------------------------------------------------------------------

               MAINE - 1.6% (1.0% OF TOTAL INVESTMENTS)

       4,905   Maine State Housing Authority, Single Family Mortgage Purchase         5/13 at 100.00           AA+        4,986,668
                 Bonds, Series 2004A-2, 5.000%, 11/15/21 (Alternative Minimum
                 Tax)
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 1.2% (0.7% OF TOTAL INVESTMENTS)

       2,000   Maryland Health and Higher Educational Facilities Authority,           8/14 at 100.00            A3        2,112,700
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

       1,550   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00           AAA        1,591,075
                 Revenue Bonds, Western Maryland Health, Series 2006A, 4.750%,
                 7/01/36 - MBIA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       3,550   Total Maryland                                                                                             3,703,775
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 2.1% (1.2% OF TOTAL INVESTMENTS)

       1,000   Massachusetts Development Finance Authority, Revenue Bonds,           10/14 at 100.00           BBB        1,077,120
                 Hampshire College, Series 2004, 5.625%, 10/01/24

       1,900   Massachusetts, General Obligation Bonds, Series 2003D, 5.250%,        10/13 at 100.00        AA (4)        2,059,505
                 10/01/20 (Pre-refunded 10/01/13)

       3,000   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,         1/14 at 100.00           AAA        3,260,430
                 Series 2004, 5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,900   Total Massachusetts                                                                                        6,397,055
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 3.6% (2.2% OF TOTAL INVESTMENTS)

$      2,925   Detroit, Michigan, General Obligation Bonds, Series 2003A,             4/13 at 100.00           AAA    $   3,120,683
                 5.250%, 4/01/17 - XLCA Insured

       4,600   Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second         7/16 at 100.00           AAA        4,623,644
                 Lien, Series 2006B, 4.625%, 7/01/34 - FGIC Insured

         170   Monroe County Hospital Finance Authority, Michigan, Mercy              6/16 at 100.00          BBB-          179,814
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35

       3,025   Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit      12/12 at 100.00           AAA        3,250,847
                 Metropolitan Airport, Series 2002C, 5.375%, 12/01/19 - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,720   Total Michigan                                                                                            11,174,988
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 4.9% (2.9% OF TOTAL INVESTMENTS)

       4,350   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete           7/14 at 100.00            A-        4,464,275
                 Inc., Series 2004, 4.950%, 7/01/22

       1,000   Duluth Economic Development Authority, Minnesota, Healthcare           2/14 at 100.00            A-        1,041,920
                 Facilities Revenue Bonds, Benedictine Health System -
                 St. Mary's Duluth Clinic, Series  2004, 5.250%, 2/15/21

       2,290   Minneapolis-St. Paul Housing and Redevelopment Authority,             12/13 at 100.00          Baa1        2,492,642
                 Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003,
                 6.000%, 12/01/20

               Minnesota Higher Education Facilities Authority, Revenue Bonds,
               University of St. Thomas, Series 2004-5Y:
         530     5.250%, 10/01/19                                                    10/14 at 100.00            A2          567,164
       1,500     5.250%, 10/01/34                                                    10/14 at 100.00            A2        1,593,075

         665   Minnesota Higher Education Facilities Authority, Revenue Bonds,        4/16 at 100.00            A2          703,457
                 University of St. Thomas, Series 2006-6I, 5.000%, 4/01/23

       1,000   Minnesota Municipal Power Agency, Electric Revenue Bonds, Series      10/14 at 100.00            A3        1,066,830
                 2004A, 5.250%, 10/01/19

       3,000   St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office       12/13 at 100.00           AA+        3,250,350
                 Building at Cedar Street, Series 2003, 5.250%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
      14,335   Total Minnesota                                                                                           15,179,713
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.5% (0.3% OF TOTAL INVESTMENTS)

       1,525   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00           N/R        1,574,990
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                 9/01/24
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 1.0% (0.6% OF TOTAL INVESTMENTS)

         100   Hannibal Industrial Development Authority, Missouri, Health            3/16 at 100.00          BBB+          102,835
                 Facilities Revenue Bonds, Hannibal Regional Hospital, Series
                 2006, 5.000%, 3/01/22

       2,880   Joplin Industrial Development Authority, Missouri, Health              2/15 at 102.00          BBB+        3,090,499
                 Facilities Revenue Bonds, Freeman Health System, Series 2004,
                 5.500%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------
       2,980   Total Missouri                                                                                             3,193,334
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 2.9% (1.7% OF TOTAL INVESTMENTS)

       1,580   Douglas County Hospital Authority 2, Nebraska, Health Facilities         No Opt. Call            A1        1,670,218
                 Revenue Bonds, Nebraska Medical Center, Series 2003, 5.000%,
                 11/15/16

       2,055   Grand Island, Nebraska, Electric System Revenue Bonds, Series          7/07 at 100.00           AAA        2,179,492
                 1977, 6.100%, 9/01/12 (ETM)

       2,350   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan           No Opt. Call           AAA        2,520,540
                 Program, Series 1993A-5B, 6.250%, 6/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

       2,300   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA        2,428,340
                 Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%,
                 2/01/49 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       8,285   Total Nebraska                                                                                             8,798,590
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 1.8% (1.0% OF TOTAL INVESTMENTS)

$      5,000   New Hampshire Housing Finance Authority, FHLMC Multifamily             7/10 at 101.00           Aaa    $   5,222,200
                 Housing Remarketed Revenue Bonds, Countryside LP, Series 1994,
                 6.100%, 7/01/24 (Alternative Minimum Tax)

         190   New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown              No Opt. Call           N/R          195,554
                 Northwood Academy, Series 1994, 7.250%, 5/01/09
------------------------------------------------------------------------------------------------------------------------------------
       5,190   Total New Hampshire                                                                                        5,417,754
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 6.7% (4.0% OF TOTAL INVESTMENTS)

       1,000   New Jersey Economic Development Authority, School Facilities           9/15 at 100.00           AA-        1,083,020
                 Construction Bonds, Series 2005P, 5.250%, 9/01/24

               New Jersey Transportation Trust Fund Authority, Transportation
               System Bonds, Series 2006C:
      25,000     0.000%, 12/15/35 - AMBAC Insured (UB)                                  No Opt. Call           AAA        7,092,500
      10,000     0.000%, 12/15/36 - AMBAC Insured (UB)                                  No Opt. Call           AAA        2,707,000

       3,000   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00           AAA        3,294,270
                 System Bonds, Series 2003C, 5.500%, 6/15/24 (Pre-refunded
                 6/15/13)

       2,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        2,203,360
                 System Bonds, Series 2005C, 5.250%, 6/15/15 - MBIA Insured (ETM)

       1,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00           AAA        1,594,275
                 5.000%, 1/01/19 - FGIC Insured

       2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,            1/15 at 100.00           AAA        2,649,175
                 5.000%, 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      45,000   Total New Jersey                                                                                          20,623,600
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 25.1% (14.8% OF TOTAL INVESTMENTS)

      10,000   Dormitory Authority of the State of New York, Revenue Bonds,           5/10 at 101.00           AAA       10,627,898
                 State University Educational Facilities Revenue Bonds, 1999
                 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
                 5/15/10) - FSA Insured

       1,500   Dormitory Authority of the State of New York, State and Local          7/14 at 100.00           AA-        1,612,875
                 Appropriation Lease Bonds, Upstate Community Colleges, Series
                 2004B, 5.250%, 7/01/19

               Dormitory Authority of the State of New York, State Personal
               Income Tax Revenue Bonds, Education, Series 2006C:
       1,765     5.000%, 12/15/31 (UB)                                               12/16 at 100.00           AAA        1,882,249
       7,440     5.000%, 12/15/35 (UB)                                               12/16 at 100.00           AAA        7,916,011

          10   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00           AAA            9,588
                 Bonds, Driver Trust 1649, 2006, 5.313%, 2/15/47 - MBIA Insured
                 (IF)

       2,180   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00           AAA        2,150,025
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       7,500   Long Island Power Authority, New York, Electric System General         6/16 at 100.00           AAA        7,992,825
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - XLCA Insured
                 (UB)

       3,200   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00             A        3,366,848
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

       5,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA        5,339,750
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/21 -
                 FGIC Insured

       4,000   New York City Municipal Water Finance Authority, New York, Water      12/14 at 100.00           AAA        4,248,320
                 and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%,
                 6/15/23 - AMBAC Insured

       4,265   New York City, New York, General Obligation Bonds, Fiscal Series      10/13 at 100.00           AA-        4,554,466
                 2003D, 5.250%, 10/15/22

       1,200   New York City, New York, General Obligation Bonds, Fiscal Series       8/14 at 100.00           AA-        1,296,840
                 2004B, 5.250%, 8/01/15

       4,000   New York City, New York, General Obligation Bonds, Fiscal Series       8/14 at 100.00           AA-        4,298,880
                 2004C, 5.250%, 8/15/20

       3,650   New York Convention Center Development Corporation, Hotel Unit        11/15 at 100.00           AAA        3,832,573
                 Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 - AMBAC
                 Insured (UB)

         565   New York State Medical Care Facilities Finance Agency,                 8/07 at 100.00           AAA          568,791
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing Home
                 Projects, Series 1992B, 6.200%, 8/15/22

       3,250   New York State Municipal Bond Bank Agency, Special School              6/13 at 100.00            A+        3,456,603
                 Purpose Revenue Bonds, Series 2003C, 5.250%, 6/01/22


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

               New York State Thruway Authority, General Revenue Bonds, Series
               2005G:
$      6,460     5.000%, 1/01/25 - FSA Insured (UB)                                   7/15 at 100.00           AAA    $   6,871,308
       2,580     5.000%, 1/01/26 - FSA Insured (UB)                                   7/15 at 100.00           AAA        2,742,437

       1,850   New York State Urban Development Corporation, Service Contract         3/15 at 100.00           AAA        1,965,477
                 Revenue Bonds, Series 2005B, 5.000%, 3/15/24 - FSA Insured

       1,000   New York State Urban Development Corporation, Subordinate Lien         7/14 at 100.00             A        1,062,740
                 Corporate Purpose Bonds, Series 2004A, 5.125%, 1/01/22

       1,000   Rensselaer County Industrial Development Agency, New York, Civic       3/16 at 100.00             A        1,059,630
                 Facility Revenue Bonds, Rensselaer Polytechnic Institute, Series
                 2006, 5.000%, 3/01/26
------------------------------------------------------------------------------------------------------------------------------------
      72,415   Total New York                                                                                            76,856,134
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 4.0% (2.4% OF TOTAL INVESTMENTS)

      10,300   North Carolina Eastern Municipal Power Agency, Power System              No Opt. Call           AAA       12,345,887
                 Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 - CAPMAC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 2.1% (1.2% OF TOTAL INVESTMENTS)

       2,000   Granville Exempt Village School District, Ohio, General               12/11 at 100.00       Aa2 (4)        2,119,500
                 Obligation Bonds, Series 2001, 5.000%, 12/01/24 (Pre-refunded
                 12/01/11)

       4,000   Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series          No Opt. Call          BBB+        3,921,200
                 2004, 4.250%, 4/01/33 (Mandatory put 4/01/14) (Alternative
                 Minimum Tax)

         250   Port of Greater Cincinnati Development Authority, Ohio, Economic      10/16 at 100.00           N/R          257,275
                 Development Revenue Bonds, Sisters of Mercy of the Americas,
                 Series 2006, 5.000%, 10/01/25
------------------------------------------------------------------------------------------------------------------------------------
       6,250   Total Ohio                                                                                                 6,297,975
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

               Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
               Bonds, Series 2005:
         500     5.375%, 9/01/29                                                      9/16 at 100.00          BBB-          527,750
         450     5.375%, 9/01/36                                                      9/16 at 100.00          BBB-          472,712
------------------------------------------------------------------------------------------------------------------------------------
         950   Total Oklahoma                                                                                             1,000,462
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 1.3% (0.8% OF TOTAL INVESTMENTS)

               Oregon, General Obligation Bonds, State Board of Higher
               Education, Series 2004A:
       1,795     5.000%, 8/01/21                                                      8/14 at 100.00           AA-        1,910,419
       1,990     5.000%, 8/01/23                                                      8/14 at 100.00           AA-        2,108,306
------------------------------------------------------------------------------------------------------------------------------------
       3,785   Total Oregon                                                                                               4,018,725
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 1.5% (0.9% OF TOTAL INVESTMENTS)

       3,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/15 at 100.00           AAA        3,201,480
                 Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       1,455   Falls Township Hospital Authority, Pennsylvania, FHA-Insured           8/07 at 100.00           AAA        1,463,963
                 Revenue Refunding Bonds, Delaware Valley Medical Center, Series
                 1992, 7.000%, 8/01/22
------------------------------------------------------------------------------------------------------------------------------------
       4,455   Total Pennsylvania                                                                                         4,665,443
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 2.7% (1.6% OF TOTAL INVESTMENTS)

       7,655   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB        8,159,694
                 Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 7.8% (4.6% OF TOTAL INVESTMENTS)

       2,500   Berkeley County School District, South Carolina, Installment          12/13 at 100.00            A-        2,631,950
                 Purchase Revenue Bonds, Securing Assets for Education, Series
                 2003, 5.250%, 12/01/24

       4,405   Dorchester County School District 2, South Carolina, Installment      12/14 at 100.00             A        4,682,075
                 Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/23



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA (continued)

$      3,340   Greenville County School District, South Carolina, Installment        12/13 at 100.00           AA-    $   3,556,833
                 Purchase Revenue Bonds, Series 2003, 5.250%, 12/01/19

       3,620   Greenville, South Carolina, Hospital Facilities Revenue Refunding      5/13 at 100.00           AAA        3,848,458
                 Bonds, Series 2003A, 5.250%, 5/01/21 - AMBAC Insured

       1,500   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00           A-         1,588,710
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30

               South Carolina JOBS Economic Development Authority, Hospital
               Refunding and Improvement Revenue Bonds, Palmetto Health
               Alliance, Series 2003C:
       4,895     6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00      BBB+ (4)        5,588,817
         605     6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00      BBB+ (4)          689,131

       1,145   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB        1,217,799
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%,
                 5/15/22
------------------------------------------------------------------------------------------------------------------------------------
       22,010  Total South Carolina                                                                                      23,803,773
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH DAKOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       1,750   South Dakota Health and Educational Facilities Authority, Revenue     11/14 at 100.00           AA-        1,888,110
                 Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.2% (0.7% OF TOTAL INVESTMENTS)

       2,060   Johnson City Health and Educational Facilities Board, Tennessee,       7/23 at 100.00           AAA        2,119,266
                 Hospital Revenue Refunding and Improvement Bonds, Johnson City
                 Medical Center, Series 1998C, 5.125%, 7/01/25
                 (Pre-refunded 7/01/23) - MBIA Insured

       1,600   Johnson City Health and Educational Facilities Board, Tennessee,       7/16 at 100.00          BBB+        1,704,784
                 Revenue Bonds, Mountain States Health Alliance, Series 2006A,
                 5.500%, 7/01/36
------------------------------------------------------------------------------------------------------------------------------------
       3,660   Total Tennessee                                                                                            3,824,050
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 5.6% (3.3% OF TOTAL INVESTMENTS)

       1,075   Brazos River Authority, Texas, Pollution Control Revenue Bonds,       10/13 at 101.00          Baa2        1,170,729
                 TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38
                 (Alternative Minimum Tax)

       3,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00           AAA        3,237,660
                 Series 2004A, 5.250%, 5/15/25 - MBIA Insured

               Kerrville Health Facilities Development Corporation, Texas,
               Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
               2005:
         400     5.250%, 8/15/21                                                        No Opt. Call          BBB-          416,984
         500     5.125%, 8/15/26                                                        No Opt. Call          BBB-          514,580

       2,265   Lower Colorado River Authority, Texas, Contract Revenue Refunding      5/13 at 100.00           AAA        2,411,840
                 Bonds, Transmission Services Corporation, Series 2003C, 5.250%,
                 5/15/25 - AMBAC Insured

         290   Mansfield Independent School District, Tarrant County, Texas,          2/11 at 100.00           AAA          304,610
                 General Obligation Bonds, Series 2001, 5.375%, 2/15/26

       1,710   Mansfield Independent School District, Tarrant County, Texas,          2/11 at 100.00           Aaa        1,810,052
                 General Obligation Bonds, Series 2001, 5.375%, 2/15/26
                 (Pre-refunded 2/15/11)

       1,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,       11/15 at 100.00          Baa2        1,016,140
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

               Texas Tech University, Financing System Revenue Bonds, 9th Series
               2003:
       3,525     5.250%, 2/15/18 - AMBAC Insured                                      8/13 at 100.00           AAA        3,797,201
       2,250     5.250%, 2/15/19 - AMBAC Insured                                      8/13 at 100.00           AAA        2,423,745

          20   Victoria Housing Finance Corporation, Texas, FNMA Single Family          No Opt. Call           Aaa           20,724
                 Mortgage Revenue Refunding Bonds, Series 1995, 8.125%, 1/01/11
------------------------------------------------------------------------------------------------------------------------------------
      16,035   Total Texas                                                                                               17,124,265
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 0.3% (0.1% OF TOTAL INVESTMENTS)

$        545   Utah Housing Corporation, Single Family Mortgage Bonds, Series         7/11 at 100.00           Aaa    $     558,293
                 2001D, 5.500%, 1/01/21 (Alternative Minimum Tax)

          25   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/07 at 102.00            AA           25,523
                 1996C, 6.450%, 7/01/14 (Alternative Minimum Tax)

         180   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/07 at 101.50            AA          182,497
                 1997F, 5.750%, 7/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         750   Total Utah                                                                                                   766,313
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 8.6% (5.1% OF TOTAL INVESTMENTS)

       2,500   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        2,729,775
                 Columbia Generating Station - Nuclear Project 2, Series 2002C,
                 5.750%, 7/01/17 - MBIA Insured

       7,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/13 at 100.00           Aaa        7,602,490
                 Nuclear Project 1, Series2003A, 5.500%, 7/01/16

       6,160   King County Public Hospital District 2, Washington, Limited Tax        6/11 at 101.00           AAA        6,474,776
                 General Obligation Bonds,Evergreen Hospital Medical Center,
                 Series 2001A, 5.250%, 12/01/24 - AMBAC Insured

       1,000   Skagit County Public Hospital District 1, Washington, Revenue            No Opt. Call          Baa2        1,080,790
                 Bonds, Skagit Valley Hospital,Series 2003, 6.000%, 12/01/23

       8,045   Washington, General Obligation Refunding Bonds, Series 1992A and         No Opt. Call           Aa1        8,459,961
                 1992AT-6, 6.250%, 2/01/11
------------------------------------------------------------------------------------------------------------------------------------
      24,705   Total Washington                                                                                          26,347,792
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 1.8% (1.1% OF TOTAL INVESTMENTS)

       2,000   West Virginia Water Development Authority, Infrastructure Revenue     10/13 at 101.00           AAA        2,217,960
                 Bonds, Series 2003A, 5.500%,10/01/23 (Pre-refunded 10/01/13) -
                 AMBAC Insured

       3,150   West Virginia Water Development Authority, Loan Program II            11/13 at 101.00           AAA        3,405,371
                 Revenue Bonds, Series 2003B,5.250%, 11/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,150   Total West Virginia                                                                                        5,623,331
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 5.8% (3.4% OF TOTAL INVESTMENTS)

       5,670   Wisconsin Health and Educational Facilities Authority, Revenue         7/11 at 100.00            A-        6,018,422
                 Bonds, Agnesian HealthcareInc., Series 2001, 6.000%, 7/01/30

         160   Wisconsin Health and Educational Facilities Authority, Revenue         5/16 at 100.00           BBB          162,962
                 Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32

       1,000   Wisconsin Health and Educational Facilities Authority, Revenue         5/14 at 100.00          BBB+       1,054,210
                 Bonds, Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18

         205   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00           AA-          217,858
                 Bonds, Froedtert and CommunityHealth Obligated Group, Series
                 2001, 5.375%, 10/01/30

       2,145   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00       N/R (4)        2,301,606
                 Bonds, Froedtert and Community Health Obligated Group, Series
                 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)

       5,000   Wisconsin Health and Educational Facilities Authority, Revenue         2/10 at 101.00            AA        5,331,250
                 Bonds, Marshfield Clinic,Series 1999, 6.250%, 2/15/18 - RAAI
                 Insured

       2,500   Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%,       5/16 at 100.00           AAA        2,597,450
                 5/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      16,680   Total Wisconsin                                                                                           17,683,758
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

$      1,350   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds,       12/15 at 100.00          BBB-    $   1,434,480
                 FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$    540,878   Total Investments (cost $489,422,156) - 168.8%                                                           517,643,881
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (17.4)%                                                                      (53,364,500)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.4%                                                                       7,444,144
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (53.8)%                                                        (165,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 306,723,525
               =====================================================================================================================


               FORWARD SWAPS OUTSTANDING AT APRIL 30, 2007:


                                                       FUND                                         FIXED RATE
                                   NOTIONAL     PAY/RECEIVE       FLOATING RATE     FIXED RATE         PAYMENT    EFFECTIVE
               COUNTERPARTY          AMOUNT   FLOATING RATE               INDEX   (ANNUALIZED)       FREQUENCY     DATE (5)
               ------------------------------------------------------------------------------------------------------------
               Morgan Stanley   $28,000,000         Receive                SIFM          3.690%      Quarterly     11/06/07
               Morgan Stanley    14,000,000         Receive   3-Month USD-LIBOR          5.262   Semi-Annually     11/15/07
               Morgan Stanley    19,500,000         Receive   3-Month USD-LIBOR          5.470   Semi-Annually      8/22/07
               ------------------------------------------------------------------------------------------------------------

               ============================================================================================================

                                                   UNREALIZED
                                  TERMINATION    APPRECIATION
               COUNTERPARTY              DATE   (DEPRECIATION)
               -----------------------------------------------
               Morgan Stanley        11/06/17   $     (21,914)
               Morgan Stanley        11/15/34         225,264
               Morgan Stanley         8/22/24        (305,049)
               -----------------------------------------------
                                                $    (101,699)
               ===============================================


               USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

               SIFM - The daily arithmetic average of the weekly SIFM
               (the Securities Industry and Financial Markets) Municipal Swap Index.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

  N/R   Not rated.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               Nuveen Municipal High Income Opportunity Fund (NMZ)

               Portfolio of
                       INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NATIONAL - 2.0% (1.4% OF TOTAL INVESTMENTS)

               Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$      5,000     6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum        4/19 at 100.00            A3    $   5,566,750
                 Tax)
       1,000     5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum        4/15 at 100.00            A3        1,076,610
                 Tax)

       1,000   GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39              No Opt. Call          Baa1        1,061,760
                 (Mandatory put 10/31/19) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,000   Total National                                                                                             7,705,120
------------------------------------------------------------------------------------------------------------------------------------

               ALABAMA - 2.3% (1.5% OF TOTAL INVESTMENTS)

       6,200   Baldwin County Eastern Shore Healthcare Authority, Alabama,            4/08 at 102.00       N/R (4)        6,415,450
                 Hospital Revenue Bonds, Thomas Hospital, Series 1998, 5.750%,
                 4/01/27 (Pre-refunded 4/01/08)

       2,000   Bessemer, Alabama, General Obligation Warrants, Series 2007,           2/17 at 102.00           N/R        2,003,820
                 6.500%, 2/01/37
------------------------------------------------------------------------------------------------------------------------------------
       8,200   Total Alabama                                                                                              8,419,270
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 5.3% (3.7% OF TOTAL INVESTMENTS)

         538   Estrella Mountain Ranch Community Facilities District, Goodyear,       7/10 at 102.00           N/R          592,795
                 7/01/25
                 7/01/25

       2,000   Maricopa County Industrial Development Authority, Arizona,            11/07 at 103.00           N/R        1,992,480
                 Multifamily Housing Revenue Bonds, Privado Park Apartments
                 Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
                 (Alternative Minimum Tax)

       6,720   Maricopa County Industrial Development Authority, Arizona,             1/11 at 103.00            BB        7,012,186
                 Senior Living Facility Revenue Bonds, Christian Care Mesa II
                 Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)

               Phoenix Industrial Development Authority, Arizona, Educational
               Revenue Bonds, Keystone Montessori School, Series 2004A:
         315     6.375%, 11/01/13                                                    11/11 at 103.00           N/R          325,124
         790     7.250%, 11/01/23                                                    11/11 at 103.00           N/R          855,278
       1,715     7.500%, 11/01/33                                                    11/11 at 103.00           N/R        1,856,402

       1,000   Pima County Industrial Development Authority, Arizona, Charter         7/16 at 100.00           N/R        1,014,490
                 School Revenue Bonds, Franklin Phonetic Charter School, Series
                 2006, 5.750%, 7/01/36

       1,645   Pima County Industrial Development Authority, Arizona, Charter         7/14 at 100.00           N/R        1,798,380
                 School Revenue Bonds, Heritage Elementary School, Series 2004,
                 7.500%, 7/01/34

         550   Pima County Industrial Development Authority, Arizona, Charter        12/14 at 100.00          BBB-          580,767
                 School Revenue Bonds, Noah Webster Basic Schools Inc., Series
                 2004, 6.125%, 12/15/34

         500   Pima County Industrial Development Authority, Arizona, Charter           No Opt. Call           AAA          578,085
                 School Revenue Bonds, Pointe Educational Services Charter
                 School, Series 2004, 6.250%, 7/01/14 (ETM)

       1,000   Pima County Industrial Development Authority, Arizona, Charter         7/14 at 100.00       N/R (4)        1,182,440
                 School Revenue Bonds, Pointe Educational Services Charter
                 School, Series 2004, 7.125%, 7/01/24 (Pre-refunded 7/01/14)

       1,150   Pinal County Industrial Development Authority, Arizona,               10/12 at 100.00             A        1,199,450
                 Correctional Facilities Contract Revenue Bonds, Florence West
                 Prison LLC, Series 2002A, 5.250%, 10/01/22 - ACA Insured

       1,000   Tucson Industrial Development Authority, Arizona, Charter School       9/14 at 100.00          BBB-        1,045,840
                 Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                 School, Series 2004A, 5.850%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
      18,923   Total Arizona                                                                                             20,033,717
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 16.7% (11.5% OF TOTAL INVESTMENTS)

       8,000   Alameda Public Finance Authority, California, Revenue Bond               No Opt. Call           N/R        8,044,880
                 Anticipation Notes, Alameda Power and Telecom, Series 2004,
                 7.000%, 6/01/09

         940   California Health Facilities Financing Authority, Hospital             5/07 at 100.00            BB          940,291
                 Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%,
                 5/15/15



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

               California State Public Works Board, Lease Revenue Bonds,
               Department of General Services, Series 2003D:
$      1,090     5.000%, 6/01/21                                                     12/13 at 100.00             A    $   1,141,917
       1,170     5.100%, 6/01/23                                                     12/13 at 100.00             A        1,230,068

       3,000   California State Public Works Board, Lease Revenue Bonds,              6/14 at 100.00             A        3,135,390
                 Department of Mental Health, Coalinga State Hospital, Series
                 2004A, 5.000%, 6/01/25

       2,925   California Statewide Community Development Authority, Revenue          3/14 at 102.00           N/R        3,113,897
                 Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34

       1,005   California Statewide Community Development Authority, Subordinate      1/14 at 100.00           N/R        1,086,998
                 Lien Multifamily Housing Revenue Bonds, Corona Park Apartments,
                 Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)

       3,360   California, General Obligation Bonds, Series 2003, 5.000%,            11/13 at 100.00            A+        3,549,739
                 11/01/21

       4,975   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        5,473,943
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                 5.625%, 6/01/33 (Pre-refunded 6/01/13)

       5,500   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        6,385,335
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%,
                 6/01/39 (Pre-refunded 6/01/13)

       1,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        1,221,660
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2,
                 7.900%, 6/01/42 (Pre-refunded 6/01/13)

               Huntington Beach, California, Special Tax Bonds, Community
               Facilities District 2003-1, Huntington Center, Series 2004:
         500     5.800%, 9/01/23                                                      9/14 at 100.00           N/R          516,365
       1,000     5.850%, 9/01/33                                                      9/14 at 100.00           N/R        1,032,590

       2,500   Independent Cities Lease Finance Authority, California, Revenue        5/14 at 100.00           N/R        2,776,250
                 Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%,
                 5/15/44

       1,015   Independent Cities Lease Finance Authority, California,                5/14 at 100.00           N/R        1,083,624
                 Subordinate Lien Revenue Bonds, El Granada Mobile Home Park,
                 Series 2004B, 6.500%, 5/15/44

       1,200   Lake Elsinore, California, Special Tax Bonds, Community                9/13 at 102.00           N/R        1,289,916
                 Facilities District 2003-2 Improvement Area A, Canyon Hills,
                 Series 2004A, 5.950%, 9/01/34

       3,400   Lee Lake Water District, Riverside County, California, Special         9/13 at 102.00           N/R        3,654,762
                 Tax Bonds, Community Facilities District 3, Series 2004, 5.950%,
                 9/01/34

         300   Los Angeles Regional Airports Improvement Corporation, California,    12/12 at 102.00             B          340,617
                 Sublease Revenue Bonds, Los Angeles International Airport,
                 American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%,
                 12/01/24 (Alternative Minimum Tax)

       2,950   Los Angeles Regional Airports Improvement Corporation, California,    12/12 at 102.00             B        3,349,401
                 Sublease Revenue Bonds, Los Angeles International Airport,
                 American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

               Moreno Valley Unified School District, Riverside County,
               California, Special Tax Bonds, Community Facilities District,
                 Series 2004:
         800     5.550%, 9/01/29                                                      9/14 at 100.00           N/R          817,696
       1,250     5.650%, 9/01/34                                                      9/14 at 100.00           N/R        1,277,750

         995   Oceanside, California, Special Tax Revenue Bonds, Community            3/14 at 100.00           N/R        1,046,800
                 Facilities District - Morro Hills, Series 2004, 5.750%, 9/01/28

               Orange County, California, Special Tax Bonds, Community Facilities
               District 03-1 of Ladera Ranch, Series 2004A:
         500     5.500%, 8/15/23                                                      8/12 at 101.00           N/R          531,965
       1,625     5.600%, 8/15/28                                                      8/12 at 101.00           N/R        1,732,364
       1,000     5.625%, 8/15/34                                                      8/12 at 101.00           N/R        1,065,380

       2,250   San Diego County, California, Certificates of Participation, San       9/12 at 100.00          BBB-        2,335,545
                 Diego-Imperial Counties Developmental Services Foundation
                 Project, Series 2002, 5.500%, 9/01/27

       3,895   West Patterson Financing Authority, California, Special Tax Bonds,     9/13 at 103.00           N/R        4,251,315
                 Community Facilities District 2001-1, Series 2004A, 6.125%,
                 9/01/39
------------------------------------------------------------------------------------------------------------------------------------
      58,145   Total California                                                                                          62,426,458
------------------------------------------------------------------------------------------------------------------------------------


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 8.7% (6.0% OF TOTAL INVESTMENTS)

$        925   Bradburn Metropolitan District 3, Colorado, General Obligation        12/13 at 101.00           N/R    $   1,032,198
                 Bonds, Series 2003, 7.500%, 12/01/33

       5,594   Buffalo Ridge Metropolitan District, Colorado, Limited Obligation     12/13 at 101.00           N/R        6,242,289
                 Assessment Bonds, Series 2003, 7.500%, 12/01/33

         400   Colorado Educational and Cultural Facilities Authority, Charter       12/10 at 101.00       BBB (4)          445,040
                 School Revenue Bonds, Academy Charter School - Douglas County
                 School District Re. 1, Series 2000, 6.875%, 12/15/20
                 (Pre-refunded 12/15/10)

         650   Colorado Educational and Cultural Facilities Authority, Charter        9/11 at 100.00       Ba1 (4)          731,341
                 School Revenue Bonds, Bromley East Charter School, Series 2000A,
                 7.250%, 9/15/30 (Pre-refunded 9/15/11)

         905   Colorado Educational and Cultural Facilities Authority, Charter        7/08 at 100.00       N/R (4)          929,679
                 School Revenue Bonds, Compass Montessori Elementary Charter
                 School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)

       3,500   Colorado Educational and Cultural Facilities Authority, Charter        5/14 at 101.00           N/R        3,755,885
                 School Revenue Bonds, Denver Arts and Technology Academy, Series
                 2003, 8.000%, 5/01/34

               Colorado Educational and Cultural Facilities Authority, Charter
               School Revenue Bonds, Excel Academy Charter School, Series 2003:
         485     7.300%, 12/01/23 (Pre-refunded 12/01/11)                            12/11 at 100.00           AAA          557,454
         875     7.500%, 12/01/33 (Pre-refunded 12/01/11)                            12/11 at 100.00           AAA        1,013,031

       1,784   Colorado Educational and Cultural Facilities Authority, Charter        2/10 at 100.00           AAA        1,971,802
                 School Revenue Bonds, Jefferson County School District R-1 -
                 Compass Montessori Secondary School, Series 2002, 8.000%,
                 2/15/32 (Pre-refunded 2/15/10)

       1,000   Colorado Educational and Cultural Facilities Authority, Charter        2/16 at 101.00           N/R        1,001,110
                 School Revenue Bonds, Jefferson County School District R-1 -
                 Compass Montessori Secondary School, Series 2006, 5.625%,
                 2/15/36

       1,450   Colorado Educational and Cultural Facilities Authority, Charter        6/11 at 100.00       Ba1 (4)        1,603,512
                 School Revenue Bonds, Weld County School District 6 - Frontier
                 Academy, Series 2001, 7.250%, 6/01/20 (Pre-refunded 6/01/11)

       1,500   Colorado Educational and Cultural Facilities Authority,                6/14 at 100.00           N/R        1,348,395
                 Independent School Improvement Revenue Bonds, Heritage Christian
                 School of Northern Colorado, Series 2004A, 7.500%, 6/01/34

         900   Colorado Housing and Finance Authority, Multifamily Project Bonds,    10/12 at 100.00            AA          928,530
                 Class II Series 2002C-6, 5.300%, 10/01/42

       4,300   Denver Health and Hospitals Authority, Colorado, Revenue Bonds,       12/14 at 100.00           BBB        4,809,636
                 Series 2004A, 6.250%, 12/01/33

       1,000   Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan        7/08 at 102.00           AAA        1,023,780
                 Revenue Bonds, Garden Court Community Project, Series 1998,
                 5.400%, 7/01/39

       1,250   Mesa County, Colorado, Residential Care Facilities Mortgage           12/11 at 101.00            AA        1,311,850
                 Revenue Bonds, Hilltop Community Resources Inc. Obligated Group,
                 Series 2001A, 5.250%, 12/01/21 - RAAI Insured

       1,995   Park Creek Metropolitan District, Colorado, Limited Tax Obligation    12/13 at 100.00           N/R        2,249,363
                 Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put
                 12/01/13)

               Tallyn's Reach Metropolitan District 2, Aurora, Colorado, Limited
               Tax General Obligation Bonds, Series 2004:
         250     6.000%, 12/01/18                                                    12/13 at 100.00           N/R          268,143
         315     6.375%, 12/01/23                                                    12/13 at 100.00           N/R          342,068

               Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited
               Tax General Obligation Bonds, Series 2004:
         500     6.625%, 12/01/23                                                    12/13 at 100.00           N/R          549,945
         500     6.750%, 12/01/33                                                    12/13 at 100.00           N/R          549,295
------------------------------------------------------------------------------------------------------------------------------------
      30,078   Total Colorado                                                                                            32,664,346
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.5% (0.4% OF TOTAL INVESTMENTS)

       1,025   Eastern Connecticut Resource Recovery Authority, Solid Waste           7/07 at 100.00           BBB        1,025,646
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/20 (Alternative Minimum Tax)

       1,000   Mashantucket Western Pequot Tribe, Connecticut, Subordinate            9/16 at 100.00          Baa3        1,057,890
                 Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36
------------------------------------------------------------------------------------------------------------------------------------
       2,025   Total Connecticut                                                                                          2,083,536
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 8.1% (5.6% OF TOTAL INVESTMENTS)

$      4,320   Bartram Springs Community Development District, Duval County,          5/13 at 102.00       N/R (4)    $   4,908,686
                 Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34
                 (Pre-refunded 5/01/13)

         700   Broward County, Florida, Airport Facility Revenue Bonds, Learjet      11/14 at 101.00          BBB-          823,242
                 Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)

       1,160   Century Gardens Community Development District, Miami-Dade County,     5/14 at 101.00           N/R        1,223,858
                 Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%,
                 5/01/34

               Islands at Doral Northeast Community Development District,
               Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
         455     6.125%, 5/01/24                                                      5/14 at 101.00           N/R          496,455
         450     6.250%, 5/01/34                                                      5/14 at 101.00           N/R          494,321

       6,880   Lee County Industrial Development Authority, Florida, Multifamily        No Opt. Call          Caa3        6,856,264
                 Housing Revenue Bonds, Legacy at Lehigh Project, Senior Series
                 2003A, 6.000%, 12/01/43 (5)

         620   Lexington Community Development District, Florida, Special             5/14 at 101.00           N/R          663,090
                 Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

       3,885   MMA Financial CDD Junior Securitization Trust, Florida,               11/07 at 100.00           N/R        3,902,736
                 Pass-Through Certificates, Class A, Series 2003I, 8.000%,
                 11/01/13

       3,860   Palm Beach County Housing Finance Authority, Florida, Multifamily      7/09 at 103.00           N/R        4,013,242
                 Housing Revenue Bonds, Lake Delray Apartments, Series 1999A,
                 6.400%, 1/01/31 (Alternative Minimum Tax)

       1,700   South-Dade Venture Community Development District, Florida,            5/14 at 101.00           N/R        1,818,150
                 Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

               Stonegate Community Development District, Florida, Special
               Assessment Revenue Bonds, Series 2004:
         470     6.000%, 5/01/24                                                      5/14 at 101.00           N/R          512,286
         500     6.125%, 5/01/34                                                      5/14 at 101.00           N/R          545,555

               Westchester Community Development District 1, Florida, Special
               Assessment Bonds, Series 2003:
         140     6.000%, 5/01/23                                                      5/13 at 101.00           N/R          147,890
       3,745     6.125%, 5/01/35                                                      5/13 at 101.00           N/R        3,965,281
------------------------------------------------------------------------------------------------------------------------------------
      28,885   Total Florida                                                                                             30,371,056
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

         500   Effingham County Development Authority, Georgia, Solid Waste           7/08 at 102.00            B1          505,065
                 Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%,
                 7/01/18 (Alternative Minimum Tax) (6)

         900   Fulton County Residential Care Facilities Authority, Georgia,          2/09 at 100.00           N/R          952,488
                 Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34

       1,935   Fulton County Residential Care Facilities Authority, Georgia,         12/13 at 102.00           N/R        2,185,757
                 Revenue Bonds, St. Anne's Terrace, Series 2003, 7.625%, 12/01/33
------------------------------------------------------------------------------------------------------------------------------------
       3,335   Total Georgia                                                                                              3,643,310
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,000   Hawaii State Department of Budget and Finance, Private School          2/17 at 100.00           N/R        1,005,560
                 Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 7.1% (4.9% OF TOTAL INVESTMENTS)

       2,000   Chicago, Illinois, Certificates of Participation Tax Increment        12/08 at 100.00           N/R        2,062,660
                 Revenue Notes, Chicago/Kingsbury Redevelopment Project, Series
                 2004A, 6.570%, 2/15/13

       1,000   Chicago, Illinois, Certificates of Participation, Tax Increment        7/11 at 100.00           N/R        1,067,490
                 Allocation Revenue Bonds, Diversey-Narragansett Project, Series
                 2006, 7.460%, 2/15/26

       2,000   Illinois Finance Authority, Revenue Bonds, Midwest Regional           10/16 at 100.00           N/R        2,000,100
                 Medical Center Galena-Stauss Hospital, Series 2006, 6.750%,
                 10/01/46

       1,350   Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue     8/13 at 100.00           AAA        1,407,510
                 Refunding Bonds, Sinai Health System, Series 2003, 5.150%,
                 2/15/37

       1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00          Baa2        1,041,210
                 Medical Center, Series 2002, 5.500%, 5/15/32

       8,800   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest       7/12 at 100.00            A-        9,387,311
                 Hospital, Series 2002A, 5.750%, 7/01/29


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS  (continued)

$      1,400   Illinois Health Facilities Authority, Revenue Bonds, Midwest          11/08 at 102.00           N/R    $   1,408,134
                 Physicians Group Ltd., Series 1998, 5.500%, 11/15/19

         795   Illinois Health Facilities Authority, Revenue Bonds, Victory           8/07 at 101.00       N/R (4)          807,148
                 Health Services, Series 1997A, 5.750%, 8/15/27 (Pre-refunded
                 8/15/07)

       1,650   Lombard Public Facilities Corporation, Illinois, First Tier            1/16 at 100.00           N/R        1,779,426
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

       1,107   Lombard Public Facilities Corporation, Illinois, Third Tier            7/07 at 100.00           N/R        1,108,786
                 Conference Center and Hotel Revenue Bonds, Series 2005C-3,
                 4.000%, 1/01/36

       2,060   Plano Special Service Area 1, Illinois, Special Tax Bonds,             3/14 at 102.00           N/R        2,209,556
                 Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34

       1,000   Volo Village, Illinois, Special Service Area 3 Special Tax Bonds,      3/16 at 102.00           N/R        1,046,560
                 Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36
                 (Mandatory put 2/29/16)

       1,000   Yorkville, Illinois, Special Service Area 2005-108 Assessment          3/16 at 102.00           N/R        1,046,560
                 Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36
------------------------------------------------------------------------------------------------------------------------------------
      25,162   Total Illinois                                                                                            26,372,451
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 9.7% (6.7% OF TOTAL INVESTMENTS)

       6,360   Carmel Redevelopment District, Indiana, Tax Increment Revenue          7/12 at 103.00           N/R        6,842,597
                 Bonds, Series 2004A, 6.650%, 1/15/24

      22,770   Indiana Finance Authority, Water Facilities Refunding Revenue         10/16 at 100.00           AAA       23,260,921
                 Bonds, Indiana-American Water Company Inc. Project, Series
                 2006, 4.875%, 10/01/36 - AMBAC Insured (UB)

               Indiana Health Facility Financing Authority, Hospital Revenue
               Bonds, Community Foundation of Northwest Indiana, Series 2004A:
         500     6.250%, 3/01/25                                                      3/14 at 101.00          BBB-          543,425
       2,500     6.000%, 3/01/34                                                      3/14 at 101.00          BBB-        2,690,200

       1,000   St. Joseph County, Indiana, Economic Development Revenue Bonds,        7/15 at 103.00           N/R        1,086,290
                 Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35

       1,795   Whitley County, Indiana, Solid Waste and Sewerage Disposal            11/10 at 102.00           N/R        1,938,815
                 Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
                 11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      34,925   Total Indiana                                                                                             36,362,248
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 6.9% (4.8% OF TOTAL INVESTMENTS)

       2,100   Carter Plantation Community Development District, Livingston           5/07 at 100.00           N/R        2,108,841
                 Parish, Louisiana, Special Assessment Bonds, Series 2004,
                 5.500%, 5/01/16

       8,500   Hodge, Louisiana, Combined Utility System Revenue Bonds,                 No Opt. Call          CCC+       10,770,604
                 Smurfit-Stone Container Corporation, Series 2003, 7.450%,
                 3/01/24 (Alternative Minimum Tax)

       2,590   Lafourche Parish Housing Authority, Louisiana, GNMA                    1/11 at 105.00           AAA        2,824,499
                 Collateralized Mortgage Loan Multifamily Mortgage Revenue Bonds,
                 City Place II Apartments, Series 2001, 6.700%, 1/20/40

       1,000   Louisiana Local Government Environmental Facilities and Community      9/16 at 100.00           N/R        1,017,700
                 Development Authority, Carter Plantation Hotel Project Revenue
                 Bonds, Series 2006A, 6.000%, 9/01/36

       1,000   Louisiana Local Government Environmental Facilities and Community      6/16 at 101.00           N/R        1,026,750
                 Development Authority, Revenue Bonds, CDF Healthcare of
                 Louisiana LLC, Series 2006A, 7.000%, 6/01/36

               Ouachita Parish Industrial Development Authority, Louisiana,
               Solid Waste Disposal Revenue Bonds, White Oaks Project, Series
               2004A:
         865     8.250%, 3/01/19 (Alternative Minimum Tax)                            3/10 at 102.00           N/R          913,336
         805     8.500%, 3/01/24 (Alternative Minimum Tax)                            3/10 at 102.00           N/R          852,962

       5,125   St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds,      10/07 at 100.00           N/R        5,249,281
                 Freeport McMoran Project, Series 1992, 7.700%, 10/01/22
                 (Alternative Minimum Tax)

       1,000   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB        1,067,950
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      22,985   Total Louisiana                                                                                           25,831,923
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.9% (0.6% OF TOTAL INVESTMENTS)

$      3,155   Portland Housing Development Corporation, Maine, Section 8             2/14 at 102.00          Baa2    $   3,345,183
                 Assisted Senior Living Revenue Bonds, Avesta Housing Development
                 Corporation, Series 2004A, 6.000%, 2/01/34
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 3.3% (2.3% OF TOTAL INVESTMENTS)

       2,000   Maryland Energy Financing Administration, Revenue Bonds, AES           9/07 at 100.00           N/R        1,997,940
                 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)

       3,850   Maryland Health and Higher Educational Facilities Authority,           8/14 at 100.00            A3        4,101,559
                 Revenue Bonds, MedStar Health, Series 2004, 5.500%, 8/15/33

       7,435   Prince George's County, Maryland, Revenue Bonds, Dimensions            7/07 at 100.00            B3        6,242,203
                 Health Corporation, Series 1994, 5.300%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------
      13,285   Total Maryland                                                                                            12,341,702
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

         635   Massachusetts Development Finance Agency, Pioneer Valley Resource        No Opt. Call           N/R          646,525
                 Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006,
                 5.875%, 7/01/14 (Alternative Minimum Tax)

       1,350   Massachusetts Health and Educational Facilities Authority,             7/14 at 100.00           BB-        1,440,639
                 Revenue Bonds, Northern Berkshire Community Services Inc.,
                 Series 2004B, 6.375%, 7/01/34

       1,445   Massachusetts Housing Finance Agency, Rental Housing Mortgage          7/10 at 100.00           AAA        1,538,333
                 Revenue Bonds, Series 2000H, 6.650%, 7/01/41 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       3,430   Total Massachusetts                                                                                        3,625,497
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 4.6% (3.2% OF TOTAL INVESTMENTS)

       1,265   Countryside Charter School, Berrien County, Michigan, Charter          4/09 at 100.00           N/R        1,289,933
                 School Revenue Bonds, Series 1999, 7.000%, 4/01/29

         885   Countryside Charter School, Berrien County, Michigan, Charter          4/09 at 100.00           N/R          920,232
                 School Revenue Bonds, Series 2000, 8.000%, 4/01/29

       1,435   Detroit Local Development Finance Authority, Michigan, Tax             5/09 at 101.00           BB-        1,450,598
                 Increment Bonds, Series 1998A, 5.500%, 5/01/21

       3,580   Michigan State Hospital Finance Authority, Hospital Revenue            8/07 at 100.00           BB-        3,575,847
                 Refunding Bonds, Detroit Medical Center Obligated Group, Series
                 1993B, 5.500%, 8/15/23

       1,500   Michigan State Hospital Finance Authority, Revenue Bonds, Hills       11/15 at 102.00           N/R        1,606,755
                 and Dales General Hospital, Series 2005A, 6.750%, 11/15/38

       1,200   Midland County Economic Development Corporation, Michigan,             7/07 at 101.00           BB-        1,220,928
                 Subordinated Pollution Control Limited Obligation Revenue
                 Refunding Bonds, Midland Cogeneration Project, Series 2000A,
                 6.875%, 7/23/09 (Alternative Minimum Tax)

       2,705   Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates       6/10 at 102.00           N/R        2,853,586
                 of Participation, Series 2000, 8.250%, 6/01/30

               Pontiac Hospital Finance Authority, Michigan, Hospital Revenue
               Refunding Bonds, NOMC Obligated Group, Series 1993:
       1,000     6.000%, 8/01/13                                                      8/07 at 100.00           Ba3        1,000,610
       1,500     6.000%, 8/01/18                                                      8/07 at 100.00           Ba3        1,493,775
       1,800     6.000%, 8/01/23                                                      8/07 at 100.00           Ba3        1,754,280
------------------------------------------------------------------------------------------------------------------------------------
      16,870   Total Michigan                                                                                            17,166,544
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 2.8% (2.0% OF TOTAL INVESTMENTS)

               Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton
               Community Housing Project, Series 2000:
         100     7.200%, 7/01/14 (Pre-refunded 7/01/10)                               7/10 at 100.00       N/R (4)          109,177
         100     7.300%, 7/01/15 (Pre-refunded 7/01/10)                               7/10 at 100.00       N/R (4)          109,459

       1,325   Ramsey, Anoka County, Minnesota, Charter School Lease Revenue          6/14 at 102.00           N/R        1,430,550
                 Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33

       5,000   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health         7/14 at 100.00             A        5,214,850
                 Services, Series 2003B, 5.250%, 7/01/30


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA (continued)

$      1,430   St. Paul Housing and Redevelopment Authority, Minnesota, Charter       6/14 at 102.00           N/R    $   1,534,762
                 School Revenue Bonds, Higher Ground Academy Charter School,
                 Series 2004A, 6.625%, 12/01/23

       1,100   St. Paul Housing and Redevelopment Authority, Minnesota, Charter       6/14 at 102.00           N/R        1,184,271
                 School Revenue Bonds, HOPE Community Academy Charter School,
                 Series 2004A, 6.750%, 12/01/33

       1,000   St. Paul Port Authority, Minnesota, Lease Revenue Bonds,               5/15 at 100.00           N/R        1,038,570
                 HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30
------------------------------------------------------------------------------------------------------------------------------------
      10,055   Total Minnesota                                                                                           10,621,639
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.3% (0.2% OF TOTAL INVESTMENTS)

         988   Mississippi Home Corporation, Multifamily Housing Revenue Bonds,      10/19 at 101.00           N/R        1,030,793
                 Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.4% (1.6% OF TOTAL INVESTMENTS)

       2,330   Kansas City Industrial Development Authority, Missouri,                2/14 at 102.00           N/R        2,042,222
                 Multifamily Housing Revenue Bonds, Pickwick Apartments Project,
                 Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)

       5,935   Missouri Environmental Improvement and Energy Resources Authority,    12/16 at 100.00           AAA        5,904,435
                 Water Facility Revenue Bonds, Missouri-American Water Company,
                 Series 2006, 4.600%, 12/01/36 - AMBAC Insured (Alternative
                 Minimum Tax) (UB)

       1,000   Saint Louis Industrial Development Authority, Missouri, Saint         12/10 at 102.00          Caa2          996,170
                 Louis Convention Center Headquarters Hotel Project, Series
                 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,265   Total Missouri                                                                                             8,942,827
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       5,200   Montana Board of Investments, Exempt Facility Revenue Bonds,           7/10 at 101.00            B2        5,378,360
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)

       1,965   Montana Board of Investments, Resource Recovery Revenue Bonds,           No Opt. Call           N/R        1,984,571
                 Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,165   Total Montana                                                                                              7,362,931
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 3.6% (2.5% OF TOTAL INVESTMENTS)

       8,670   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA       10,121,270
                 Revenue Bonds, Nebraska City 2, Series 2006A, Residuals 1508-2,
                 6.746%, 2/01/49 - AMBAC Insured (IF)

       3,000   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA        3,167,400
                 Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%, 2/01/49 -
                 AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      11,670   Total Nebraska                                                                                            13,288,670
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 3.3% (2.3% OF TOTAL INVESTMENTS)

       3,670   Clark County, Nevada, Industrial Development Revenue Bonds,            7/07 at 100.00             B        3,669,633
                 Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30

       2,000   Clark County, Nevada, Industrial Development Revenue Bonds,            7/07 at 100.00             B        2,012,860
                 Nevada Power Company, Series 1995A, 5.600%, 10/01/30
                 (Alternative Minimum Tax)

         500   Clark County, Nevada, Industrial Development Revenue Bonds,            5/07 at 100.00             B          500,235
                 Nevada Power Company, Series 1997A, 5.900%, 11/01/32
                 (Alternative Minimum Tax)

       1,495   Clark County, Nevada, Local Improvement Bonds, Mountain's Edge         8/07 at 103.00           N/R        1,544,679
                 Special Improvement District 142, Series 2003, 6.375%, 8/01/23

       4,350   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           N/R        4,571,502
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series
                 2000, 7.375%, 1/01/40
------------------------------------------------------------------------------------------------------------------------------------
      12,015   Total Nevada                                                                                              12,298,909
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 4.8% (3.3% OF TOTAL INVESTMENTS)

       1,000   New Jersey Economic Development Authority, Revenue Bonds, United       1/08 at 102.00           BB+          992,340
                 Methodist Homes of New Jersey Obligated Group, Series 1998,
                 5.125%, 7/01/25

       3,510   New Jersey Economic Development Authority, Special Facilities          9/09 at 101.00             B        3,629,726
                 Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%,
                 9/15/29 (Alternative Minimum Tax)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)

$        500   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00             B    $     533,625
                 Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%,
                 11/15/30 (Alternative Minimum Tax)

         500   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 101.00          BBB-          550,560
                 Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%,
                 7/01/30

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2003:
       7,825     6.750%, 6/01/39 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        9,098,441
       2,760     7.000%, 6/01/41 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        3,244,766
------------------------------------------------------------------------------------------------------------------------------------
      16,095   Total New Jersey                                                                                          18,049,458
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 2.3% (1.6% OF TOTAL INVESTMENTS)

       4,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00           Ba2        4,181,440
                 Lenox Hill Hospital Obligated Group, Series 2001, 5.500%,
                 7/01/30

       1,000   New York City Industrial Development Agency, New York, American        8/16 at 101.00             B        1,209,270
                 Airlines-JFK International Airport Special Facility Revenue
                 Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

         500   New York City Industrial Development Agency, New York, Liberty         3/09 at 103.00           N/R          530,415
                 Revenue Bonds, 7 World Trade Center, Series 2005A, 6.250%,
                 3/01/15

       1,700   New York City Industrial Development Agency, New York, Special         7/07 at 100.00          CCC+        1,734,000
                 Facilities Revenue Bonds, American Airlines Inc., Series 1994,
                 6.900%, 8/01/24 (Alternative Minimum Tax)

         750   New York City Industrial Development Agency, New York, Special           No Opt. Call             B          858,458
                 Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                 Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,950   Total New York                                                                                             8,513,583
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.5% (1.1% OF TOTAL INVESTMENTS)

       5,500   North Carolina Capital Facilities Finance Agency, Solid Waste          7/12 at 106.00           N/R        5,708,175
                 Facilities Revenue Bonds, Liberty Tire Services of North
                 Carolina LLC, Series 2004A, 6.750%, 7/01/29
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.0% (2.8% OF TOTAL INVESTMENTS)

               Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services
               and Education Corporation, Series 1998:
         500     5.700%, 1/01/13                                                      1/08 at 102.00             B          493,775
         400     5.800%, 1/01/18                                                      1/08 at 102.00             B          392,492

       3,375   Cleveland-Cuyahoga County Port Authority, Ohio, Development            5/14 at 102.00           N/R        3,481,515
                 Revenue Bonds, Bond Fund Program - Garfield Heights Project,
                 Series 2004D, 5.250%, 5/15/23

       7,300   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/08 at 102.00           N/R        7,422,202
                 Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                 (Alternative Minimum Tax)

       1,000   Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company,      4/15 at 100.00           Ba1        1,013,770
                 Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)

         800   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,          3/14 at 101.00             A          820,760
                 Cargill Inc., Series 2004A, 4.800%, 3/01/22

       1,275   Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General          No Opt. Call            B-        1,345,087
                 Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,650   Total Ohio                                                                                                14,969,601
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 5.0% (3.4% OF TOTAL INVESTMENTS)

       1,000   Okeene Municipal Hospital and Schallmo Authority, Oklahoma,            1/16 at 101.00           N/R        1,033,260
                 Revenue Bonds, Series 2006, 7.000%, 1/01/35

               Oklahoma Development Finance Authority, Revenue Refunding Bonds,
               Hillcrest Healthcare System, Series 1999A:
       1,200     5.750%, 8/15/15 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA        1,265,352
      11,680     5.625%, 8/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA       12,284,203

         850   Tulsa Industrial Authority, Oklahoma, Student Housing Revenue         10/16 at 100.00            A2          882,972
                 Bonds, University of Tulsa, Series 2006, 5.000%, 10/01/37


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA (continued)

$      1,335   Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,                6/07 at 100.00             B    $   1,336,215
                 American Airlines Inc., Series 1995, 6.250%, 6/01/20

       1,500   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,        No Opt. Call            B-        1,777,980
                 American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory
                 put 12/01/14)
------------------------------------------------------------------------------------------------------------------------------------
      17,565   Total Oklahoma                                                                                            18,579,982
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 4.7% (3.3% OF TOTAL INVESTMENTS)

               Allegheny County Hospital Development Authority, Pennsylvania,
               Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
         695     9.250%, 11/15/22                                                    11/10 at 102.00           Ba3          819,342
       6,455     9.250%, 11/15/30                                                    11/10 at 102.00           Ba3        7,622,064

         500   Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds,          No Opt. Call           BB+          519,370
                 Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

       2,000   Chester County Health and Education Facilities Authority,             10/15 at 102.00           N/R        2,072,300
                 Pennsylvania, Revenue Bonds, Immaculata University, Series 2005,
                 5.750%, 10/15/37

         190   Monroeville Hospital Authority, Pennsylvania, Revenue Bonds,           7/07 at 100.00           Ba3          190,310
                 Forbes Health System, Series 1992, 7.000%, 10/01/13

         300   Monroeville Hospital Authority, Pennsylvania, Revenue Bonds,          10/07 at 100.00           Ba3          301,671
                 Forbes Health System, Series 1995, 6.250%, 10/01/15

         500   New Morgan Industrial Development Authority, Pennsylvania, Solid      10/07 at 100.00           BB-          502,530
                 Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc.,
                 Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)

         400   Pennsylvania Economic Development Financing Authority, Exempt         12/09 at 103.00            B2          440,464
                 Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A,
                 6.750%, 12/01/36 (Alternative Minimum Tax)

         600   Pennsylvania Economic Development Financing Authority, Exempt         12/09 at 103.00            B2          660,696
                 Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A,
                 6.750%, 12/01/36 (Alternative Minimum Tax)

       4,000   Pennsylvania Economic Development Financing Authority, Revenue         6/12 at 102.00             A        4,328,120
                 Bonds, Amtrak 30th Street Station Parking Garage, Series 2002,
                 5.800%, 6/01/23 - ACA Insured (Alternative Minimum Tax)

         230   Pennsylvania Higher Educational Facilities Authority, Revenue          7/07 at 100.00           Ba3          230,407
                 Bonds, Allegheny General Hospital, Series 1991A, 7.250%, 9/01/17
------------------------------------------------------------------------------------------------------------------------------------
      15,870   Total Pennsylvania                                                                                        17,687,274
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 1.3% (0.9% OF TOTAL INVESTMENTS)

       1,500   Central Falls Detention Facility Corporation, Rhode Island,            7/15 at 103.00           N/R        1,688,985
                 Detention Facility Revenue Bonds, Series 2005, 7.250%, 7/15/35

       3,000   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB        3,238,560
                 Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
       4,500   Total Rhode Island                                                                                         4,927,545
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 0.2% (0.1% OF TOTAL INVESTMENTS)

         490   Tobacco Settlement Revenue Management Authority, South Carolina,         No Opt. Call           BBB          571,301
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%,
                 5/15/30
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,500   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        3,613,295
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of
                 East Tennessee Inc., Series 2002, 6.500%, 4/15/31

       1,500   Maury County Industrial Development Board, Tennessee, Multi-Modal      9/07 at 100.00            B-        1,520,985
                 Interchangeable Rate Pollution Control Revenue Refunding Bonds,
                 Saturn Corporation, Series 1994, 6.500%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Total Tennessee                                                                                            5,134,280
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 9.9% (6.8% OF TOTAL INVESTMENTS)

       2,000   Austin Convention Enterprises Inc., Texas, Convention Center Hotel     1/11 at 100.00           N/R        2,068,100
                 Revenue Bonds, First Tier Series 2001A, 9.750%, 1/01/26

       1,200   Dallas-Ft. Worth International Airport Facility Improvement            5/07 at 100.00          CCC+        1,201,548
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

$      2,705   Dallas-Ft. Worth International Airport Facility Improvement           11/07 at 100.00          CCC+    $   2,712,168
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1995, 6.000%, 11/01/14

               Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
               Health System, Series 2004A:
       1,840     7.000%, 9/01/25                                                      9/14 at 100.00           N/R        2,023,209
       6,600     7.125%, 9/01/34                                                      9/14 at 100.00           N/R        7,275,180

         585   Gulf Coast Industrial Development Authority, Texas, Solid Waste        4/12 at 100.00          Baa3          668,111
                 Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
                 Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

       1,000   Heart of Texas Education Finance Corporation, Texas, Gateway           8/16 at 100.00           N/R        1,003,310
                 Charter Academy, Series 2006A, 6.000%, 2/15/36

               Houston Health Facilities Development Corporation, Texas, Revenue
               Bonds, Buckingham Senior Living Community Inc., Series 2004A:
         250     7.000%, 2/15/23                                                      2/14 at 101.00           N/R          279,645
       1,400     7.125%, 2/15/34                                                      2/14 at 101.00           N/R        1,565,438

       2,020   Houston, Texas, Airport System Special Facilities Revenue Bonds,       7/09 at 101.00            B-        2,054,502
                 Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29
                 (Alternative Minimum Tax)

         975   Houston, Texas, Airport System Special Facilities Revenue Bonds,       7/09 at 101.00            B-          991,653
                 Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29
                 (Alternative Minimum Tax)

               Houston, Texas, Airport System Special Facilities Revenue Bonds,
               Continental Air Lines Inc., Series 2001E:
         600     7.375%, 7/01/22 (Alternative Minimum Tax)                            7/11 at 101.00            B-          658,098
       5,350     6.750%, 7/01/29 (Alternative Minimum Tax)                            7/11 at 101.00            B-        5,718,187

         500   Mission Economic Development Corporation, Texas, Solid Waste           4/12 at 100.00            B+          504,575
                 Disposal Revenue Bonds, Allied Waste Industries, Inc., Series
                 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)

       2,000   Sea Breeze Public Facility Corporation, Texas, Multifamily             1/21 at 100.00           N/R        2,051,760
                 Housing Revenue Bonds, Sea Breeze Senior Apartments, Series
                 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)

       5,825   Texas Department of Housing and Community Affairs, Multifamily         7/21 at 100.00           N/R        6,100,872
                 Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004,
                 6.600%, 1/01/41 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      34,850   Total Texas                                                                                               36,876,356
------------------------------------------------------------------------------------------------------------------------------------

               VIRGIN ISLANDS - 3.3% (2.3% OF TOTAL INVESTMENTS)

       3,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes         10/14 at 100.00            AA        3,152,520
                 Loan Note, Series 2003, 5.000%, 10/01/26 - RAAI Insured

       5,000   Virgin Islands Public Finance Authority, Revenue Bonds, Refinery       1/14 at 100.00           BBB        5,519,300
                 Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative
                 Minimum Tax)

       3,300   Virgin Islands Public Finance Authority, Senior Secured Lien           7/14 at 100.00           BBB        3,610,068
                 Revenue Bonds, Refinery Project - Hovensa LLC, Series 2004,
                 5.875%, 7/01/22
------------------------------------------------------------------------------------------------------------------------------------
      11,300   Total Virgin Islands                                                                                      12,281,888
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 4.4% (3.0% OF TOTAL INVESTMENTS)

               Pocahontas Parkway Association, Virginia, Senior Lien Revenue
               Bonds, Route 895 Connector Toll Road, Series 1998A:
       2,000     0.000%, 8/15/14 (Pre-refunded 8/15/08)                                8/08 at 73.23           AAA        1,395,580
       4,250     5.500%, 8/15/28 (Pre-refunded 8/15/08)                               8/08 at 102.00           AAA        4,432,240
       1,850     0.000%, 8/15/30 (Pre-refunded 8/15/08)                                8/08 at 28.38           AAA          500,314

               Pocahontas Parkway Association, Virginia, Senior Lien Revenue
               Bonds, Route 895 Connector Toll Road, Series 1998B:
       2,000     0.000%, 8/15/12 (Pre-refunded 8/15/08)                                8/08 at 82.10           AAA        1,564,660
       3,000     0.000%, 8/15/15 (Pre-refunded 8/15/08)                                8/08 at 68.82           AAA        1,967,490
       9,000     0.000%, 8/15/19 (Pre-refunded 8/15/08)                                8/08 at 54.38           AAA        4,663,890

         630   Rockbridge County Industrial Development Authority, Virginia,          7/11 at 105.00        B2 (4)          735,166
                 Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21
                 (Pre-refunded 7/15/11)

         980   Rockbridge County Industrial Development Authority, Virginia,          7/11 at 105.00        B2 (4)        1,121,561
                 Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%,
                 7/15/21 (Pre-refunded 7/15/11)
------------------------------------------------------------------------------------------------------------------------------------
      23,710   Total Virginia                                                                                            16,380,901
------------------------------------------------------------------------------------------------------------------------------------


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 3.5% (2.4% OF TOTAL INVESTMENTS)

$      3,000   Skagit County Public Hospital District 1, Washington, Revenue         12/13 at 100.00          Baa2    $   3,247,680
                 Bonds, Skagit Valley Hospital, Series 2003, 6.000%, 12/01/18

               Vancouver Downtown Redevelopment Authority, Washington, Revenue
               Bonds, Conference Center Project, Series 2003A:
       1,750     6.000%, 1/01/28 - ACA Insured                                        1/14 at 100.00             A        1,921,850
       4,725     6.000%, 1/01/34 - ACA Insured                                        1/14 at 100.00             A        5,166,079
       2,500     5.250%, 1/01/34 - ACA Insured                                        1/14 at 100.00             A        2,601,000
------------------------------------------------------------------------------------------------------------------------------------
      11,975   Total Washington                                                                                          12,936,609
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 5.8% (4.0% OF TOTAL INVESTMENTS)

         550   Lac Courte Oreilles Band of Lake Superior Chippewa Indians,           12/14 at 101.00       N/R (4)          691,438
                 Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16
                 (Pre-refunded 12/01/14)

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, Aurora Health Care Inc., Series 1999A:
       9,485     5.600%, 2/15/29                                                      2/09 at 101.00          BBB+        9,772,205
       2,300     5.600%, 2/15/29 - ACA Insured                                        2/09 at 101.00             A        2,367,597

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, Southwest Health Center Inc., Series 2004A:
         875     6.125%, 4/01/24                                                      4/14 at 100.00           N/R          925,654
       1,000     6.250%, 4/01/34                                                      4/14 at 100.00           N/R        1,060,490

       6,305   Wisconsin Health and Educational Facilities Authority, Revenue         2/12 at 101.00        A- (4)        6,912,991
                 Bonds, Wheaton Franciscan Services Inc., Series 2002, 5.750%,
                 8/15/30 (Pre-refunded 2/15/12)
------------------------------------------------------------------------------------------------------------------------------------
      20,515   Total Wisconsin                                                                                           21,730,375
------------------------------------------------------------------------------------------------------------------------------------
$    518,531   Total Investments (cost $499,434,864) - 144.9%                                                           541,291,018
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.7)%                                                                       (21,135,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.3%                                                                       8,473,579
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (41.5)%                                                        (155,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 373,629,597
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

  (6) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

  N/R   Not rated.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           Statement of
                ASSETS AND LIABILITIES April 30, 2007 (Unaudited)


                                                                      INVESTMENT                SELECT               QUALITY
                                                                         QUALITY               QUALITY                INCOME
                                                                           (NQM)                 (NQS)                 (NQU)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $823,704,473,
   $746,403,293, $1,227,602,797, $489,422,156
   and $499,434,864, respectively)                            $      879,876,062    $      799,193,266    $    1,313,611,543
Cash                                                                     480,259                    --                    --
Receivables:
   Interest                                                           13,402,500            11,920,026            19,924,678
   Investments sold                                                      280,183             4,830,000             1,610,000
Other assets                                                              82,265                66,318               120,148
-----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   894,121,269           816,009,610         1,335,266,369
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                                                --             5,158,528             4,194,008
Floating rate obligations                                             26,135,000             6,665,000            48,875,000
Payable for investments purchased                                     11,682,836                    --                    --
Unrealized depreciation on forward swaps                                      --                    --                    --
Accrued expenses:
   Management fees                                                       426,921               401,852               632,478
   Other                                                                  75,980               158,150               263,665
Preferred share dividends payable                                        146,520               129,436               217,820
-----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               38,476,257            12,512,966            54,182,971
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               301,000,000           279,000,000           452,000,000
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $      554,654,012    $      524,496,644    $      829,083,398
=============================================================================================================================
Common shares outstanding                                             35,784,487            33,982,580            54,204,488
=============================================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                        $            15.50    $            15.43    $            15.30
=============================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $          357,845    $          339,826    $          542,045
Paid-in surplus                                                      498,862,819           473,335,780           755,082,993
Undistributed (Over-distribution of) net investment income             1,503,127               985,230               509,201
Accumulated net realized gain (loss) from investments                 (2,241,368)           (2,954,165)          (13,059,587)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        56,171,589            52,789,973            86,008,746
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $      554,654,012    $      524,496,644    $      829,083,398
=============================================================================================================================
Authorized shares:
   Common                                                            200,000,000           200,000,000           200,000,000
   Preferred                                                           1,000,000             1,000,000             1,000,000
=============================================================================================================================

                                                                         PREMIER           HIGH INCOME
                                                                          INCOME           OPPORTUNITY
                                                                           (NPF)                 (NMZ)
------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $823,704,473,
   $746,403,293, $1,227,602,797, $489,422,156
   and $499,434,864, respectively)                            $      517,643,881    $      541,291,018
Cash                                                                      33,228                    --
Receivables:
   Interest                                                            7,448,789             9,321,694
   Investments sold                                                      465,000               355,000
Other assets                                                              39,492                37,842
------------------------------------------------------------------------------------------------------
      Total assets                                                   525,630,390           551,005,554
------------------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                                                --                48,253
Floating rate obligations                                             53,364,500            21,135,000
Payable for investments purchased                                             --               862,135
Unrealized depreciation on forward swaps                                 101,699                    --
Accrued expenses:
   Management fees                                                       239,073               171,960
   Other                                                                 111,885                60,176
Preferred share dividends payable                                         89,708                98,433
------------------------------------------------------------------------------------------------------
      Total liabilities                                               53,906,865            22,375,957
------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               165,000,000           155,000,000
------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $      306,723,525    $      373,629,597
======================================================================================================
Common shares outstanding                                             20,091,018            23,321,099
======================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                        $            15.27    $            16.02
======================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $          200,910    $          233,211
Paid-in surplus                                                      279,091,689           330,247,901
Undistributed (Over-distribution of) net investment income              (371,713)              272,552
Accumulated net realized gain (loss) from investments                   (317,387)            1,019,779
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        28,120,026            41,856,154
------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $      306,723,525    $      373,629,597
======================================================================================================
Authorized shares:
   Common                                                            200,000,000             Unlimited
   Preferred                                                           1,000,000             Unlimited
======================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       Statement of
             OPERATIONS Six Months Ended April 30, 2007 (Unaudited)


                                                                      INVESTMENT                SELECT               QUALITY
                                                                         QUALITY               QUALITY                INCOME
                                                                           (NQM)                 (NQS)                 (NQU)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                             $       21,982,391    $       21,163,100    $       32,854,839
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        2,595,243             2,440,178             3,842,737
Preferred shares - auction fees                                          373,157               345,884               560,356
Preferred shares - dividend disbursing agent fees                         24,795                24,795                29,755
Shareholders' servicing agent fees and expenses                           24,489                25,104                39,483
Floating rate obligations interest expense and fees                      416,731                 3,757               748,711
Custodian's fees and expenses                                             91,153                84,137               135,917
Directors'/Trustees' fees and expenses                                     8,683                 8,201                11,651
Professional fees                                                         20,881                19,937                26,219
Shareholders' reports - printing and
   mailing expenses                                                       43,180                40,246                70,638
Stock exchange listing fees                                                6,395                 6,130                 9,697
Investor relations expense                                                53,706                51,073                81,030
Other expenses                                                            25,337                24,910                32,785
-----------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit, expense
   reimbursement and legal fee refund                                  3,683,750             3,074,352             5,588,979
   Custodian fee credit                                                  (63,520)              (15,732)              (67,834)
   Expense reimbursement                                                      --                    --                    --
   Legal fee refund                                                           --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,620,230             3,058,620             5,521,145
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 18,362,161            18,104,480            27,333,694
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                 97,439               114,392               580,003
Change in net unrealized appreciation (depreciation)
   of investments                                                     (6,203,589)           (5,362,590)          (10,125,107)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                           --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (6,106,150)           (5,248,198)           (9,545,104)
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (5,145,244)           (4,812,935)           (7,804,576)
From accumulated net realized gains                                           --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (5,145,244)           (4,812,935)           (7,804,576)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                              $        7,110,767    $        8,043,347    $        9,984,014
=============================================================================================================================

                                                                         PREMIER           HIGH INCOME
                                                                          INCOME           OPPORTUNITY
                                                                           (NPF)                 (NMZ)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                             $       12,350,715    $       15,886,986
-------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,452,885             1,881,841
Preferred shares - auction fees                                          204,555               142,568
Preferred shares - dividend disbursing agent fees                         14,877                13,707
Shareholders' servicing agent fees and expenses                           16,038                 1,225
Floating rate obligations interest expense and fees                      978,105               340,959
Custodian's fees and expenses                                             43,119                86,953
Directors'/Trustees' fees and expenses                                     4,375                 4,626
Professional fees                                                          8,556                70,472
Shareholders' reports - printing and
   mailing expenses                                                       29,614                34,142
Stock exchange listing fees                                                4,809                   982
Investor relations expense                                                29,751                33,581
Other expenses                                                            15,295                15,211
-------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit, expense
   reimbursement and legal fee refund                                  2,801,979             2,626,267
   Custodian fee credit                                                  (30,269)               (3,027)
   Expense reimbursement                                                      --              (839,592)
   Legal fee refund                                                       (4,321)                   --
-------------------------------------------------------------------------------------------------------
Net expenses                                                           2,767,389             1,783,648
-------------------------------------------------------------------------------------------------------
Net investment income                                                  9,583,326            14,103,338
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                 75,662             1,018,093
Change in net unrealized appreciation (depreciation)
   of investments                                                     (2,868,642)             (436,965)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                      405,484                    --
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (2,387,496)              581,128
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (2,861,908)           (2,593,194)
From accumulated net realized gains                                           --               (18,121)
-------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (2,861,908)           (2,611,315)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                              $        4,333,922    $       12,073,151
=======================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    Statement of
                        CHANGES IN NET ASSETS (Unaudited)


                                                     INVESTMENT QUALITY (NQM)                SELECT QUALITY (NQS)
                                                -----------------------------------   -----------------------------------
                                                     SIX MONTHS               YEAR         SIX MONTHS               YEAR
                                                          ENDED              ENDED              ENDED              ENDED
                                                        4/30/07           10/31/06            4/30/07           10/31/06
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                           $    18,362,161    $    37,550,921    $    18,104,480    $    36,194,734
Net realized gain (loss) from investments                97,439         (2,340,524)           114,392         (1,691,751)
Change in net unrealized appreciation
    (depreciation) of investments                    (6,203,589)        17,200,976         (5,362,590)         9,521,291
Change in net unrealized appreciation
    (depreciation) of forward swaps                          --                 --                 --                 --
Distributions to Preferred Shareholders:
    From net investment income                       (5,145,244)        (8,562,468)        (4,812,935)        (8,877,061)
    From accumulated net realized gains                      --           (957,218)                --                 --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from operations                                   7,110,767         42,891,687          8,043,347         35,147,213
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                          (14,483,121)       (30,152,759)       (14,363,570)       (29,818,961)
From accumulated net realized gains                          --         (5,124,321)                --                 --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                          (14,483,121)       (35,277,080)       (14,363,570)       (29,818,961)
-------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Common shares:
    Offering costs adjustments                               --                 --                 --                 --
    Net proceeds issued
       to shareholders due to
       reinvestment of distributions                    554,938                 --            820,980            673,438
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
    to Common shares from
    capital share transactions                          554,938                 --            820,980            673,438
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                      (6,817,416)         7,614,607         (5,499,243)         6,001,690
Net assets applicable to Common shares
    at the beginning of period                      561,471,428        553,856,821        529,995,887        523,994,197
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
    at the end of period                        $   554,654,012    $   561,471,428    $   524,496,644    $   529,995,887
=========================================================================================================================
Undistributed (Over-distribution of)
    net investment income
    at the end of period                        $     1,503,127    $     2,769,331    $       985,230    $     2,057,255
=========================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              Statement of
                  CHANGES IN NET ASSETS (Unaudited) (continued)



                                                       QUALITY INCOME (NQU)                  PREMIER INCOME (NPF)
                                                -----------------------------------   -----------------------------------
                                                     SIX MONTHS               YEAR         SIX MONTHS               YEAR
                                                          ENDED              ENDED              ENDED              ENDED
                                                        4/30/07           10/31/06            4/30/07           10/31/06
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                           $    27,333,694    $    54,758,299    $     9,583,326    $    18,901,380
Net realized gain (loss) from investments               580,003          1,142,647             75,662            197,145
Change in net unrealized appreciation
    (depreciation) of investments                   (10,125,107)        15,255,701         (2,868,642)        10,303,176
Change in net unrealized appreciation
    (depreciation) of forward swaps                          --                 --            405,484           (507,183)
Distributions to Preferred Shareholders:
    From net investment income                       (7,804,576)       (14,224,057)        (2,861,908)        (5,143,710)
    From accumulated net realized gains                      --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from operations                                   9,984,014         56,932,590          4,333,922         23,750,808
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                          (20,651,915)       (44,257,967)        (6,750,583)       (14,033,577)
From accumulated net realized gains                          --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                          (20,651,915)       (44,257,967)        (6,750,583)       (14,033,577)
-------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Common shares:
    Offering costs adjustments                               --                 --                 --                 --
    Net proceeds issued
       to shareholders due to
       reinvestment of distributions                         --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
    to Common shares from
    capital share transactions                               --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                     (10,667,901)        12,674,623         (2,416,661)         9,717,231
Net assets applicable to Common shares
    at the beginning of period                      839,751,299        827,076,676        309,140,186        299,422,955
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
    at the end of period                        $   829,083,398    $   839,751,299    $   306,723,525    $   309,140,186
=========================================================================================================================
Undistributed (Over-distribution of)
    net investment income
    at the end of period                        $       509,201    $     1,631,998    $      (371,713)   $      (342,548)
=========================================================================================================================

                                                           HIGH INCOME
                                                        OPPORTUNITY (NMZ)
                                                -----------------------------------
                                                     SIX MONTHS               YEAR
                                                          ENDED              ENDED
                                                        4/30/07           10/31/06
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income                           $    14,103,338    $    28,131,297
Net realized gain (loss) from investments             1,018,093            538,187
Change in net unrealized appreciation
    (depreciation) of investments                      (436,965)        14,643,108
Change in net unrealized appreciation
    (depreciation) of forward swaps                          --                 --
Distributions to Preferred Shareholders:
    From net investment income                       (2,593,194)        (4,487,444)
    From accumulated net realized gains                 (18,121)                --
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from operations                                  12,073,151         38,825,148
-----------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                          (11,403,813)       (24,231,711)
From accumulated net realized gains                    (103,371)                --
-----------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                          (11,507,184)       (24,231,711)
-----------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Common shares:
    Offering costs adjustments                               --            220,368
    Net proceeds issued
       to shareholders due to
       reinvestment of distributions                    364,067            860,335
-----------------------------------------------------------------------------------
Net increase in net assets applicable
    to Common shares from
    capital share transactions                          364,067          1,080,703
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                         930,034         15,674,140
Net assets applicable to Common shares
    at the beginning of period                      372,699,563        357,025,423
-----------------------------------------------------------------------------------
Net assets applicable to Common shares
    at the end of period                        $   373,629,597    $   372,699,563
===================================================================================
Undistributed (Over-distribution of)
    net investment income
    at the end of period                        $       272,552    $       166,221
===================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        Statement of
             CASH FLOWS Six Months Ended April 30, 2007 (Unaudited)


                                                                                                                        PREMIER
                                                                                                                         INCOME
                                                                                                                          (NPF)
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                $    4,333,922
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
    Purchases of investments                                                                                        (26,327,099)
    Proceeds from sales and maturities of investments                                                                15,095,653
    Amortization/(Accretion) of premiums and discounts, net                                                            (288,277)
    (Increase) Decrease in receivable for interest                                                                     (197,720)
    (Increase) Decrease in receivable for investments sold                                                           13,525,177
    (Increase) Decrease in other assets                                                                                   9,178
    Increase (Decrease) in payable for investments purchased                                                        (26,064,647)
    Increase (Decrease) in accrued management fees                                                                       (8,985)
    Increase (Decrease) in accrued other liabilities                                                                     (2,787)
    Increase (Decrease) in Preferred shares dividends payable                                                             5,073
    Net realized (gain) loss from investments                                                                           (75,662)
    Change in net unrealized (appreciation) depreciation of investments                                               2,868,642
    Change in net unrealized (appreciation) depreciation of forward swaps                                              (405,484)
    Taxes paid on undistributed capital gains                                                                              (443)
--------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) operating activities                                                             (17,533,016)
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in floating rate obligations                                                                                21,978,000
Cash distributions paid to Common shareholders                                                                       (6,750,583)
--------------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                                                  15,227,417
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                                      (2,305,599)
Cash at the beginning of period                                                                                       2,338,827
--------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                        $       33,228
================================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Investment Quality Municipal Fund, Inc.
(NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU), Nuveen Premier Municipal Income Fund, Inc. (NPF) and Nuveen Municipal High Income Opportunity Fund (NMZ). Common shares of Investment Quality (NQM), Select Quality (NQS), Quality Income (NQU) and Premier Income
(NPF) are traded on the New York Stock Exchange while Common shares of High Income Opportunity (NMZ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

INVESTMENT VALUATION

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2007, Investment Quality (NQM) had outstanding when-issued/delayed delivery purchase commitments of $11,682,836. There were no such outstanding purchase commitments in any of the other Funds at April 30, 2007.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

PROFESSIONAL FEES

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refunds presented on the Statement of Operations for Premier Income (NPF) reflect a refund of workout expenditures paid in a prior reporting period.

FEDERAL INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

PREFERRED SHARES

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Prior to January 31, 2007, the dividend rate for High Income Opportunity's (NMZ) Series W was payable monthly at a rate which was negotiated at the time of the Preferred share offering. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                      INVESTMENT     SELECT    QUALITY    PREMIER   HIGH INCOME
                         QUALITY    QUALITY     INCOME     INCOME   OPPORTUNITY
                           (NQM)      (NQS)      (NQU)      (NPF)         (NMZ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                2,500      2,000      3,000      1,000         3,000
   Series T                2,500      2,000      3,000      2,800         1,600
   Series W                2,500      2,800      3,000         --         1,600
   Series W2                  --         --      2,080         --            --
   Series TH               2,040      1,560      4,000      2,800            --
   Series F                2,500      2,800      3,000         --            --
--------------------------------------------------------------------------------
Total                     12,040     11,160     18,080      6,600         6,200
================================================================================

INVERSE FLOATING RATE SECURITIES

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended April 30, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

Notes to
       FINANCIAL STATEMENTS (Unaudited) (continued)

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2007, were as follows:


                                          INVESTMENT      SELECT        QUALITY        PREMIER    HIGH INCOME
                                             QUALITY     QUALITY         INCOME         INCOME    OPPORTUNITY
                                               (NQM)       (NQS)          (NQU)          (NPF)          (NMZ)
--------------------------------------------------------------------------------------------------------------
Average floating fate obligations        $21,759,669    $184,116    $39,254,227    $51,264,472    $17,846,961
Average annual interest rate and fees           3.86%       4.11%          3.85%          3.85%          3.85%
==============================================================================================================


FORWARD SWAP TRANSACTIONS

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

INDEMNIFICATIONS

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:


                                                 INVESTMENT                       SELECT                        QUALITY
                                                QUALITY (NQM)                 QUALITY (NQS)                   INCOME (NQU)
                                          -------------------------     --------------------------     --------------------------
                                          SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                               ENDED     YEAR ENDED          ENDED      YEAR ENDED          ENDED      YEAR ENDED
                                             4/30/07       10/31/06        4/30/07        10/31/06        4/30/07        10/31/06
---------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions        35,528             --         51,724          43,382             --              --
=================================================================================================================================



                                                                                 PREMIER                      HIGH INCOME
                                                                               INCOME (NPF)                OPPORTUNITY (NMZ)
                                                                        --------------------------     --------------------------
                                                                        SIX MONTHS                     SIX MONTHS
                                                                             ENDED      YEAR ENDED          ENDED      YEAR ENDED
                                                                           4/30/07        10/31/06        4/30/07        10/31/06
---------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                         --              --         21,181          51,796
=================================================================================================================================


3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2007, were as follows:


                                                    INVESTMENT           SELECT          QUALITY          PREMIER      HIGH INCOME
                                                       QUALITY          QUALITY           INCOME           INCOME      OPPORTUNITY
                                                         (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
----------------------------------------------------------------------------------------------------------------------------------
Purchases                                       $   60,664,500   $   13,217,831   $   45,675,434   $   26,327,099   $   43,882,072

Sales and maturities                                22,865,719       10,296,500       32,355,614       15,095,653       24,373,089
==================================================================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:


                                                    INVESTMENT           SELECT          QUALITY          PREMIER      HIGH INCOME
                                                       QUALITY          QUALITY           INCOME           INCOME      OPPORTUNITY
                                                         (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                             $  797,139,731   $  739,177,207   $1,178,323,574   $  435,987,616   $  476,877,795
==================================================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:


                                                    INVESTMENT           SELECT          QUALITY          PREMIER      HIGH INCOME
                                                       QUALITY          QUALITY           INCOME           INCOME      OPPORTUNITY
                                                         (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                 $   57,004,129   $   53,368,041   $   86,984,470   $   28,582,872   $   44,153,685
   Depreciation                                       (299,019)              --         (554,594)        (296,180)        (875,366)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                               $   56,705,110   $   53,368,041   $   86,429,876   $   28,286,692   $   43,278,319
==================================================================================================================================


The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2006, the Funds' last tax year end, were as follows:


                                                    INVESTMENT           SELECT          QUALITY          PREMIER      HIGH INCOME
                                                       QUALITY          QUALITY           INCOME           INCOME      OPPORTUNITY
                                                         (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *           $    4,796,980   $    4,027,947   $    4,511,884   $      768,750   $      981,474
Undistributed net ordinary income **                     4,975            2,451               --            2,951            4,938
Undistributed net long-term capital gains                   --               --               --               --          123,178
==================================================================================================================================


 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2006, paid on November 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid during the Funds' last tax year ended October 31, 2006, was designated for purposes of the dividends paid deduction as follows:


                                                  INVESTMENT        SELECT       QUALITY       PREMIER   HIGH INCOME
                                                     QUALITY       QUALITY        INCOME        INCOME   OPPORTUNITY
                                                       (NQM)         (NQS)         (NQU)         (NPF)         (NMZ)
--------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $38,825,191   $38,884,337   $58,786,651   $19,384,184   $28,940,473
Distributions from net ordinary income **             83,195            --            --            --            --
Distributions from net long-term capital gains     6,081,436            --            --            --            --
====================================================================================================================


** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                                                INVESTMENT        SELECT       QUALITY       PREMIER
                                                                   QUALITY       QUALITY        INCOME        INCOME
                                                                     (NQM)         (NQS)         (NQU)         (NPF)
--------------------------------------------------------------------------------------------------------------------
Expiration year:
   2011                                                        $        --   $        --   $13,225,290   $        --
   2012                                                                 --     1,397,851            --            --
   2013                                                                 --            --            --       393,492
   2014                                                          2,339,553     1,671,074            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                                          $ 2,339,553   $ 3,068,925   $13,225,290   $   393,492
====================================================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


                                                                                            INVESTMENT QUALITY (NQM)
                                                                                                SELECT QUALITY (NQS)
                                                                                                QUALITY INCOME (NQU)
                                                                                                PREMIER INCOME (NPF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                    .4500%
For the next $125 million                                                                                     .4375
For the next $250 million                                                                                     .4250
For the next $500 million                                                                                     .4125
For the next $1 billion                                                                                       .4000
For the next $3 billion                                                                                       .3875
For net assets over $5 billion                                                                                .3750
====================================================================================================================



                                                                                       HIGH INCOME OPPORTUNITY (NMZ)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                    .5500%
For the next $125 million                                                                                     .5375
For the next $250 million                                                                                     .5250
For the next $500 million                                                                                     .5125
For the next $1 billion                                                                                       .5000
For net assets over $2 billion                                                                                .4750
====================================================================================================================


The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.


COMPLEX-LEVEL ASSETS(1)                                                                       COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                                     .2000%
For the next $1 billion                                                                                       .1800
For the next $1 billion                                                                                       .1600
For the next $3 billion                                                                                       .1425
For the next $3 billion                                                                                       .1325
For the next $3 billion                                                                                       .1250
For the next $5 billion                                                                                       .1200
For the next $5 billion                                                                                       .1175
For the next $15 billion                                                                                      .1150
For Managed Assets over $91 billion(2)                                                                        .1400
====================================================================================================================


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of High Income Opportunity's (NMZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
NOVEMBER 30,                                NOVEMBER 30,
--------------------------------------------------------------------------------
2003*                        .32%           2009                      .24%
2004                         .32            2010                      .16
2005                         .32            2011                      .08
2006                         .32
2007                         .32
2008                         .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse High Income Opportunity (NMZ) for any portion of its fees and expenses beyond November 30, 2011.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

6. NEW ACCOUNTING PRONOUNCEMENTS

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:

                     INVESTMENT   SELECT   QUALITY    PREMIER   HIGH INCOME
                        QUALITY  QUALITY    INCOME     INCOME   OPPORTUNITY
                          (NQM)    (NQS)     (NQU)      (NPF)         (NMZ)
---------------------------------------------------------------------------
Dividend per share       $.0675   $.0705    $.0635     $.0560        $.0815
===========================================================================

AGREEMENT AND PLAN OF MERGER

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Directors/Trustees of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

            Financial
                     HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:



                                                       Investment Operations                              Less Distributions
                                  ---------------------------------------------------------------   -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                      Beginning                                Investment         Capital           Investment    Capital
                         Common                       Net       Income to        Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred       Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-          Share-               Share-     Share-
                          Value       Income  Gain (Loss)         holders+        holders+  Total      holders    holders    Total
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY (NQM)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                  $15.71        $ .51        $(.17)          $(.14)         $   --   $ .20      $  (.41)    $   --   $ (.41)
2006                      15.49         1.05          .42            (.24)           (.03)   1.20         (.84)      (.14)    (.98)
2005                      16.06         1.05         (.39)           (.16)           (.01)    .49         (.96)      (.10)   (1.06)
2004                      15.65         1.07          .43            (.08)             --    1.42        (1.01)        --    (1.01)
2003                      15.63         1.11          .02            (.08)             --    1.05        (1.01)      (.02)   (1.03)
2002                      15.71         1.15         (.15)           (.11)           (.01)    .88         (.94)      (.02)    (.96)

SELECT QUALITY (NQS)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   15.62          .53         (.16)           (.14)             --     .23         (.42)        --     (.42)
2006                      15.46         1.07          .23            (.26)             --    1.04         (.88)        --     (.88)
2005                      15.69         1.06         (.16)           (.16)             --     .74         (.97)        --     (.97)
2004                      15.33         1.09          .42            (.07)           (.01)   1.43        (1.00)      (.07)   (1.07)
2003                      15.00         1.08          .30            (.07)             --    1.31         (.98)        --     (.98)
2002                      15.48         1.12         (.38)           (.09)           (.04)    .61         (.94)      (.15)   (1.09)
===================================================================================================================================

                                                               Total Returns
                                                            ---------------------

                          Offering                                         Based
                         Costs and      Ending                                on
                         Preferred      Common                Based       Common
                             Share       Share     Ending        on    Share Net
                      Underwriting   Net Asset     Market    Market        Asset
                         Discounts       Value      Value     Value**      Value**
----------------------------------------------------------------------------------
INVESTMENT QUALITY (NQM)
----------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                      $  --      $15.50     $15.69      3.21%        1.25%
2006                            --       15.71      15.60     15.33         8.09
2005                            --       15.49      14.45      1.17         3.10
2004                            --       16.06      15.33      8.54         9.37
2003                            --       15.65      15.10      7.78         6.88
2002                            --       15.63      14.99      7.71         5.85

SELECT QUALITY (NQS)
----------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                         --       15.43      16.39      8.79         1.50
2006                            --       15.62      15.47     10.47         6.94
2005                            --       15.46      14.83      4.14         4.77
2004                            --       15.69      15.19     10.19         9.64
2003                            --       15.33      14.81      9.91         8.96
2002                            --       15.00      14.40      5.24         4.22
==================================================================================

                                                                 Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets                Ratios to Average Net Assets
                                           Applicable to Common Shares                Applicable to Common Shares
                                       Before Credit/Reimbursement/Refund         After Credit/Reimbursement/Refund***
                                     ---------------------------------------    ----------------------------------------

                             Ending
                                Net
                             Assets
                         Applicable  Expenses       Expenses             Net    Expenses       Expenses             Net   Portfolio
                          to Common Including      Excluding      Investment   Including      Excluding      Investment    Turnover
                       Shares (000)  Interest++(a)  Interest++(a)     Income++  Interest++(a)  Interest++(a)     Income++      Rate
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   $ 554,654      1.33%*         1.18%*          6.61%*      1.31%*         1.16%*          6.64%*         3%
2006                        561,471      1.20           1.20            6.79        1.17           1.17            6.82          10
2005                        553,857      1.20           1.20            6.59        1.18           1.18            6.61          22
2004                        574,164      1.20           1.20            6.78        1.20           1.20            6.79          16
2003                        559,644      1.22           1.22            7.05        1.22           1.22            7.05           5
2002                        558,604      1.21           1.21            7.48        1.21           1.21            7.49           5

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                     524,497      1.18*          1.17*           6.92*       1.17*          1.17*           6.92*          1
2006                        529,996      1.18           1.18            6.91        1.17           1.17            6.93           5
2005                        523,994      1.18           1.18            6.76        1.16           1.16            6.78           4
2004                        531,694      1.21           1.21            6.96        1.15           1.15            7.02           4
2003                        519,361      1.26           1.26            7.06        1.25           1.25            7.06           9
2002                        508,300      1.24           1.24            7.46        1.23           1.23            7.47          19
====================================================================================================================================

                                                                  Floating Rate Obligations
                        Preferred Shares at End of Period             at End of Period
                      --------------------------------------     ---------------------------

                         Aggregate    Liquidation                   Aggregate
                            Amount     and Market      Asset           Amount          Asset
                       Outstanding          Value   Coverage      Outstanding       Coverage
                             (000)      Per Share  Per Share            (000)     Per $1,000
--------------------------------------------------------------------------------------------
INVESTMENT QUALITY (NQM)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   $301,000        $25,000    $71,068          $26,135       $ 33,740
2006                       301,000         25,000     71,634               --             --
2005                       301,000         25,000     71,001               --             --
2004                       301,000         25,000     72,688               --             --
2003                       301,000         25,000     71,482               --             --
2002                       301,000         25,000     71,396               --             --

SELECT QUALITY (NQS)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                    279,000         25,000     71,998            6,665        121,555
2006                       279,000         25,000     72,491               --             --
2005                       279,000         25,000     71,953               --             --
2004                       279,000         25,000     72,643               --             --
2003                       279,000         25,000     71,538               --             --
2002                       279,000         25,000     70,547               --             --
============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

*** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 80-81

Selected data for a Common share outstanding throughout each period:



                                                       Investment Operations                              Less Distributions
                                  ---------------------------------------------------------------   -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                      Beginning                                Investment         Capital           Investment    Capital
                         Common                       Net       Income to        Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred       Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-          Share-               Share-     Share-
                          Value       Income  Gain (Loss)         holders+        holders+  Total      holders    holders    Total
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME (NQU)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                  $15.49        $ .50        $(.17)          $(.14)         $   --   $ .19      $  (.38)    $   --   $ (.38)
2006                      15.26         1.01          .30            (.26)             --    1.05         (.82)        --     (.82)
2005                      15.54         1.02         (.22)           (.16)             --     .64         (.92)        --     (.92)
2004                      15.04         1.04          .51            (.08)             --    1.47         (.97)        --     (.97)
2003                      14.70         1.06          .34            (.07)             --    1.33         (.96)      (.03)    (.99)
2002                      15.32         1.12         (.59)           (.10)           (.03)    .40         (.93)      (.09)   (1.02)

PREMIER INCOME (NPF)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   15.39          .48         (.12)           (.14)             --     .22         (.34)        --     (.34)
2006                      14.90          .94          .51            (.26)             --    1.19         (.70)        --     (.70)
2005                      15.53          .94         (.39)           (.16)           (.01)    .38         (.88)      (.13)   (1.01)
2004                      15.13         1.00          .47            (.08)             --    1.39         (.99)        --     (.99)
2003                      15.23         1.06         (.01)           (.07)           (.01)    .97         (.98)      (.09)   (1.07)
2002                      15.31         1.15         (.13)           (.11)           (.01)    .90         (.96)      (.02)    (.98)

HIGH INCOME OPPORTUNITY (NMZ)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   16.00          .60          .02            (.11)             --**   .51         (.49)        --**   (.49)
2006                      15.36         1.21          .65            (.19)             --    1.67        (1.04)        --    (1.04)
2005                      14.87         1.22          .54            (.13)           (.01)   1.62        (1.07)      (.06)   (1.13)
2004(b)                   14.33          .98          .71            (.08)             --    1.61         (.89)        --     (.89)
===================================================================================================================================

                                                               Total Returns
                                                            ---------------------

                          Offering                                         Based
                         Costs and      Ending                                on
                         Preferred      Common                Based       Common
                             Share       Share     Ending        on    Share Net
                      Underwriting   Net Asset     Market    Market        Asset
                         Discounts       Value      Value     Value***     Value***
-----------------------------------------------------------------------------------
QUALITY INCOME (NQU)
-----------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                      $  --      $15.30     $15.53      8.11%        1.24%
2006                            --       15.49      14.73      8.55         7.07
2005                            --       15.26      14.34      4.78         4.15
2004                            --       15.54      14.58      8.76        10.07
2003                            --       15.04      14.33      9.31         9.37
2002                            --       14.70      14.04      3.05         2.71

PREMIER INCOME (NPF)
-----------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                         --       15.27      14.12      5.94         1.41
2006                            --       15.39      13.65      5.93         8.20
2005                            --       14.90      13.57      1.05         2.49
2004                            --       15.53      14.43      4.75         9.48
2003                            --       15.13      14.74      9.13         6.57
2002                            --       15.23      14.52      4.57         6.19

HIGH INCOME OPPORTUNITY (NMZ)
-----------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                         --       16.02      18.17      8.37         3.24
2006                           .01       16.00      17.25     14.79        11.34
2005                            --       15.36      15.99     14.35        11.20
2004(b)                       (.18)      14.87      15.04      6.49        10.38
===================================================================================

                                                            Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets              Ratios to Average Net Assets
                                           Applicable to Common Shares               Applicable to Common Shares
                                       Before Credit/Reimbursement/Refund       After Credit/Reimbursement/Refund****
                                     --------------------------------------   ----------------------------------------

                             Ending
                                Net
                             Assets
                         Applicable  Expenses       Expenses             Net    Expenses       Expenses             Net   Portfolio
                          to Common Including      Excluding      Investment   Including      Excluding      Investment    Turnover
                       Shares (000)  Interest++(a)  Interest++(a)     Income++  Interest++(a)  Interest++(a)     Income++      Rate
------------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   $ 829,083      1.35%*         1.17%*          6.59%*      1.33%*         1.15%*          6.60%*         2%
2006                        839,751      1.18           1.18            6.62        1.17           1.17            6.63          11
2005                        827,077      1.18           1.18            6.57        1.17           1.17            6.57           6
2004                        842,093      1.20           1.20            6.83        1.20           1.20            6.83           6
2003                        815,270      1.21           1.21            7.12        1.21           1.21            7.13           9
2002                        796,591      1.23           1.23            7.50        1.22           1.22            7.51          32

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                     306,724      1.83*          1.19*           6.25*       1.81*          1.17*           6.27*          3
2006                        309,140      1.24           1.24            6.27        1.23           1.23            6.28          35
2005                        299,423      1.23           1.23            6.16        1.22           1.22            6.17          20
2004                        311,991      1.28           1.28            6.57        1.27           1.27            6.58          22
2003                        304,048      1.24           1.24            6.91        1.23           1.23            6.91          19
2002                        305,958      1.29           1.29            7.66        1.28           1.28            7.67          25

HIGH INCOME OPPORTUNITY (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                     373,630      1.42*          1.23*           7.15*        .96*           .78*            7.60*         5
2006                        372,700      1.21           1.21            7.31         .75            .75             7.77          9
2005                        357,025      1.20           1.20            7.54         .74            .74             8.00          6
2004(b)                     345,023      1.15*          1.15*           6.75*        .70*           .70*            7.20*        52
====================================================================================================================================

                                                                  Floating Rate Obligations
                        Preferred Shares at End of Period             at End of Period
                      --------------------------------------     ---------------------------

                         Aggregate    Liquidation                   Aggregate
                            Amount     and Market      Asset           Amount          Asset
                       Outstanding          Value   Coverage      Outstanding       Coverage
                             (000)      Per Share  Per Share            (000)     Per $1,000
--------------------------------------------------------------------------------------------
QUALITY INCOME (NQU)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                   $452,000        $25,000    $70,856          $48,875       $ 27,211
2006                       452,000         25,000     71,446               --             --
2005                       452,000         25,000     70,745               --             --
2004                       452,000         25,000     71,576               --             --
2003                       452,000         25,000     70,092               --             --
2002                       452,000         25,000     69,059               --             --

PREMIER INCOME (NPF)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                    165,000         25,000     71,473           53,365          9,840
2006                       165,000         25,000     71,839               --             --
2005                       165,000         25,000     70,367               --             --
2004                       165,000         25,000     72,271               --             --
2003                       165,000         25,000     71,068               --             --
2002                       165,000         25,000     71,357               --             --

HIGH INCOME OPPORTUNITY (NMZ)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(a)                    155,000         25,000     85,263           21,135         26,012
2006                       155,000         25,000     85,113               --             --
2005                       155,000         25,000     82,585               --             --
2004(b)                    155,000         25,000     80,649               --             --
============================================================================================


*     Annualized.

** Per share Distributions from Capital Gains to Preferred Shareholders and Capital Gains to Common Shareholders rounds to less than $.01 per share.

*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

**** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended April 30, 2007.

(b) For the period November 19, 2003 (commencement of operations) through October 31, 2004.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 82-83

Reinvest Automatically
         EASILY AND CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
         INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

EACH FUND INTENDS TO REPURCHASE SHARES OF ITS OWN COMMON STOCK IN THE FUTURE AT SUCH TIMES AND IN SUCH AMOUNTS AS IS DEEMED ADVISABLE. NO SHARES WERE REPURCHASED DURING THE PERIOD COVERED BY THIS REPORT. ANY FUTURE REPURCHASES WILL BE REPORTED TO SHAREHOLDERS IN THE NEXT ANNUAL OR SEMIANNUAL REPORT.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: Mother and Daughter

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

BE SURE TO OBTAIN A PROSPECTUS, WHERE APPLICABLE. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVE AND POLICIES, RISK CONSIDERATIONS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION RELEVANT TO AN INVESTMENT IN THE FUND. FOR A PROSPECTUS, PLEASE CONTACT YOUR SECURITIES REPRESENTATIVE OR NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                            o     Share prices

           Learn more       o     Fund details
about Nuveen Funds at
   WWW.NUVEEN.COM/CEF       o     Daily financial news

                            o     Investor education

                            o     Interactive planning tools




                                                                      [LOGO]
                                                                 NUVEEN
                                                                     INVESTMENTS

ESA-C-0407D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premier Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.